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UNITED STATES	Estimated average burden hours per response . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Bond Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 34.9%
Aerospace & Defense 0.6%
Lockheed Martin Corp.
09/15/21	3.350%	$249,000	$259,797
01/15/23	3.100%	1,155,000	1,173,721
01/15/26	3.550%	1,460,000	1,497,861
05/15/36	4.500%	305,000	316,288
Total			3,247,667
Automotive 2.5%
Ford Motor Credit Co. LLC
06/15/16	3.984%	1,517,000	1,530,676
02/03/17	4.250%	1,949,000	1,989,987
06/15/18	2.240%	2,090,000	2,067,436
10/05/18	2.551%	1,750,000	1,739,426
01/08/19	2.943%	1,495,000	1,498,243
01/08/26	4.389%	1,010,000	1,017,548
Ford Motor Credit Co. LLC (a)
11/08/16	0.794%	1,785,000	1,773,887
General Motors Financial Co., Inc.
01/15/19	3.100%	2,080,000	2,062,426
Total			13,679,629
Banking 6.6%
Bank of America Corp.
01/11/23	3.300%	955,000	940,677
Subordinated
05/02/17	5.700%	1,465,000	1,526,123
Bank of New York Mellon Corp. (The) Junior Subordinated (a)
12/29/49	4.500%	1,324,000	1,194,910
Capital One Bank USA NA Subordinated
02/15/23	3.375%	975,000	952,516
Citigroup, Inc. (a)
08/14/17	0.852%	5,525,000	5,491,110
Subordinated
06/09/16	0.747%	2,671,000	2,666,622
Discover Financial Services
04/27/22	5.200%	260,000	282,881
11/21/22	3.850%	938,000	957,628
Fifth Third Bancorp Junior Subordinated (a)
12/31/49	5.100%	1,524,000	1,367,790
HBOS PLC Subordinated (b)
05/21/18	6.750%	1,395,000	1,524,527
HSBC Holdings PLC
01/14/22	4.875%	515,000	570,040
ING Bank NV (b)
03/15/16	4.000%	2,685,000	2,695,800
JPMorgan Chase & Co. Junior Subordinated (a)
12/31/49	6.100%	1,388,000	1,391,470

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
JPMorgan Chase Capital XXI Junior Subordinated (a)
02/02/37	1.563%	$251,000	$190,132
KeyCorp Capital I Junior Subordinated (a)
07/01/28	1.352%	1,785,000	1,463,700
Lloyds Banking Group PLC Subordinated (b)
12/10/25	4.582%	1,885,000	1,912,294
M&T Bank Corp. Junior Subordinated
12/31/49	6.875%	1,266,000	1,277,077
PNC Financial Services Group, Inc. (The) Junior Subordinated (a)
12/31/49	4.850%	1,190,000	1,109,675
Santander Issuances SAU Subordinated
11/19/25	5.179%	1,000,000	946,141
Santander UK Group Holdings PLC (b)
Subordinated
09/15/25	4.750%	816,000	809,697
09/15/45	5.625%	364,000	363,568
Synchrony Financial
01/15/19	2.600%	820,000	818,768
U.S. Bancorp Subordinated
07/15/22	2.950%	1,052,000	1,060,922
Wells Fargo & Co. Junior Subordinated (a)
12/31/49	5.900%	4,093,000	4,128,814
Total			35,642,882
Construction Machinery 0.2%
John Deere Capital Corp. (a)
01/16/18	0.910%	1,235,000	1,229,580

Consumer Products 0.4%
Procter & Gamble Co. (The) (c)
02/02/21	1.850%	950,000	953,825
02/02/26	2.700%	1,030,000	1,032,630
Total			1,986,455
Diversified Manufacturing 2.7%
GE Capital Trust I Subordinated (a)
11/15/67	6.375%	1,165,000	1,253,103
General Electric Co. (a)
Junior Subordinated
12/31/49	4.200%	1,813	1,777
12/31/49	5.000%	10,360,000	10,670,800
Subordinated

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
11/15/67	6.375%	$2,390,000	$2,533,400
Total			14,459,080
Electric 4.5%
Alabama Power Co.
04/01/25	2.800%	540,000	534,763
01/02/46	4.300%	585,000	599,985
Arizona Public Service Co.
11/15/45	4.350%	415,000	437,840
Commonwealth Edison Co.
08/01/20	4.000%	1,235,000	1,319,585
11/15/45	4.350%	420,000	437,723
DTE Electric Co.
10/01/20	3.450%	1,255,000	1,326,993
Dominion Resources, Inc.
10/01/25	3.900%	479,000	484,376
Duke Energy Ohio, Inc.
04/01/19	5.450%	1,485,000	1,647,261
09/01/23	3.800%	971,000	1,036,349
Duke Energy Progress, Inc.
08/15/45	4.200%	490,000	496,106
FPL Energy National Wind LLC (b)
03/10/24	5.608%	163,906	163,906
Florida Power & Light Co.
12/01/25	3.125%	860,000	877,350
Georgia Power Co.
06/01/17	5.700%	990,000	1,048,819
09/01/40	4.750%	330,000	337,899
MidAmerican Energy Co.
10/15/24	3.500%	485,000	504,894
Nevada Power Co.
09/15/40	5.375%	424,000	486,773
Niagara Mohawk Power Corp. (b)
10/01/24	3.508%	815,000	839,967
Oncor Electric Delivery Co. LLC
06/01/22	4.100%	1,733,000	1,845,116
04/01/25	2.950%	1,160,000	1,117,743
04/01/45	3.750%	206,000	179,708
PPL Capital Funding, Inc.
06/01/18	1.900%	810,000	808,788
12/01/22	3.500%	485,000	495,699
06/01/23	3.400%	1,139,000	1,145,541
PacifiCorp
06/15/21	3.850%	1,025,000	1,097,006
Pacific Gas & Electric Co.
06/15/23	3.250%	843,000	857,890
03/01/34	6.050%	480,000	581,643
Public Service Electric & Gas Co.
06/01/19	1.800%	560,000	560,808
11/01/45	4.150%	450,000	462,378
San Diego Gas & Electric Co.
04/01/42	4.300%	475,000	498,696

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Southern California Edison Co.
06/01/21	3.875%	$713,000	$766,968
09/01/40	4.500%	160,000	169,881
02/01/45	3.600%	254,000	236,577
Toledo Edison Co. (The)
05/15/37	6.150%	410,000	470,265
Total			23,875,296
Finance Companies 0.6%
HSBC Finance Corp. Subordinated
01/15/21	6.676%	1,155,000	1,302,763
Visa, Inc.
12/14/25	3.150%	1,290,000	1,311,405
12/14/45	4.300%	450,000	464,447
Total			3,078,615
Food and Beverage 1.8%
Anheuser-Busch InBev Finance, Inc.
02/01/19	1.900%	1,422,000	1,424,619
02/01/23	3.300%	800,000	811,966
02/01/26	3.650%	902,000	914,165
02/01/36	4.700%	798,000	808,467
02/01/46	4.900%	405,000	419,407
ConAgra Foods, Inc.
08/15/39	6.625%	1,605,000	1,762,945
Molson Coors Brewing Co.
05/01/17	2.000%	2,125,000	2,131,258
05/01/42	5.000%	725,000	692,481
PepsiCo, Inc.
07/17/45	4.600%	610,000	651,132
Total			9,616,440
Health Care 0.7%
Becton Dickinson and Co.
03/01/23	3.300%	390,000	393,782
05/15/24	3.875%	1,585,000	1,622,354
Medtronic, Inc.
03/15/25	3.500%	1,875,000	1,925,175
Total			3,941,311
Independent Energy 0.8%
Anadarko Petroleum Corp.
07/15/24	3.450%	289,000	231,914
Cimarex Energy Co.
06/01/24	4.375%	915,000	801,000
Kerr-McGee Corp.
07/01/24	6.950%	813,000	806,855
Noble Energy, Inc.
11/15/24	3.900%	1,035,000	870,658
11/15/43	5.250%	496,000	365,790
11/15/44	5.050%	1,006,000	726,065

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Woodside Finance Ltd. (b)
03/05/25	3.650%	$714,000	$624,235
Total			4,426,517
Integrated Energy 0.6%
BP Capital Markets PLC
03/17/22	3.062%	830,000	814,672
Cenovus Energy, Inc.
08/15/22	3.000%	176,000	146,246
11/15/39	6.750%	664,000	510,494
Chevron Corp.
12/05/22	2.355%	645,000	616,198
Mobil Corp.
08/15/21	8.625%	940,000	1,207,708
Total			3,295,318
Life Insurance 0.6%
American International Group, Inc.
02/15/24	4.125%	535,000	534,862
Massachusetts Mutual Life Insurance Co. Subordinated (b)
04/15/65	4.500%	405,000	377,420
MetLife Capital Trust X Junior Subordinated (a)(b)
04/08/38	9.250%	575,000	770,500
MetLife, Inc.
11/13/25	3.600%	148,000	148,620
05/13/46	4.600%	380,000	371,543
Junior Subordinated
08/01/39	10.750%	284,000	436,082
Teachers Insurance & Annuity Association of America Subordinated (b)
09/15/44	4.900%	465,000	479,875
Total			3,118,902
Media and Entertainment 0.5%
Scripps Networks Interactive, Inc.
06/15/22	3.500%	1,245,000	1,220,220
Walt Disney Co. (The)
02/12/21	2.300%	1,520,000	1,530,813
Total			2,751,033
Metals 0.1%
BHP Billiton Finance USA Ltd. Junior Subordinated (a)(b)
10/19/75	6.750%	820,000	770,800

Midstream 1.5%
Columbia Pipeline Group, Inc. (b)
06/01/20	3.300%	5,000	4,741
06/01/25	4.500%	943,000	850,598

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Midstream (continued)
06/01/45	5.800%	$165,000	$135,756
Kinder Morgan Energy Partners LP
02/01/19	2.650%	733,000	678,133
03/01/21	3.500%	1,585,000	1,401,845
09/01/23	3.500%	145,000	119,519
Kinder Morgan, Inc.
12/01/17	2.000%	1,047,000	1,009,872
Plains All American Pipeline LP/Finance Corp.
05/01/19	8.750%	1,039,000	1,143,593
12/15/19	2.600%	1,270,000	1,135,262
10/15/25	4.650%	1,019,000	871,955
02/15/45	4.900%	295,000	205,607
Southern Natural Gas Co. LLC
03/01/32	8.000%	729,000	674,458
Total			8,231,339
Natural Gas 1.1%
NiSource Finance Corp.
02/15/23	3.850%	685,000	710,205
12/15/40	6.250%	235,000	286,031
Sempra Energy
06/01/16	6.500%	1,805,000	1,836,802
03/15/20	2.400%	698,000	681,441
11/15/20	2.850%	885,000	882,164
10/01/22	2.875%	974,000	936,417
11/15/25	3.750%	725,000	726,749
Total			6,059,809
Office REIT 0.1%
Boston Properties LP
02/01/26	3.650%	310,000	313,211

Oil Field Services 0.2%
Halliburton Co.
11/15/22	3.375%	165,000	162,059
11/15/25	3.800%	55,000	51,557
Noble Holding International Ltd.
03/16/18	4.000%	770,000	614,195
Total			827,811
Other Industry 0.8%
Board of Trustees of the Leland Stanford Junior University (The)
05/01/47	3.460%	485,000	471,112
President and Fellows of Harvard College
10/01/37	3.619%	315,000	318,436
President and Fellows of Harvard College (b)
01/15/39	6.500%	1,075,000	1,523,536
University of Notre Dame du Lac
02/15/45	3.438%	1,935,000	1,860,911
Total			4,173,995

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals 2.6%
Actavis Funding SCS
03/12/20	3.000%	$1,035,000	$1,047,656
03/15/22	3.450%	315,000	319,647
06/15/24	3.850%	3,065,000	3,121,561
03/15/35	4.550%	680,000	669,922
Actavis Funding SCS (a)
09/01/16	1.289%	770,000	770,566
Forest Laboratories LLC (b)
02/01/19	4.375%	1,280,000	1,349,992
Gilead Sciences, Inc.
03/01/46	4.750%	532,000	542,709
Johnson & Johnson
12/05/33	4.375%	1,242,000	1,369,208
Novartis Capital Corp.
11/20/25	3.000%	903,000	912,817
11/20/45	4.000%	789,000	796,896
Roche Holdings, Inc. (b)
09/30/19	2.250%	2,810,000	2,859,717
Total			13,760,691
Property & Casualty 0.6%
ACE INA Holdings, Inc.
11/03/22	2.875%	776,000	786,156
05/03/26	3.350%	1,156,000	1,179,885
Liberty Mutual Group, Inc. (b)
06/01/21	5.000%	780,000	842,798
Transatlantic Holdings, Inc.
11/30/39	8.000%	240,000	318,166
Total			3,127,005
Railroads 1.2%
BNSF Funding Trust I Junior Subordinated (a)
12/15/55	6.613%	919,000	1,024,685
Burlington Northern Santa Fe LLC
03/15/23	3.000%	100,000	99,722
CSX Corp.
03/15/18	6.250%	2,065,000	2,256,013
Canadian Pacific Railway Co.
09/15/35	4.800%	683,000	673,980
09/15/15	6.125%	539,000	550,712
Union Pacific Corp.
02/01/21	4.000%	206,000	222,339
03/15/24	3.750%	1,190,000	1,262,397
02/01/55	3.875%	165,000	151,640
Total			6,241,488
Retail REIT 0.4%
Kimco Realty Corp.
11/01/22	3.400%	873,000	883,005
06/01/23	3.125%	977,000	957,761

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retail REIT (continued)
Simon Property Group LP
01/15/26	3.300%	$522,000	$521,913
Total			2,362,679
Retailers 0.8%
CVS Health Corp. (b)
12/01/22	4.750%	1,616,000	1,764,554
CVS Pass-Through Trust (b)
08/11/36	4.163%	1,443,951	1,414,293
Wal-Mart Stores, Inc.
08/15/37	6.500%	930,000	1,217,436
Total			4,396,283
Supermarkets 0.2%
Whole Foods Market, Inc. (b)
12/03/25	5.200%	835,000	836,336

Supranational 0.4%
European Investment Bank
05/30/17	5.125%	2,245,000	2,370,399

Technology 0.2%
Hewlett Packard Enterprise Co. (b)
10/15/35	6.200%	460,000	414,848
10/15/45	6.350%	538,000	486,650
Total			901,498
Tobacco 0.1%
Imperial Tobacco Finance PLC (b)
07/20/18	2.050%	424,000	424,514

Transportation Services 0.3%
ERAC U.S.A. Finance LLC (b)
11/01/25	3.800%	915,000	913,184
FedEx Corp.
11/15/45	4.750%	685,000	675,188
Total			1,588,372
Wirelines 1.2%
AT&T, Inc.
12/15/42	4.300%	505,000	416,689
05/15/46	4.750%	400,000	354,674
AT&T, Inc. (c)
02/17/26	4.125%	1,005,000	1,004,337
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	858,000	866,860
04/01/24	4.450%	730,000	746,667
Verizon Communications, Inc.
11/01/21	3.000%	623,000	626,908
09/15/23	5.150%	1,201,000	1,328,666

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
03/15/34	5.050%	$917,000	$894,181
09/15/43	6.550%	235,000	274,352
Total			6,513,334
Total Corporate Bonds & Notes (Cost: $186,603,621)			$187,248,289

Residential Mortgage-Backed Securities - Agency 30.0%
Federal Home Loan Mortgage Corp.
09/01/16	9.500%	21	21
03/01/21-05/01/41	5.000%	1,397,700	1,555,780
09/01/25-10/01/29	7.500%	37,545	43,771
11/01/25-12/01/35	7.000%	267,262	312,587
06/01/26	8.000%	575	663
Federal National Mortgage Association
10/01/20-12/01/20	10.000%	35,958	36,756
08/01/29-09/01/45	3.000%	14,678,135	15,189,795
10/01/29	7.500%	18,175	22,453
12/01/29-05/01/30	8.000%	105,926	123,934
01/01/31	2.500%	1,761,732	1,804,174
06/01/32	7.000%	10,598	11,198
07/01/38	6.000%	2,949,670	3,342,072
08/01/40	4.500%	7,080,579	7,718,430
09/01/40	5.000%	2,301,673	2,544,102
05/01/43-08/01/45	3.500%	15,112,490	15,876,079
09/01/44	4.000%	19,069,872	20,391,865
CMO Series 2013-121 Class KD
08/25/41	3.500%	7,087,057	7,428,603
Federal National Mortgage Association (c)
02/17/31	2.500%	4,100,000	4,192,009
02/17/31	3.000%	6,000,000	6,252,632
02/17/31-02/11/46	3.500%	17,300,000	18,156,040
02/11/46	4.000%	10,170,000	10,865,101
02/11/46	4.500%	12,750,000	13,859,648
Federal National Mortgage Association (d)
01/01/40	5.500%	4,138,090	4,617,175
Government National Mortgage Association
05/15/16	10.000%	136	136
01/15/17-12/15/17	8.500%	37,468	38,407
11/15/17-06/15/30	9.000%	39,479	41,843
11/15/17-08/15/20	9.500%	40,003	41,692
11/15/22-02/15/30	7.000%	119,691	134,306
05/15/23-12/15/31	6.500%	103,040	118,049

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

06/15/25-01/15/30	8.000%	$136,913	$155,878
04/15/26-03/15/30	7.500%	161,480	170,453
03/20/28	6.000%	51,819	59,976
09/20/42-05/20/43	3.500%	8,373,389	8,856,712
Government National Mortgage Association (a)
07/20/21	2.000%	13,646	14,005
04/20/22-06/20/28	1.750%	111,267	115,013
07/20/22	1.875%	19,033	19,563
Government National Mortgage Association (c)
02/22/46	3.000%	8,150,000	8,405,959
02/22/46	3.500%	3,550,000	3,744,141
02/22/46	4.000%	4,375,000	4,673,132
Vendee Mortgage Trust (a)(e)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.330%	2,385,802	19,175
CMO IO Series 1998-3 Class IO
03/15/29	0.155%	3,061,505	3,919

Total Residential Mortgage-Backed Securities - Agency (Cost: $158,979,778)			$160,957,247

Residential Mortgage-Backed Securities - Non-Agency 2.6%
American Mortgage Trust Series 2093-3 Class 3A (a)(f)(g)
07/27/23	8.188%	4,426	2,684
BCAP LLC Trust CMO Series 2012-RR10 Class 9A1 (a)(b)
10/26/35	2.788%	2,160,127	2,171,533
Citigroup Mortgage Loan Trust, Inc. CMO Series 2015-A Class A4 (a)
06/25/58	4.250%	811,123	842,056
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	299,647	300,058
Credit Suisse Mortgage Capital Certificates (b)
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	120,374	120,540
Jefferies Resecuritization Trust CMO Series 2009-R6 Class 6A1 (a)(b)
10/26/35	2.735%	1,393,829	1,414,794
New Residential Mortgage Loan Trust (b)
CMO Series 2014-1A Class A
01/25/54	3.750%	1,947,737	2,001,022
Series 2014-2A Class A3
05/25/54	3.750%	1,057,238	1,085,078
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A1 (a)(b)
08/26/35	2.783%	2,929,516	2,938,463

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A (a)
08/25/33	2.478%	$2,739,484	$2,795,939

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $13,799,246)			$13,672,167

Commercial Mortgage-Backed Securities - Non-Agency 8.1%
American Homes 4 Rent Trust (b)
Series 2014-SFR2 Class A
10/17/36	3.786%	2,674,208	2,746,646
Series 2014-SFR3 Class A
12/17/36	3.678%	3,051,217	3,109,672
Series 2015-SFR2 Class A
10/17/45	3.732%	268,869	274,248
American Homes 4 Rent Series 2015-SFR1 Class A (b)
04/17/52	3.467%	4,538,076	4,550,890
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)
04/20/50	2.543%	4,376,933	4,388,837
Commercial Mortgage Trust
Series 2007-C9 Class AM
12/10/49	5.650%	4,835,000	5,063,118
Series 2015-CR22 Class A5
03/10/48	3.309%	685,000	691,551
Series 2015-LC19 Class A4
02/10/48	3.183%	765,000	767,656
DBUBS Mortgage Trust Series 2011-LC2A Class A4 (b)
07/10/44	4.537%	2,560,000	2,798,027
GS Mortgage Securities Trust Series 2015-GC34 Class A4
10/10/48	3.506%	925,000	944,297
Invitation Homes Trust Series 2015-SFR3 Class A (a)(b)
08/17/32	1.726%	1,908,360	1,865,417
JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class A4
02/15/48	3.179%	700,000	697,919
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
05/15/45	3.507%	1,455,000	1,532,034
JPMorgan Chase Commercial Mortgage Securities Trust (a)
Series 2006-CB14 Class AM
12/12/44	5.699%	152,503	152,368
LB Commercial Mortgage Trust Series 2007-C3 Class AM (a)
07/15/44	6.096%	5,048,000	5,289,522

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3
02/15/40	5.430%	$1,096,299	$1,120,551
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO (a)(e)
12/15/30	1.076%	326,740	4,094
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3
02/15/48	2.988%	495,000	488,185
Morgan Stanley Re-Remic Trust (a)(b)
Series 2009-GG10 Class A4B
08/12/45	5.988%	1,335,000	1,380,957
Series 2010-GG10 Class A4B
08/15/45	5.988%	715,000	742,429
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5
11/15/47	3.607%	620,000	642,922
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 Class A4
02/15/48	3.166%	1,000,000	997,294
Series 2015-C27 Class A4
02/15/48	3.190%	1,490,000	1,493,025
Series 2015-LC20 Class A4
04/15/50	2.925%	1,647,000	1,615,981
Series 2015-LC20 Class A5
04/15/50	3.184%	300,000	299,329

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $44,505,714)			$43,656,969

Asset-Backed Securities - Agency 1.2%

United States Small Business Administration
Series 2012-20G Class 1
07/01/32	2.380%	326,327	329,660
Series 2012-20I Class 1
09/01/32	2.200%	368,322	370,453
Series 2012-20J Class 1
10/01/32	2.180%	1,307,312	1,310,996
Series 2012-20L Class 1
12/01/32	1.930%	350,216	345,823
Series 2013-20E Class 1
05/01/33	2.070%	205,219	203,482
Series 2013-20G Class 1
07/01/33	3.150%	704,474	734,519
Series 2013-20L Class 1
12/01/33	3.380%	285,894	301,856
Series 2014-20C Class 1
03/01/34	3.210%	383,442	402,696
Series 2014-20D Class 1
04/01/34	3.110%	1,210,444	1,267,580
Series 2014-20F Class 1
06/01/34	2.990%	744,766	772,268
Series 2015-20C Class 1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
03/01/35	2.720%	$106,585	$108,567

Total Asset-Backed Securities - Agency (Cost: $5,892,986)			$6,147,900

Asset-Backed Securities - Non-Agency 13.3%
ARI Fleet Lease Trust Series 2014-A Class A2 (b)
11/15/22	0.810%	1,708,613	1,706,264
Ascentium Equipment Receivables LLC Series 2015-2A Class A2 (b)
12/11/17	1.570%	470,000	467,869
Ascentium Equipment Receivables Series 2015-1A Class A2 (b)
07/10/17	1.150%	681,428	680,205
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A (b)
12/20/21	2.630%	1,195,000	1,208,205
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	990,000	999,421
Cabela’s Credit Card Master Note Trust (a)(b)
Series 2012-1A Class A2
02/18/20	0.956%	635,000	635,491
Cabela’s Master Credit Card Trust Series 2014-1 Class A (a)
03/16/20	0.776%	715,000	713,733
Capital One Multi-Asset Execution Trust
Series 2015-A2 Class A2
03/15/23	2.080%	3,405,000	3,435,907
Series 2015-A8 Class A8
08/15/23	2.050%	1,075,000	1,077,616
CarMax Auto Owner Trust Series 2015-3 Class A3
05/15/20	1.630%	1,295,000	1,297,359
Chase Issuance Trust Series 2012-A4 Class A4
08/16/21	1.580%	860,000	861,575
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.672%	596,867	601,483
Series 2012-2A Class A
05/07/24	0.872%	279,103	279,001
Series 2013-1A Class A
01/07/25	0.872%	512,287	512,084
Citibank Credit Card Issuance Trust
Series 2014-A1 Class A1
01/23/23	2.880%	3,455,000	3,614,855
Series 2014-A5 Class A5
06/07/23	2.680%	730,000	753,570
Series 2014-A6 Class A6
07/15/21	2.150%	475,000	484,337
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1 (a)
08/25/35	5.331%	165,547	494

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Dell Equipment Finance Trust Series 2015-2 Class A2B (a)(b)
12/22/17	1.325%	$250,000	$250,022
Discover Card Execution Note Trust
Series 2012-A6 Class A6
01/18/22	1.670%	480,000	480,345
Series 2015-A2 Class A
10/17/22	1.900%	4,750,000	4,770,302
Enterprise Fleet Financing LLC (b)
Series 2013-2 Class A2
03/20/19	1.060%	568,986	568,872
Series 2015-1 Class A2
09/20/20	1.300%	1,230,259	1,226,755
Series 2015-2 Class A2
02/22/21	1.590%	840,000	842,198
Ford Credit Auto Owner Trust (b)
Series 2014-2 Class A
04/15/26	2.310%	2,095,000	2,123,197
Series 2015-1 Class A
07/15/26	2.120%	3,365,000	3,381,547
Series 2015-2 Class A
01/15/27	2.440%	970,000	984,717
Ford Credit Floorplan Master Owner Trust Series 2013-2 Class A (b)
03/15/22	2.090%	1,570,000	1,595,368
GE Dealer Floorplan Master Note Trust Series 2012-2 Class A (a)
04/22/19	1.176%	735,000	735,839
GM Financial Automobile Leasing Trust
Series 2015-3 Class A3
03/20/19	1.690%	625,000	624,849
GM Financial Automobile Leasing Trust (a)
Series 2015-2 Class A2B
04/20/18	0.846%	1,002,982	1,002,172
Golden Credit Card Trust Series 2015-3A Class A (a)(b)
07/15/19	0.846%	3,125,000	3,116,052
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2 (b)
06/20/17	1.120%	1,242,804	1,241,180
Green Tree Agency Advance Funding Trust I Series 2015-T1 Class AT1 (b)
10/15/46	2.302%	990,000	988,386
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.974%	1,643,323	1,644,670
Series 2014-1 Class A
04/10/28	0.824%	427,175	427,370
Hertz Vehicle Financing II LP Series 2015-3A Class A (b)
09/25/21	2.670%	1,000,000	1,006,110
Huntington Auto Trust Series 2015-1 Class A2
10/16/17	0.760%	764,241	763,688

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (a)(b)
05/15/18	0.776%	$3,675,000	$3,675,230
MMAF Equipment Finance LLC Series 2014-AA Class A2 (b)
04/10/17	0.520%	793,729	793,272
NRZ Advance Receivables Trust (b)
Series 2015-T1 Class AT1
08/15/46	2.315%	1,290,000	1,289,597
Series 2015-T3 Class AT3
11/15/46	2.540%	1,320,000	1,324,140
Navitas Equipment Receivables LLC Series 2015-1 Class A2 (b)
11/15/18	2.120%	2,305,000	2,313,161
New York City Tax Lien Trust (b)
Series 2014-A Class A
11/10/27	1.030%	138,490	138,310
Series 2015-A Class A
11/10/28	1.340%	871,885	870,250
Nissan Auto Receivables Owner Trust Series 2015-A Class A1 (a)
01/15/20	0.826%	2,140,000	2,137,312
Ocwen Master Advance Receivables Trust Series 2015-1 Class AT1 (b)
09/17/46	2.537%	775,000	774,884
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
04/15/16	1.440%	606,563	605,813
SLM Student Loan Trust Series 2014-2 Class A1 (a)
07/25/19	0.677%	379,983	379,508
SMART ABS Series Trust Series 2015-3US Class A2B (a)
04/16/18	1.175%	645,000	645,001
SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2 (b)
01/15/47	2.620%	760,000	760,261
USAA Auto Owner Trust Series 2015-1 Class A2
03/15/18	0.820%	4,735,000	4,730,637
Wheels SPV 2 LLC Series 2015-1A Class A2 (b)
04/22/24	1.270%	260,000	260,661
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	790,000	799,196
Series 2015-B Class A
06/17/24	2.550%	1,815,000	1,852,713

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3
10/15/18	1.540%	$830,000	$830,357

Total Asset-Backed Securities - Non-Agency (Cost: $71,098,574)			$71,283,411

U.S. Treasury Obligations 16.2%
U.S. Treasury
04/15/16	0.250%	25,920,000	25,910,643
12/15/18	1.250%	2,122,000	2,139,241
01/15/19	1.125%	170,000	170,744
12/31/20	1.750%	3,194,000	3,256,882
12/31/22	2.125%	2,667,000	2,747,949
11/15/25	2.250%	12,449,400	12,804,892
08/15/45	2.875%	15,803,900	16,152,076
U.S. Treasury (h)
STRIPS
11/15/18	0.000%	7,057,000	6,865,120
11/15/19	0.000%	4,135,000	3,945,009
02/15/40	0.000%	14,141,000	7,319,919
11/15/41	0.000%	5,013,000	2,433,370
05/15/43	0.000%	7,022,000	3,214,454

Total U.S. Treasury Obligations (Cost: $82,522,227)			$86,960,299

U.S. Government & Agency Obligations 1.7%
Residual Funding Corp. (h)
STRIPS
10/15/19	0.000%	305,000	288,737
01/15/21	0.000%	6,730,000	6,155,736
01/15/30	0.000%	3,232,000	2,148,262
04/15/30	0.000%	455,000	299,997

Total U.S. Government & Agency Obligations (Cost: $8,303,537)			$8,892,732

Foreign Government Obligations(i) 1.7%
Colombia —%
Colombia Government International Bond
01/18/41	6.125%	235,000	217,720

France 0.4%
Electricite de France SA (b)
10/13/55	5.250%	1,845,000	1,838,609

Mexico 0.7%
Mexico Government International Bond
03/15/22	3.625%	1,536,000	1,543,680
03/08/44	4.750%	80,000	72,400
Petroleos Mexicanos
03/01/18	5.750%	1,935,000	1,976,216

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (i) (continued)
Mexico (continued)
06/15/35	6.625%	$435,000	$385,066
Total			3,977,362

Panama 0.1%
Panama Government International Bond
01/26/36	6.700%	270,000	322,650

Peru 0.1%
Peruvian Government International Bond
03/14/37	6.550%	285,000	328,462

Philippines —%
Philippine Government International Bond
10/23/34	6.375%	100,000	136,530

Qatar 0.4%
Nakilat, Inc. (b)
12/31/33	6.067%	1,592,000	1,671,600
Ras Laffan Liquefied Natural Gas Co., Ltd. III (b)
09/30/16	5.832%	350,776	356,878
Total			2,028,478

Uruguay —%
Uruguay Government International Bond
11/20/45	4.125%	165,000	127,875
Total Foreign Government Obligations (Cost: $8,893,051)			$8,977,686

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 2.3%
California 1.1%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	2,485,000	3,069,944
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
04/01/39	7.550%	1,720,000	2,534,781
Total			5,604,725
Illinois 0.7%
City of Chicago Waterworks

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Refunding Revenue Bonds
2nd Lien
Series 2012
11/01/42	5.000%	$635,000	$678,821
Revenue Bonds
Build America Bonds
Series 2010
11/01/40	6.742%	865,000	1,002,959
City of Chicago Unlimited General Obligation Taxable Bonds Series 2015B
01/01/33	7.375%	200,000	206,664
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/16	4.961%	2,080,000	2,086,340
Total			3,974,784
Kentucky 0.2%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	1,279,855	1,301,548

Ohio 0.3%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	1,310,000	1,436,874
Total Municipal Bonds (Cost: $10,484,415)			$12,317,931

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 0.4%
Banking 0.3%
PNC Financial Services Group, Inc. (The) (a)
12/31/49	6.125%	33,225	$926,313
U.S. Bancorp (a)
12/31/49	6.500%	31,750	905,828
Total			1,832,141
Property & Casualty 0.1%
Allstate Corp. (The) (a)
01/15/53	5.100%	13,575	343,583
Total Preferred Debt (Cost: $2,004,486)			$2,175,724

Issuer	Shares	Value

Common Stocks —%
CONSUMER STAPLES —%
Beverages —%
Crimson Wine Group Ltd. (j)	3	$24

TOTAL CONSUMER STAPLES		24

FINANCIALS —%
Diversified Financial Services —%
Leucadia National Corp.	39	646

TOTAL FINANCIALS		646
Total Common Stocks (Cost: $—)		$670

	Shares	Value

Money Market Funds —%
Columbia Short-Term Cash Fund, 0.360% (k)(l)	2,366	$2,366
Total Money Market Funds (Cost: $2,366)		$2,366

Total Investments
(Cost: $593,090,001) (m)		$602,293,391(n)
Other Assets & Liabilities, Net		(66,383,965)
Net Assets		$535,909,426

At January 31, 2016, securities and cash totaling $895,269 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at January 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	13	USD	1,684,516	03/2016	—	(635)
US 10YR NOTE (CBT)	82	USD	10,625,406	03/2016	241,843	—
US 2YR NOTE (CBT)	295	USD	64,494,375	03/2016	124,171	—
US 5YR NOTE (CBT)	86	USD	10,377,781	03/2016	35,116	—
US 5YR NOTE (CBT)	178	USD	21,479,594	03/2016	157,901	—
Total			108,661,672		559,031	(635)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10yr Ultra Fut	(33)	USD	(4,606,594)	03/2016	—	(41,218)
US 10yr Ultra Fut	(83)	USD	(11,586,281)	03/2016	—	(122,925)
US LONG BOND(CBT)	(11)	USD	(1,771,344)	03/2016	—	(69,303)
US LONG BOND(CBT)	(36)	USD	(5,797,125)	03/2016	—	(281,690)
US ULTRA BOND CBT	(4)	USD	(664,750)	03/2016	—	(34,680)
US ULTRA BOND CBT	(90)	USD	(14,956,875)	03/2016	—	(465,441)
Total			(39,382,969)		—	(1,015,257)

Credit Default Swap Contracts Outstanding at January 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	McDonald’s Corp.	12/20/2020	1.000	1,670,000	(58,893)	43,219	(1,855)	—	(17,529)
Goldman Sachs International	Bank of America Corp.	12/20/2020	1.000	1,335,000	(4,101)	3,081	(1,483)	—	(2,503)
Goldman Sachs International	Bank of America Corp.	12/20/2020	1.000	1,630,000	(5,007)	19,702	(1,811)	12,884	—
Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	675,000	(7,109)	13,252	(750)	5,393	—
Goldman Sachs International	Citigroup, Inc.	12/20/2020	1.000	1,335,000	(1,576)	(3,069)	(1,483)	—	(6,128)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	400,000	(472)	(920)	(444)	—	(1,836)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	1,870,000	(2,205)	(6,018)	(2,078)	—	(10,301)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	1,340,000	(1,580)	(7,382)	(1,489)	—	(10,451)
JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	1,335,000	(1,574)	(4,296)	(1,484)	—	(7,354)
JPMorgan	Morgan Stanley	12/20/2020	1.000	13,385,000	(15,786)	37,045	(14,872)	6,387	—
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	6,680,000	(7,877)	(15,353)	(7,422)	—	(30,652)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	805,000	(949)	(4,067)	(895)	—	(5,911)
Morgan Stanley*	Markit CDX North America Investment Grade Index, Series 25	12/20/2020	1.000	12,245,000	(16,773)	—	(13,605)	—	(30,378)
Total								24,664	(123,043)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At January 31, 2016, the value of these securities amounted to $99,202,429 or 18.51% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at January 31, 2016 was $2,684, which represents less than 0.01% of net assets.  Information concerning such security holdings at January 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	10-22-2010 - 10-12-2011	3,015

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2016, the value of these securities amounted to $2,684, which represents less than 0.01% of net assets.

(h)	Zero coupon bond.
(i)	Principal and interest may not be guaranteed by the government.
(j)	Non-income producing investment.
(k)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,697,752	120,647,142	(122,342,528)	2,366	2,874	2,366

(m)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $593,090,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,536,000
Unrealized Depreciation	(4,333,000)
Net Unrealized Appreciation	$9,203,000

(n)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	187,248,289	—	187,248,289
Residential Mortgage-Backed Securities - Agency	—	160,957,247	—	160,957,247
Residential Mortgage-Backed Securities - Non-Agency	—	13,669,483	2,684	13,672,167
Commercial Mortgage-Backed Securities - Non-Agency	—	43,656,969	—	43,656,969
Asset-Backed Securities - Agency	—	6,147,900	—	6,147,900
Asset-Backed Securities - Non-Agency	—	70,523,150	760,261	71,283,411
U.S. Treasury Obligations	63,182,427	23,777,872	—	86,960,299
U.S. Government & Agency Obligations	—	8,892,732	—	8,892,732
Foreign Government Obligations	—	8,977,686	—	8,977,686
Municipal Bonds	—	12,317,931	—	12,317,931
Preferred Debt	2,175,724	—	—	2,175,724
Common Stocks
Consumer Staples	24	—	—	24
Financials	646	—	—	646
Total Common Stocks	670	—	—	670
Money Market Funds	—	2,366	—	2,366
Total Investments	65,358,821	536,171,625	762,945	602,293,391
Derivatives
Assets
Futures Contracts	559,031	—	—	559,031
Swap Contracts	—	24,664	—	24,664
Liabilities
Futures Contracts	(1,015,892)	—	—	(1,015,892)
Swap Contracts	—	(123,043)	—	(123,043)
Total	64,901,960	536,073,246	762,945	601,738,151

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
-	1,697,752	1,697,752	-

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Corporate Income Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 93.2%
Aerospace & Defense 1.7%
L-3 Communications Corp.
02/15/21	4.950%	$2,543,000	$2,643,685
05/28/24	3.950%	5,911,000	5,616,827
Lockheed Martin Corp.
03/01/45	3.800%	6,428,000	5,833,847
Northrop Grumman Corp.
08/01/23	3.250%	5,251,000	5,352,045
TransDigm, Inc.
07/15/21	7.500%	278,000	283,560
TransDigm, Inc. (a)
05/15/25	6.500%	250,000	240,313
Total			19,970,277
Automotive 0.1%
Schaeffler Finance BV (a)
05/15/21	4.250%	625,000	620,313

Banking 0.1%
Ally Financial, Inc.
05/19/22	4.625%	964,000	964,000
09/30/24	5.125%	603,000	611,291
Washington Mutual Bank Subordinated (b)(c)(d)
01/15/15	5.125%	6,350,000	9,525
Total			1,584,816
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
11/15/22	5.375%	427,000	449,418
09/15/23	4.625%	358,000	352,630
National Financial Partners Corp. (a)
07/15/21	9.000%	138,000	124,200
Total			926,248
Building Materials 0.3%
Allegion PLC
09/15/23	5.875%	111,000	114,608
Allegion US Holding Co., Inc.
10/01/21	5.750%	327,000	340,080
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	627,000	638,756
Beacon Roofing Supply, Inc. (a)
10/01/23	6.375%	112,000	115,500
HD Supply, Inc.
07/15/20	7.500%	617,000	641,680
HD Supply, Inc. (a)
12/15/21	5.250%	315,000	324,056
Nortek, Inc.
04/15/21	8.500%	747,000	771,278

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
RSI Home Products, Inc. (a)
03/15/23	6.500%	$264,000	$271,260
Total			3,217,218
Cable and Satellite 1.2%
Altice US Finance I Corp. (a)
07/15/23	5.375%	321,000	322,605
CCO Holdings LLC/Capital Corp. (a)
05/01/25	5.375%	341,000	337,590
CCOH Safari LLC (a)
02/15/26	5.750%	481,000	478,292
CSC Holdings LLC
02/15/19	8.625%	425,000	452,625
06/01/24	5.250%	420,000	370,650
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	413,000	399,061
12/15/21	5.125%	182,000	163,800
07/15/25	7.750%	251,000	229,665
DISH DBS Corp.
11/15/24	5.875%	805,000	717,456
DigitalGlobe, Inc. (a)
02/01/21	5.250%	276,000	241,500
Intelsat Jackson Holdings SA
10/15/20	7.250%	690,000	593,400
Intelsat Luxembourg SA
06/01/21	7.750%	251,000	109,185
NBCUniversal Media LLC
01/15/43	4.450%	2,495,000	2,452,775
Neptune Finco Corp. (a)
10/15/25	6.625%	562,000	579,562
10/15/25	10.875%	344,000	365,070
Time Warner Cable, Inc.
09/15/42	4.500%	4,734,000	3,767,227
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	343,000	329,280
Unitymedia GmbH (a)
01/15/25	6.125%	368,000	373,594
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/25	5.000%	439,000	437,902
Videotron Ltd.
07/15/22	5.000%	286,000	288,503
Virgin Media Finance PLC (a)
01/15/25	5.750%	681,000	674,190
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	506,000	500,940
Total			14,184,872
Chemicals 1.0%
Angus Chemical Co. (a)
02/15/23	8.750%	437,000	413,511

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	$290,000	$303,050
Celanese U.S. Holdings LLC
06/15/21	5.875%	293,000	310,580
Chemours Co. LLC (The) (a)
05/15/23	6.625%	637,000	390,162
05/15/25	7.000%	185,000	112,850
Dow Chemical Co. (The)
11/15/42	4.375%	3,590,000	3,057,388
10/01/44	4.625%	541,000	479,873
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	398,000	346,260
INEOS Group Holdings SA (a)
02/15/19	5.875%	363,000	353,018
LYB International Finance BV
03/15/44	4.875%	4,255,000	3,658,347
NOVA Chemicals Corp. (a)
05/01/25	5.000%	809,000	758,437
PQ Corp. (a)
11/01/18	8.750%	2,024,000	1,882,320
Platform Specialty Products Corp. (a)
05/01/21	10.375%	144,000	134,280
02/01/22	6.500%	166,000	130,310
WR Grace & Co. (a)
10/01/21	5.125%	331,000	332,655
Total			12,663,041
Construction Machinery —%
United Rentals North America, Inc.
05/15/20	7.375%	503,000	518,090

Consumer Cyclical Services 0.2%
ADT Corp. (The)
07/15/22	3.500%	273,000	246,383
APX Group, Inc.
12/01/19	6.375%	611,000	584,269
12/01/20	8.750%	339,000	272,047
IHS, Inc.
11/01/22	5.000%	594,000	594,000
Interval Acquisition Corp. (a)
04/15/23	5.625%	402,000	399,990
Monitronics International, Inc.
04/01/20	9.125%	361,000	286,092
Total			2,382,781
Consumer Products 0.8%
Clorox Co. (The)
12/15/24	3.500%	8,005,000	8,093,023

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Jarden Corp. (a)
11/15/23	5.000%	$105,000	$107,888
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	266,000	277,970
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	369,000	377,764
Spectrum Brands, Inc.
11/15/22	6.625%	385,000	410,025
Spectrum Brands, Inc. (a)
07/15/25	5.750%	422,000	432,550
Springs Industries, Inc.
06/01/21	6.250%	201,000	199,492
Tempur Sealy International, Inc. (a)
10/15/23	5.625%	187,000	190,740
Total			10,089,452
Diversified Manufacturing —%
Entegris, Inc. (a)
04/01/22	6.000%	350,000	355,250

Electric 22.4%
AES Corp. (The)
07/01/21	7.375%	454,000	467,620
Appalachian Power Co.
05/15/44	4.400%	3,680,000	3,615,471
06/01/45	4.450%	4,330,000	4,222,980
Berkshire Hathaway Energy Co.
11/15/23	3.750%	19,420,000	20,037,711
11/15/43	5.150%	600,000	644,433
02/01/45	4.500%	804,000	787,520
CMS Energy Corp.
03/15/22	5.050%	3,150,000	3,496,680
03/31/43	4.700%	2,435,000	2,458,386
03/01/44	4.875%	6,190,000	6,422,267
Calpine Corp. (a)
01/15/22	6.000%	441,000	456,435
Connecticut Light & Power Co. (The)
01/15/23	2.500%	5,088,000	4,996,686
DTE Energy Co.
12/01/23	3.850%	1,470,000	1,531,556
06/01/24	3.500%	15,988,000	16,252,170
DTE Energy Co. (a)
06/15/22	3.300%	16,440,000	16,867,456
Dominion Resources, Inc.
10/01/25	3.900%	15,567,000	15,741,724
09/15/42	4.050%	8,216,000	7,357,099
Duke Energy Corp.
08/15/22	3.050%	10,000,000	9,966,560
10/15/23	3.950%	17,053,000	17,679,050
12/15/45	4.800%	1,325,000	1,378,375
Indiana Michigan Power Co.
03/15/23	3.200%	13,250,000	13,354,807

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
NRG Energy, Inc.
07/15/22	6.250%	$335,000	$276,375
05/01/24	6.250%	159,000	126,803
NRG Yield Operating LLC
08/15/24	5.375%	596,000	500,640
Oncor Electric Delivery Co. LLC
09/30/17	5.000%	4,000,000	4,189,456
04/01/45	3.750%	6,412,000	5,593,617
PPL Capital Funding, Inc.
12/01/22	3.500%	750,000	766,544
06/01/23	3.400%	23,617,000	23,752,632
03/15/24	3.950%	1,565,000	1,622,902
PSEG Power LLC
11/15/18	2.450%	1,295,000	1,301,235
11/15/23	4.300%	1,605,000	1,635,168
PacifiCorp
06/01/23	2.950%	8,525,000	8,618,468
Pacific Gas & Electric Co.
06/15/23	3.250%	9,076,000	9,236,309
02/15/24	3.750%	6,240,000	6,540,213
08/15/24	3.400%	4,175,000	4,282,135
02/15/44	4.750%	5,388,000	5,757,525
Progress Energy, Inc.
04/01/22	3.150%	25,595,000	25,751,539
Talen Energy Supply LLC
06/01/25	6.500%	344,000	233,920
TransAlta Corp.
06/03/17	1.900%	15,885,000	14,900,829
WEC Energy Group, Inc.
06/15/25	3.550%	6,515,000	6,668,194
Total			269,489,490
Finance Companies 0.5%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/21	4.500%	1,604,000	1,571,920
10/01/21	5.000%	669,000	669,000
Aircastle Ltd.
03/15/21	5.125%	198,000	195,525
CIT Group, Inc. (a)
04/01/18	6.625%	705,000	745,537
Navient Corp.
10/26/20	5.000%	91,000	78,715
10/25/24	5.875%	575,000	455,688
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	271,000	266,935
12/15/21	7.250%	287,000	284,130
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	698,000	664,845
Quicken Loans, Inc. (a)
05/01/25	5.750%	297,000	278,809
Springleaf Finance Corp.
10/01/21	7.750%	266,000	250,040
10/01/23	8.250%	226,000	212,440

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
iStar, Inc.
07/01/19	5.000%	$411,000	$386,340
Total			6,059,924
Food and Beverage 7.3%
Anheuser-Busch InBev Finance, Inc.
02/01/46	4.900%	3,775,000	3,909,292
ConAgra Foods, Inc.
09/15/22	3.250%	3,657,000	3,619,223
01/25/23	3.200%	3,373,000	3,275,200
01/25/43	4.650%	9,247,000	8,252,125
Constellation Brands, Inc.
11/15/24	4.750%	412,000	430,025
12/01/25	4.750%	60,000	61,950
Diamond Foods, Inc. (a)
03/15/19	7.000%	375,000	388,125
Grupo Bimbo SAB de CV (a)
06/27/44	4.875%	8,335,000	7,074,381
Heineken NV (a)
04/01/22	3.400%	13,875,000	14,380,258
Kraft Heinz Co. (The) (a)
07/15/45	5.200%	5,605,000	5,894,739
Molson Coors Brewing Co.
05/01/42	5.000%	14,464,000	13,815,232
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	42,000	43,470
Post Holdings, Inc.
02/15/22	7.375%	133,000	140,149
Post Holdings, Inc. (a)
03/15/24	7.750%	392,000	417,480
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	25,190,000	26,109,939
Treehouse Foods, Inc. (a)
02/15/24	6.000%	63,000	64,811
Total			87,876,399
Gaming 0.3%
Boyd Gaming Corp.
05/15/23	6.875%	297,000	301,455
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	292,000	279,590
International Game Technology PLC (a)
02/15/22	6.250%	542,000	521,675
MGM Resorts International
03/01/18	11.375%	233,000	266,785
10/01/20	6.750%	616,000	640,640
03/15/23	6.000%	281,000	280,122
Pinnacle Entertainment, Inc.
08/01/21	6.375%	176,000	186,560
Scientific Games International, Inc. (a)
01/01/22	7.000%	800,000	752,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	$191,000	$193,865
10/01/20	7.804%	300,000	318,723
Tunica-Biloxi Gaming Authority (a)(d)
05/15/16	0.000%	203,000	99,977
Total			3,841,392
Health Care 1.3%
Acadia Healthcare Co., Inc.
02/15/23	5.625%	159,000	149,858
Alere, Inc. (a)
07/01/23	6.375%	350,000	330,750
Amsurg Corp.
11/30/20	5.625%	276,000	279,450
CHS/Community Health Systems, Inc.
08/15/18	5.125%	825,000	829,125
02/01/22	6.875%	575,000	520,375
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	353,000	314,170
DaVita HealthCare Partners, Inc.
07/15/24	5.125%	608,000	611,420
Emdeon, Inc.
12/31/19	11.000%	392,000	408,660
Emdeon, Inc. (a)
02/15/21	6.000%	298,000	277,140
ExamWorks Group, Inc.
04/15/23	5.625%	198,000	198,965
HCA, Inc.
02/01/25	5.375%	1,009,000	1,020,351
04/15/25	5.250%	560,000	574,000
02/15/26	5.875%	160,000	163,200
HealthSouth Corp. (a)
09/15/25	5.750%	181,000	175,534
Hologic, Inc. (a)
07/15/22	5.250%	341,000	352,935
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	263,000	255,110
LifePoint Health, Inc.
12/01/21	5.500%	406,000	412,090
MEDNAX, Inc. (a)
12/01/23	5.250%	177,000	181,425
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	380,000	380,950
McKesson Corp.
03/15/23	2.850%	6,845,000	6,575,725
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	449,000	429,356
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	206,000	198,790

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Tenet Healthcare Corp.
06/01/20	4.750%	$638,000	$644,380
04/01/22	8.125%	684,000	685,710
Total			15,969,469
Healthcare Insurance 0.1%
Centene Corp.
05/15/22	4.750%	440,000	422,400
Centene Escrow Corp. (a)(e)
02/15/21	5.625%	161,000	163,818
02/15/24	6.125%	235,000	241,463
Molina Healthcare, Inc. (a)
11/15/22	5.375%	295,000	294,262
Total			1,121,943
Home Construction 0.1%
CalAtlantic Group, Inc.
12/15/21	6.250%	271,000	285,905
Meritage Homes Corp.
06/01/25	6.000%	515,000	502,125
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	355,000	333,700
Toll Brothers Finance Corp.
11/15/25	4.875%	152,000	148,960
Total			1,270,690
Independent Energy 5.8%
Canadian Natural Resources Ltd.
04/15/24	3.800%	9,078,000	7,175,787
03/15/38	6.250%	385,000	279,930
Canadian Oil Sands Ltd. (a)
04/01/22	4.500%	3,780,000	3,466,808
04/01/42	6.000%	3,625,000	2,895,849
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	670,000	468,163
Cimarex Energy Co.
05/01/22	5.875%	9,800,000	9,114,000
06/01/24	4.375%	5,035,000	4,407,689
Concho Resources, Inc.
04/01/23	5.500%	881,000	799,058
Continental Resources, Inc.
09/15/22	5.000%	17,631,000	12,385,777
06/01/44	4.900%	1,782,000	965,124
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	432,000	384,480
Diamondback Energy, Inc.
10/01/21	7.625%	122,000	121,390
EnCana Corp.
11/15/41	5.150%	2,169,000	1,231,283
Laredo Petroleum, Inc.
01/15/22	5.625%	1,441,000	1,023,110

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Marathon Oil Corp.
06/01/45	5.200%	$7,310,000	$4,502,880
Noble Energy, Inc.
11/15/43	5.250%	4,713,000	3,475,739
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	794,000	762,240
RSP Permian, Inc.
10/01/22	6.625%	159,000	141,510
RSP Permian, Inc. (a)
10/01/22	6.625%	330,000	293,700
SM Energy Co.
11/15/22	6.125%	271,000	155,825
Whiting Petroleum Corp.
03/15/21	5.750%	750,000	470,625
04/01/23	6.250%	94,000	58,750
Woodside Finance Ltd. (a)
03/05/25	3.650%	17,728,000	15,499,218
Total			70,078,935
Integrated Energy 0.9%
Cenovus Energy, Inc.
09/15/23	3.800%	3,276,000	2,740,158
09/15/42	4.450%	6,896,000	4,411,881
09/15/43	5.200%	5,070,000	3,534,145
Total			10,686,184
Leisure —%
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	281,000	265,545
Life Insurance 6.8%
Five Corners Funding Trust (a)
11/15/23	4.419%	39,880,000	41,583,674
Guardian Life Insurance Co. of America (The) Subordinated (a)
06/19/64	4.875%	10,176,000	9,776,918
MetLife, Inc.
09/15/23	4.368%	3,482,000	3,724,876
05/13/46	4.600%	3,688,000	3,605,923
Peachtree Corners Funding Trust (a)
02/15/25	3.976%	9,818,000	9,851,244
Teachers Insurance & Annuity Association of America Subordinated (a)
09/15/44	4.900%	13,060,000	13,477,776
Total			82,020,411
Lodging 0.1%
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	641,000	660,230

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Lodging (continued)
Playa Resorts Holding BV (a)
08/15/20	8.000%	$566,000	$577,320
Total			1,237,550
Media and Entertainment 6.6%
21st Century Fox America, Inc.
09/15/44	4.750%	9,890,000	9,349,205
AMC Networks, Inc.
12/15/22	4.750%	473,000	470,635
Lamar Media Corp. (a)
02/01/26	5.750%	89,000	91,670
MDC Partners, Inc. (a)
04/01/20	6.750%	673,000	667,111
Netflix, Inc. (a)
02/15/25	5.875%	1,211,000	1,248,844
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	461,000	466,762
Scripps Networks Interactive, Inc.
11/15/24	3.900%	19,506,000	18,899,988
06/15/25	3.950%	8,772,000	8,459,313
Sky PLC (a)
11/26/22	3.125%	22,353,000	22,131,705
Thomson Reuters Corp.
05/23/43	4.500%	11,719,000	10,008,870
Time Warner, Inc.
03/29/41	6.250%	6,360,000	6,738,083
Univision Communications, Inc. (a)
02/15/25	5.125%	994,000	941,815
Total			79,474,001
Metals 0.7%
ArcelorMittal (f)
03/01/21	6.500%	210,000	170,625
02/25/22	7.250%	335,000	271,350
Barrick Gold Corp.
04/01/42	5.250%	5,552,000	3,724,737
Newmont Mining Corp.
03/15/42	4.875%	4,306,000	2,975,739
Teck Resources Ltd.
03/01/42	5.200%	4,261,000	1,918,302
Total			9,060,753
Midstream 11.6%
Columbia Pipeline Group, Inc. (a)
06/01/45	5.800%	12,900,000	10,613,617
Energy Transfer Equity LP
06/01/27	5.500%	845,000	599,950
Energy Transfer Partners LP
02/01/43	5.150%	1,146,000	791,874

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Enterprise Products Operating LLC
02/15/45	5.100%	$9,435,000	$7,849,892
05/15/46	4.900%	3,785,000	3,143,389
Kinder Morgan Energy Partners LP
09/01/22	3.950%	778,000	681,468
02/15/23	3.450%	21,342,000	17,761,026
09/01/23	3.500%	500,000	412,135
05/01/24	4.300%	16,621,000	14,144,687
03/01/43	5.000%	3,804,000	2,739,424
MPLX LP (a)
02/15/23	5.500%	753,000	625,758
12/01/24	4.875%	783,000	611,115
Northwest Pipeline LLC
04/15/17	5.950%	8,479,000	8,350,976
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	20,031,000	15,993,892
10/15/23	3.850%	10,110,000	8,473,120
10/15/25	4.650%	760,000	650,330
06/15/44	4.700%	4,134,000	2,795,551
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	812,000	775,460
Sabine Pass Liquefaction LLC
03/01/25	5.625%	809,000	695,740
Southern Natural Gas Co. LLC (a)
04/01/17	5.900%	16,345,000	16,580,891
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	554,000	404,420
Targa Resources Partners LP/Finance Corp. (a)
03/15/24	6.750%	267,000	220,275
Tesoro Logistics LP/Finance Corp. (a)
10/15/22	6.250%	720,000	655,200
Transcontinental Gas Pipe Line Co. LLC
04/15/16	6.400%	8,983,000	9,067,216
Transcontinental Gas Pipe Line Co. LLC (a)
02/01/26	7.850%	5,085,000	5,243,906
Williams Companies, Inc. (The)
06/24/24	4.550%	414,000	271,349
Williams Partners LP
09/15/45	5.100%	15,433,000	9,996,649
Total			140,149,310
Natural Gas 3.8%
CenterPoint Energy Resources Corp.
11/01/17	6.125%	7,966,000	8,486,865
NiSource Finance Corp.
02/15/43	5.250%	5,620,000	6,053,752
Sempra Energy
12/01/23	4.050%	22,650,000	23,353,599
06/15/24	3.550%	7,480,000	7,411,214
Total			45,305,430
Oil Field Services 0.7%
Noble Holding International Ltd.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
03/15/22	3.950%	$10,115,000	$5,133,362
03/15/42	5.250%	4,578,000	1,831,200
Weatherford International Ltd.
03/15/38	7.000%	1,520,000	938,600
Total			7,903,162
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	249,000	235,928
Berry Plastics Corp.
07/15/23	5.125%	480,000	468,000
Berry Plastics Corp. (a)
10/15/22	6.000%	205,000	209,613
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	397,000	380,127
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	645,000	645,806
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	125,000	103,750
Total			2,043,224
Pharmaceuticals 1.2%
Amgen, Inc.
05/15/43	5.375%	6,543,000	6,974,059
Concordia Healthcare Corp. (a)
04/15/23	7.000%	264,000	229,680
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	671,000	674,355
Gilead Sciences, Inc.
03/01/46	4.750%	3,420,000	3,488,845
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	445,000	451,719
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	818,000	805,730
Mallinckrodt International Finance SA/CB LLC (a)
10/15/23	5.625%	255,000	239,063
04/15/25	5.500%	163,000	145,070
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	535,000	516,275
05/15/23	5.875%	633,000	566,535
04/15/25	6.125%	844,000	758,545
Total			14,849,876
Property & Casualty 3.3%
Alleghany Corp.
06/27/22	4.950%	7,743,000	8,436,858
Alliant Holdings I LP (a)
08/01/23	8.250%	24,000	21,000
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	1,490,000	1,511,724

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
CNA Financial Corp.
05/15/24	3.950%	$7,416,000	$7,503,390
HUB International Ltd. (a)
10/01/21	7.875%	1,165,000	1,022,288
HUB International Ltd. (a)(e)
02/15/21	9.250%	59,000	60,328
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	11,581,000	12,524,191
06/15/23	4.250%	6,529,000	6,708,247
Loews Corp.
05/15/43	4.125%	2,550,000	2,343,603
Total			40,131,629
Railroads —%
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	120,000	109,800
Refining 0.5%
Marathon Petroleum Corp.
09/15/44	4.750%	6,885,000	5,226,892
Valero Energy Corp.
03/15/45	4.900%	640,000	519,990
Total			5,746,882
Restaurants 0.5%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	732,000	735,660
Yum! Brands, Inc.
11/01/43	5.350%	6,680,000	4,943,200
Total			5,678,860
Retailers 0.5%
Asbury Automotive Group, Inc.
12/15/24	6.000%	251,000	245,352
Asbury Automotive Group, Inc. (a)
12/15/24	6.000%	108,000	105,570
CVS Health Corp.
07/20/45	5.125%	3,115,000	3,346,996
Dollar Tree, Inc. (a)
03/01/23	5.750%	509,000	536,359
Group 1 Automotive, Inc.
06/01/22	5.000%	157,000	149,346
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	127,000	119,380
Penske Automotive Group, Inc.
12/01/24	5.375%	270,000	261,900
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	198,000	232,650
Rite Aid Corp. (a)
04/01/23	6.125%	440,000	464,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	$87,000	$89,828
Total			5,551,581
Technology 3.2%
Alliance Data Systems Corp. (a)
08/01/22	5.375%	1,048,000	992,980
Apple, Inc.
02/09/45	3.450%	8,127,000	6,780,827
05/13/45	4.375%	4,948,000	4,823,954
Audatex North America, Inc. (a)
06/15/21	6.000%	294,000	296,205
11/01/23	6.125%	549,000	553,118
Equinix, Inc.
01/15/26	5.875%	84,000	86,940
First Data Corp. (a)
08/15/23	5.375%	574,000	585,480
12/01/23	7.000%	770,000	775,775
01/15/24	5.750%	895,000	888,287
Hewlett Packard Enterprise Co. (a)
10/15/45	6.350%	10,594,000	9,582,845
MSCI, Inc. (a)
11/15/24	5.250%	447,000	460,969
08/15/25	5.750%	268,000	283,410
Microsemi Corp. (a)
04/15/23	9.125%	244,000	256,810
NCR Corp.
12/15/23	6.375%	185,000	183,033
Oracle Corp.
05/15/45	4.125%	11,283,000	10,323,381
Riverbed Technology, Inc. (a)
03/01/23	8.875%	439,000	401,136
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	200,000	204,000
VeriSign, Inc.
05/01/23	4.625%	382,000	374,360
Zebra Technologies Corp.
10/15/22	7.250%	524,000	544,960
Total			38,398,470
Transportation Services 1.1%
ERAC U.S.A. Finance LLC (a)
11/01/25	3.800%	2,895,000	2,889,253
02/15/45	4.500%	10,835,000	10,079,389
Total			12,968,642
Wireless 2.5%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	950,000	954,417
Numericable-SFR (a)
05/15/19	4.875%	247,000	245,148
05/15/22	6.000%	333,000	328,005

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Rogers Communications, Inc.
03/15/23	3.000%	$23,042,000	$22,781,741
03/15/44	5.000%	1,310,000	1,306,894
Sprint Communications, Inc.
11/15/22	6.000%	518,000	348,355
Sprint Communications, Inc. (a)
11/15/18	9.000%	1,214,000	1,232,210
Sprint Corp.
09/15/21	7.250%	679,000	488,880
02/15/25	7.625%	73,000	49,868
T-Mobile USA, Inc.
04/28/21	6.633%	457,000	472,424
01/15/24	6.500%	395,000	398,950
01/15/26	6.500%	681,000	681,000
Wind Acquisition Finance SA (a)
07/15/20	4.750%	453,000	445,072
04/23/21	7.375%	423,000	402,112
Total			30,135,076
Wirelines 5.7%
AT&T, Inc.
06/15/45	4.350%	36,753,000	30,576,548
AT&T, Inc. (e)
02/15/47	5.650%	1,265,000	1,262,040
CenturyLink, Inc.
12/01/23	6.750%	687,000	650,074
Frontier Communications Corp.
04/15/24	7.625%	245,000	204,575
01/15/25	6.875%	527,000	418,965
Frontier Communications Corp. (a)
09/15/20	8.875%	101,000	101,379
09/15/22	10.500%	254,000	247,015
09/15/25	11.000%	709,000	683,298
Level 3 Communications, Inc.
12/01/22	5.750%	363,000	373,890
Level 3 Financing, Inc.
06/01/20	7.000%	176,000	184,800
08/15/22	5.375%	422,000	428,330
Level 3 Financing, Inc. (a)
01/15/24	5.375%	77,000	77,770
Verizon Communications, Inc.
11/01/42	3.850%	31,258,000	25,645,126
03/15/55	4.672%	9,139,000	7,684,199
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	680,000	664,700
Total			69,202,709
Total Corporate Bonds & Notes (Cost: $1,192,117,613)			$1,123,139,695

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(g) 0.1%
Mexico 0.1%
Petroleos Mexicanos
06/27/44	5.500%	$1,045,000	$787,721
Total Foreign Government Obligations (Cost: $934,383)			$787,721

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Technology —%
Microsemi Corp. Tranche B Term Loan (e)(f)(h)
01/15/23	5.250%	387,000	384,388
Total Senior Loans (Cost: $375,529)			$384,388

Issuer		Shares	Value

Common Stocks —%
FINANCIALS —%
Insurance —%
WMI Holdings Corp. Escrow (b)(c)(i)(j)		1,075	$—
WMIH Corp. (j)		21,388	51,759
Total			51,759
TOTAL FINANCIALS			51,759
Total Common Stocks (Cost: $1,077,672)			$51,759

	Shares	Value

Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.360% (k)(l)	41,734,972	$41,734,972
Total Money Market Funds (Cost: $41,734,972)		$41,734,972
Total Investments
(Cost: $1,236,240,169) (m)		$1,166,098,535(n)
Other Assets & Liabilities, Net		38,577,685
Net Assets		$1,204,676,220

At January 31, 2016, cash totaling $7,110,490 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at January 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US ULTRA BOND CBT	136	USD	22,601,500	03/2016	1,123,979	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(2,426)	USD	(314,356,531)	03/2016	—	(8,223,364)
US 5YR NOTE (CBT)	(154)	USD	(18,583,469)	03/2016	—	(269,739)
US LONG BOND(CBT)	(949)	USD	(152,818,656)	03/2016	—	(7,319,447)
Total			(485,758,656)		—	(15,812,550)

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2016, the value of these securities amounted to $312,314,376 or 25.93% of net assets.

(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at January 31, 2016 was $9,525, which represents less than 0.01% of net assets. Information concerning such security holdings at January 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Washington Mutual Bank
Subordinated 01/15/15 5.125%	03-10-2006 - 05-14-2008	5,688,448
WMI Holdings Corp. Escrow	03-05-2007	—

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2016, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2016, the value of these securities amounted to $109,502, which represents 0.01% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	Variable rate security.
(g)	Principal and interest may not be guaranteed by the government.
(h)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	Negligible market value.
(j)	Non-income producing investment.
(k)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	154,937,095	357,138,298	(470,340,421)	41,734,972	50,598	41,734,972

(m)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $1,236,240,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,316,000
Unrealized Depreciation	(82,457,000)
Net Unrealized Depreciation	$(70,141,000)

(n)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,123,130,170	9,525	1,123,139,695
Foreign Government Obligations	—	787,721	—	787,721
Senior Loans	—	384,388	—	384,388
Common Stocks
Financials	51,759	—	—	51,759
Money Market Funds	—	41,734,972	—	41,734,972
Total Investments	51,759	1,166,037,251	9,525	1,166,098,535
Derivatives
Assets
Futures Contracts	1,123,979	—	—	1,123,979
Liabilities
Futures Contracts	(15,812,550)	—	—	(15,812,550)
Total	(14,636,812)	1,166,037,251	9,525	1,151,409,964

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	154,937,095	154,937,095	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and common stocks classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Multi-Asset Income Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 7.4%
CONSUMER DISCRETIONARY 0.2%
Automobiles —%
Ford Motor Co.	926	$11,056
Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp.	615	76,125
Leisure Products —%
Mattel, Inc.	1,730	47,731
Media 0.1%
Pearson PLC	1,253	14,146
Viacom, Inc., Class B	333	15,198
Vivendi SA	1,014	22,044
Total		51,388
Multiline Retail —%
Macy’s, Inc.	586	23,680
TOTAL CONSUMER DISCRETIONARY		209,980
CONSUMER STAPLES 0.9%
Beverages —%
Coca-Cola Co. (The)	340	14,593
PepsiCo, Inc.	169	16,781
Total		31,374
Food & Staples Retailing —%
Wesfarmers Ltd.	807	24,350
Food Products 0.1%
General Mills, Inc.	494	27,916
Kraft Heinz Co. (The)	181	14,129
Total		42,045
Household Products 0.1%
Procter & Gamble Co. (The)	1,080	88,225
Tobacco 0.7%
Altria Group, Inc.	4,079	249,268
British American Tobacco PLC	1,268	70,657
Philip Morris International, Inc.	2,713	244,197

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Reynolds American, Inc.	397	$19,830
Total		583,952
TOTAL CONSUMER STAPLES		769,946
ENERGY 1.1%
Oil, Gas & Consumable Fuels 1.1%
BP PLC, ADR	1,333	43,149
Chevron Corp.	2,317	200,351
ConocoPhillips	2,064	80,661
ENI SpA	474	6,879
Exxon Mobil Corp.	2,150	167,378
Kinder Morgan, Inc.	13,840	227,668
Occidental Petroleum Corp.	1,651	113,638
Royal Dutch Shell PLC, Class A	2,712	59,245
Spectra Energy Corp.	804	22,070
Suncor Energy, Inc.	527	12,411
Total		933,450
TOTAL ENERGY		933,450
FINANCIALS 2.6%
Banks 0.1%
Bank of Montreal	422	22,585
JPMorgan Chase & Co.	321	19,100
Total		41,685
Capital Markets —%
Invesco Ltd.	733	21,939
New Mountain Finance Corp.	1,183	13,912
Total		35,851
Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	1,249	98,896
Altisource Residential Corp.	2,393	23,810
Armada Hoffler Properties, Inc.	1,160	12,493
Ashford Hospitality Trust, Inc.	2,582	14,356
Brandywine Realty Trust	1,675	21,490
CBL & Associates Properties, Inc.	5,074	54,546
Chesapeake Lodging Trust	1,290	32,405
Colony Capital, Inc.	2,878	49,588
Coresite Realty Corp.	369	23,668
Digital Realty Trust, Inc.	1,680	134,534
Duke Realty Corp.	4,006	80,641
DuPont Fabros Technology, Inc.	762	25,276

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
EastGroup Properties, Inc.	841	$44,901
Education Realty Trust, Inc.	1,080	42,206
EPR Properties	1,475	88,426
Gaming and Leisure Properties, Inc.	2,378	62,018
Geo Group, Inc. (The)	1,683	49,783
Getty Realty Corp.	1,617	28,919
Gladstone Commercial Corp.	1,002	14,329
Government Properties Income Trust	1,649	22,641
HCP, Inc.	2,914	104,729
Healthcare Trust of America, Inc., Class A	2,230	62,529
Highwoods Properties, Inc.	1,647	69,652
Host Hotels & Resorts, Inc.	3,672	50,857
LaSalle Hotel Properties	1,053	23,334
Lexington Realty Trust	7,562	55,429
Medical Properties Trust, Inc.	4,131	45,441
Mid-America Apartment Communities, Inc.	518	48,599
NorthStar Realty Finance Corp.	1,720	20,416
One Liberty Properties, Inc.	1,523	31,557
Pebblebrook Hotel Trust	200	4,884
Physicians Realty Trust	2,815	48,052
Ramco-Gershenson Properties Trust	2,682	45,835
Retail Properties of America, Inc., Class A	2,410	37,379
RLJ Lodging Trust	2,409	44,061
Sabra Health Care REIT, Inc.	942	17,295
Select Income REIT	1,983	37,479
Senior Housing Properties Trust	1,118	16,189
Sovran Self Storage, Inc.	467	52,622
Spirit Realty Capital, Inc.	7,396	77,510
STAG Industrial, Inc.	5,231	88,561
Sun Communities, Inc.	1,111	73,981
UDR, Inc.	1,473	52,424
Ventas, Inc.	489	27,051
WP Carey, Inc.	1,082	63,027
WP Glimcher, Inc.	3,117	28,302
Total		2,152,121
TOTAL FINANCIALS		2,229,657
HEALTH CARE 0.7%
Biotechnology 0.1%
AbbVie, Inc.	821	45,073

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies —%
Medtronic PLC	32	$2,429
Pharmaceuticals 0.6%
AstraZeneca PLC	462	29,748
Bristol-Myers Squibb Co.	980	60,917
Eli Lilly & Co.	836	66,128
GlaxoSmithKline PLC	1,092	22,496
Johnson & Johnson	1,294	135,145
Merck & Co., Inc.	1,819	92,169
Pfizer, Inc.	5,794	176,659
Total		583,262
TOTAL HEALTH CARE		630,764
INDUSTRIALS 0.3%
Aerospace & Defense 0.2%
BAE Systems PLC	3,772	27,897
Lockheed Martin Corp.	623	131,453
Total		159,350
Commercial Services & Supplies —%
RR Donnelley & Sons Co.	2,061	28,792
Industrial Conglomerates 0.1%
General Electric Co.	1,437	41,817
Trading Companies & Distributors —%
Fly Leasing Ltd., ADR	768	9,032
TOTAL INDUSTRIALS		238,991
INFORMATION TECHNOLOGY 0.6%
Communications Equipment 0.2%
Cisco Systems, Inc.	5,749	136,769
QUALCOMM, Inc.	494	22,398
Total		159,167
IT Services —%
Paychex, Inc.	447	21,393
Semiconductors & Semiconductor Equipment 0.1%
Intel Corp.	3,338	103,545

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products, Inc.	398	$13,293
Total		116,838
Software 0.2%
Microsoft Corp.	3,472	191,272
Technology Hardware, Storage & Peripherals 0.1%
HP, Inc.	888	8,623
Seagate Technology PLC	1,461	42,442
Total		51,065
TOTAL INFORMATION TECHNOLOGY		539,735
MATERIALS 0.1%
Chemicals 0.1%
Dow Chemical Co. (The)	1,409	59,178
Eastman Chemical Co.	109	6,672
EI du Pont de Nemours & Co.	469	24,745
PPG Industries, Inc.	42	3,995
Total		94,590
Metals & Mining —%
Nucor Corp.	469	18,324
Paper & Forest Products —%
International Paper Co.	506	17,310
TOTAL MATERIALS		130,224
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	6,893	248,561
BCE, Inc.	881	35,504
CenturyLink, Inc.	2,249	57,170
Orange SA	1,773	31,481
Total		372,716
Wireless Telecommunication Services 0.1%
Vodafone Group PLC	4,617	14,841
Vodafone Group PLC, ADR	1,001	32,232
Total		47,073
TOTAL TELECOMMUNICATION SERVICES		419,789

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 0.4%
Electric Utilities 0.3%
American Electric Power Co., Inc.	602	$36,704
Duke Energy Corp.	704	53,011
Exelon Corp.	1,301	38,471
PPL Corp.	1,068	37,444
Xcel Energy, Inc.	1,187	45,367
Total		210,997
Multi-Utilities 0.1%
Ameren Corp.	759	34,094
DTE Energy Co.	230	19,552
PG&E Corp.	487	26,741
Sempra Energy	393	37,237
Total		117,624
TOTAL UTILITIES		328,621
Total Common Stocks (Cost: $7,199,143)		$6,431,157

	Shares	Value

Exchange-Traded Funds 8.1%
SPDR Barclays Convertible Securities ETF	38,747	1,587,852
SPDR Barclays Long Term Corporate Bond ETF	65,126	2,442,876
SPDR Blackstone/GSO Senior Loan ETF	65,155	2,993,221
Total Exchange-Traded Funds (Cost: $7,816,596)		$7,023,949

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 28.2%
Aerospace & Defense 0.3%
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	80,000	$82,600
TransDigm, Inc.
07/15/24	6.500%	102,000	99,705
TransDigm, Inc. (a)
05/15/25	6.500%	45,000	43,256
Total			225,561
Automotive 0.4%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	80,000	80,500
Dana Holding Corp.
02/15/21	6.750%	50,000	50,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Schaeffler Finance BV (a)
05/15/21	4.250%	$94,000	$93,295
ZF North America Capital, Inc. (a)
04/29/25	4.750%	95,000	89,063
Total			313,483
Banking 3.8%
Ally Financial, Inc.
05/19/22	4.625%	50,000	50,000
03/30/25	4.625%	262,000	254,795
Subordinated
11/20/25	5.750%	25,000	24,938
BNP Paribas SA Junior Subordinated (a)(b)
12/31/49	7.375%	200,000	196,250
Bank of New York Mellon Corp. (The) Junior Subordinated (b)
12/29/49	4.500%	275,000	248,187
Barclays Bank PLC Junior Subordinated (b)
12/31/49	6.625%	265,000	257,315
Citigroup, Inc. Junior Subordinated (b)
12/31/49	6.300%	255,000	247,350
Fifth Third Bancorp Junior Subordinated (b)
12/31/49	5.100%	275,000	246,813
HSBC Holdings PLC Junior Subordinated (b)
12/31/49	6.375%	360,000	346,500
JPMorgan Chase & Co. Junior Subordinated (b)
12/31/49	6.100%	345,000	345,862
Lloyds Banking Group PLC Junior Subordinated (a)(b)
12/31/49	6.657%	230,000	256,450
PNC Financial Services Group, Inc. (The) Junior Subordinated (b)
12/31/49	4.850%	25,000	23,313
Royal Bank of Scotland Group PLC
Subordinated
05/28/24	5.125%	110,000	110,429
Royal Bank of Scotland Group PLC (b)
Junior Subordinated
12/31/49	8.000%	200,000	205,250
Wells Fargo & Co. Junior Subordinated (b)
12/31/49	5.900%	250,000	252,187

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Wells Fargo Capital X Junior Subordinated
12/15/36	5.950%	$250,000	$253,775
Total			3,319,414
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
09/15/23	4.625%	112,000	110,320
National Financial Partners Corp. (a)
07/15/21	9.000%	14,000	12,600
Total			122,920
Building Materials 1.3%
Allegion PLC
09/15/23	5.875%	32,000	33,040
Allegion US Holding Co., Inc.
10/01/21	5.750%	40,000	41,600
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	72,000	73,350
12/15/23	5.750%	15,000	15,281
Beacon Roofing Supply, Inc. (a)
10/01/23	6.375%	56,000	57,750
Cemex SAB de CV (a)
01/15/21	7.250%	200,000	190,200
Elementia SAB de CV (a)
01/15/25	5.500%	200,000	185,020
HD Supply, Inc.
07/15/20	7.500%	146,000	151,840
07/15/20	11.500%	43,000	47,408
HD Supply, Inc. (a)
12/15/21	5.250%	50,000	51,437
Nortek, Inc.
04/15/21	8.500%	48,000	49,560
Union Andina de Cementos SAA (a)
10/30/21	5.875%	200,000	192,400
Total			1,088,886
Cable and Satellite 1.8%
Altice US Finance I Corp. (a)
07/15/23	5.375%	33,000	33,165
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	178,000	178,000
CCOH Safari LLC (a)
02/15/26	5.750%	47,000	46,735
CSC Holdings LLC
06/01/24	5.250%	124,000	109,430
Cable One, Inc. (a)
06/15/22	5.750%	24,000	24,240
Cequel Communications Holdings I LLC/Capital Corp. (a)
12/15/21	5.125%	76,000	68,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
12/15/21	5.125%	$26,000	$23,400
DISH DBS Corp.
06/01/21	6.750%	166,000	169,320
11/15/24	5.875%	21,000	18,716
DigitalGlobe, Inc. (a)
02/01/21	5.250%	48,000	42,000
Intelsat Jackson Holdings SA
10/15/20	7.250%	154,000	132,440
Intelsat Luxembourg SA
06/01/23	8.125%	46,000	18,975
Neptune Finco Corp. (a)
10/15/25	6.625%	83,000	85,594
10/15/25	10.875%	59,000	62,614
Quebecor Media, Inc.
01/15/23	5.750%	40,000	40,250
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	52,000	51,740
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	72,000	69,120
Unitymedia GmbH (a)
01/15/25	6.125%	148,000	150,250
Videotron Ltd.
07/15/22	5.000%	55,000	55,481
Virgin Media Finance PLC (a)
10/15/24	6.000%	200,000	201,500
Total			1,581,370
Chemicals 1.1%
Angus Chemical Co. (a)
02/15/23	8.750%	74,000	70,022
Celanese U.S. Holdings LLC
06/15/21	5.875%	66,000	69,960
Chemours Co. LLC (The) (a)
05/15/23	6.625%	64,000	39,200
05/15/25	7.000%	75,000	45,750
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	62,000	53,940
Huntsman International LLC (a)
11/15/22	5.125%	20,000	17,200
INEOS Group Holdings SA (a)
02/15/19	5.875%	74,000	71,965
Mexichem SAB de CV (a)
09/17/44	5.875%	200,000	162,500
NOVA Chemicals Corp. (a)
05/01/25	5.000%	70,000	65,625
PQ Corp. (a)
11/01/18	8.750%	254,000	236,220
Platform Specialty Products Corp. (a)
05/01/21	10.375%	25,000	23,313
02/01/22	6.500%	28,000	21,980

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
WR Grace & Co. (a)
10/01/21	5.125%	$60,000	$60,300
Total			937,975
Construction Machinery 0.1%
United Rentals North America, Inc.
06/15/23	6.125%	60,000	57,750
Consumer Cyclical Services 0.4%
ADT Corp. (The)
07/15/22	3.500%	66,000	59,565
APX Group, Inc.
12/01/19	6.375%	104,000	99,450
12/01/20	8.750%	58,000	46,545
IHS, Inc.
11/01/22	5.000%	82,000	82,000
Interval Acquisition Corp. (a)
04/15/23	5.625%	63,000	62,685
Monitronics International, Inc.
04/01/20	9.125%	54,000	42,795
Total			393,040
Consumer Products 0.5%
Jarden Corp. (a)
11/15/23	5.000%	18,000	18,495
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	44,000	45,980
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	80,000	81,900
Spectrum Brands, Inc.
11/15/22	6.625%	20,000	21,300
Spectrum Brands, Inc. (a)
12/15/24	6.125%	117,000	121,680
07/15/25	5.750%	44,000	45,100
Springs Industries, Inc.
06/01/21	6.250%	47,000	46,648
Tempur Sealy International, Inc.
12/15/20	6.875%	61,000	64,202
Tempur Sealy International, Inc. (a)
10/15/23	5.625%	32,000	32,640
Total			477,945
Diversified Manufacturing 0.9%
Amsted Industries, Inc. (a)
03/15/22	5.000%	32,000	31,680
General Electric Co. Junior Subordinated (b)
12/31/49	5.000%	695,000	715,850
Total			747,530

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric 0.3%
AES Corp. (The)
07/01/21	7.375%	$94,000	$96,820
NRG Energy, Inc.
07/15/22	6.250%	100,000	82,500
05/01/24	6.250%	10,000	7,975
NRG Yield Operating LLC
08/15/24	5.375%	102,000	85,680
Talen Energy Supply LLC
06/01/25	6.500%	47,000	31,960
Total			304,935
Finance Companies 1.4%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	61,000	60,085
10/01/21	5.000%	384,000	384,000
Aircastle Ltd.
03/15/21	5.125%	60,000	59,250
CIT Group, Inc.
05/15/20	5.375%	128,000	132,480
08/01/23	5.000%	38,000	37,976
Navient Corp.
10/26/20	5.000%	194,000	167,810
OneMain Financial Holdings, Inc. (a)
12/15/21	7.250%	100,000	99,000
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	110,000	104,775
Quicken Loans, Inc. (a)
05/01/25	5.750%	51,000	47,876
Springleaf Finance Corp.
10/01/23	8.250%	120,000	112,800
iStar, Inc.
07/01/19	5.000%	42,000	39,480
Total			1,245,532
Food and Beverage 0.6%
Aramark Services, Inc. (a)
01/15/24	5.125%	22,000	22,715
B&G Foods, Inc.
06/01/21	4.625%	30,000	29,925
Constellation Brands, Inc.
11/15/24	4.750%	70,000	73,062
12/01/25	4.750%	10,000	10,325
MHP SA (a)
04/02/20	8.250%	200,000	171,000
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	7,000	7,245
Post Holdings, Inc. (a)
12/15/22	6.000%	53,000	52,602
03/15/24	7.750%	56,000	59,640
Treehouse Foods, Inc. (a)
02/15/24	6.000%	10,000	10,288

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
WhiteWave Foods Co. (The)
10/01/22	5.375%	$66,000	$70,125
Total			506,927
Gaming 0.8%
Boyd Gaming Corp.
05/15/23	6.875%	31,000	31,465
GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	97,000	97,473
11/01/20	4.875%	72,000	70,380
International Game Technology PLC (a)
02/15/22	6.250%	106,000	102,025
MGM Resorts International
12/15/21	6.625%	98,000	100,695
03/15/23	6.000%	92,000	91,712
Scientific Games International, Inc.
12/01/22	10.000%	110,000	76,450
Scientific Games International, Inc. (a)
01/01/22	7.000%	100,000	94,000
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	44,000	39,710
Total			703,910
Health Care 2.2%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	32,000	29,600
Alere, Inc. (a)
07/01/23	6.375%	37,000	34,965
Amsurg Corp.
11/30/20	5.625%	50,000	50,625
CHS/Community Health Systems, Inc.
08/01/21	5.125%	100,000	99,250
02/01/22	6.875%	97,000	87,785
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	32,000	28,480
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	138,000	142,830
Emdeon, Inc.
12/31/19	11.000%	58,000	60,465
Emdeon, Inc. (a)
02/15/21	6.000%	31,000	28,830
ExamWorks Group, Inc.
04/15/23	5.625%	40,000	40,195
Fresenius Medical Care U.S. Finance II, Inc. (a)
01/31/22	5.875%	132,000	142,890
HCA Holdings, Inc. Junior Subordinated
02/15/21	6.250%	192,000	202,560
HCA, Inc.
02/15/20	6.500%	179,000	197,347
02/01/25	5.375%	107,000	108,204

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
HealthSouth Corp. (a)
11/01/24	5.750%	$19,000	$18,755
09/15/25	5.750%	11,000	10,668
Hologic, Inc. (a)
07/15/22	5.250%	36,000	37,260
LifePoint Health, Inc.
12/01/21	5.500%	60,000	60,900
MEDNAX, Inc. (a)
12/01/23	5.250%	30,000	30,750
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	70,000	70,175
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	22,000	21,037
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	30,000	28,950
Tenet Healthcare Corp.
04/01/21	4.500%	148,000	145,040
04/01/22	8.125%	110,000	110,275
06/15/23	6.750%	5,000	4,625
Universal Health Services, Inc. (a)
08/01/22	4.750%	80,000	80,100
Total			1,872,561
Healthcare Insurance 0.2%
Centene Escrow Corp. (a)(c)
02/15/21	5.625%	49,000	49,858
02/15/24	6.125%	72,000	73,980
Molina Healthcare, Inc. (a)
11/15/22	5.375%	50,000	49,875
Total			173,713
Home Construction 0.4%
CalAtlantic Group, Inc.
11/15/24	5.875%	82,000	85,075
D.R. Horton, Inc.
02/15/20	4.000%	42,000	42,525
02/15/23	4.750%	19,000	18,952
Meritage Homes Corp.
04/01/22	7.000%	127,000	130,175
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	59,000	55,460
Toll Brothers Finance Corp.
11/15/25	4.875%	25,000	24,500
Total			356,687
Independent Energy 1.3%
Antero Resources Corp.
12/01/22	5.125%	50,000	42,125
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	156,000	109,005

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Concho Resources, Inc.
04/01/23	5.500%	$150,000	$136,048
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	77,000	68,530
Diamondback Energy, Inc.
10/01/21	7.625%	50,000	49,750
Laredo Petroleum, Inc.
03/15/23	6.250%	222,000	159,840
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	212,000	203,520
RSP Permian, Inc.
10/01/22	6.625%	50,000	44,500
Range Resources Corp.
08/15/22	5.000%	52,000	40,560
SM Energy Co.
11/15/22	6.125%	72,000	41,400
06/01/25	5.625%	15,000	8,025
Whiting Petroleum Corp.
03/15/21	5.750%	2,000	1,255
04/01/23	6.250%	97,000	60,625
Zhaikmunai LLP (a)
11/13/19	7.125%	200,000	146,452
Total			1,111,635
Leisure 0.1%
AMC Entertainment, Inc.
06/15/25	5.750%	8,000	8,150
Cinemark USA, Inc.
12/15/22	5.125%	30,000	30,150
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	41,000	38,745
Total			77,045
Life Insurance 0.3%
MetLife, Inc. Junior Subordinated
08/01/39	10.750%	155,000	238,003
Prudential Financial, Inc. Junior Subordinated (b)
09/15/42	5.875%	20,000	20,975
Total			258,978
Lodging 0.4%
Choice Hotels International, Inc.
07/01/22	5.750%	96,000	101,280
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	80,000	82,400
Playa Resorts Holding BV (a)
08/15/20	8.000%	102,000	104,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Lodging (continued)
RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	$45,000	$44,831
Total			332,551
Media and Entertainment 1.1%
AMC Networks, Inc.
12/15/22	4.750%	81,000	80,595
Activision Blizzard, Inc. (a)
09/15/23	6.125%	190,000	203,300
Lamar Media Corp. (a)
02/01/26	5.750%	14,000	14,420
MDC Partners, Inc. (a)
04/01/20	6.750%	98,000	97,142
Netflix, Inc. (a)
02/15/22	5.500%	119,000	122,570
02/15/25	5.875%	82,000	84,563
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	40,000	41,100
Outfront Media Capital LLC/Corp.
02/15/24	5.625%	130,000	132,925
Univision Communications, Inc. (a)
02/15/25	5.125%	168,000	159,180
Total			935,795
Metals 0.3%
ArcelorMittal (b)
03/01/21	6.500%	92,000	74,750
BHP Billiton Finance USA Ltd. Junior Subordinated (a)(b)
10/19/75	6.750%	200,000	188,000
Total			262,750
Midstream 0.8%
Crestwood Midstream Partners LP/Finance Corp. (a)
04/01/23	6.250%	30,000	18,225
Energy Transfer Equity LP
06/01/27	5.500%	140,000	99,400
MPLX LP (a)
12/01/24	4.875%	244,000	190,437
06/01/25	4.875%	16,000	12,497
Sabine Pass Liquefaction LLC
03/01/25	5.625%	124,000	106,640
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	52,000	40,300
11/15/23	4.250%	68,000	49,640
Targa Resources Partners LP/Finance Corp. (a)
03/15/24	6.750%	46,000	37,950
Tesoro Logistics LP/Finance Corp. (a)
10/15/22	6.250%	103,000	93,730

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Williams Companies, Inc. (The)
06/24/24	4.550%	$74,000	$48,502
Total			697,321
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	47,000	44,117
Other Industry —%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	39,000	40,289
Other REIT 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	70,000	71,050
Packaging 0.7%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	42,000	39,795
Ball Corp.
12/15/20	4.375%	94,000	97,290
Berry Plastics Corp.
05/15/22	5.500%	30,000	29,925
07/15/23	5.125%	56,000	54,600
Berry Plastics Corp. (a)
10/15/22	6.000%	57,000	58,283
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	82,000	78,515
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	90,000	90,112
02/15/21	6.875%	47,000	48,645
Reynolds Group Issuer, Inc./LLC (b)
02/15/21	8.250%	98,000	91,385
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	19,000	15,770
Total			604,320
Paper 0.2%
Inversiones CMPC SA (a)
09/15/24	4.750%	200,000	192,592
Pharmaceuticals 0.9%
Concordia Healthcare Corp. (a)
04/15/23	7.000%	40,000	34,800
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	117,000	115,552
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	52,000	52,785

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	$85,000	$83,725
Mallinckrodt International Finance SA/CB LLC (a)
10/15/23	5.625%	44,000	41,250
04/15/25	5.500%	20,000	17,800
Quintiles Transnational Corp. (a)
05/15/23	4.875%	42,000	42,525
Valeant Pharmaceuticals International, Inc. (a)
04/15/25	6.125%	420,000	377,475
Total			765,912
Property & Casualty 0.2%
Alliant Holdings I LP (a)
08/01/23	8.250%	4,000	3,500
HUB International Ltd. (a)
10/01/21	7.875%	172,000	150,930
HUB International Ltd. (a)(c)
02/15/21	9.250%	14,000	14,315
Total			168,745
Railroads 0.3%
BNSF Funding Trust I Junior Subordinated (b)
12/15/55	6.613%	235,000	262,025
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	21,000	19,215
Total			281,240
Restaurants 0.1%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	76,000	76,380
04/01/22	6.000%	36,000	37,575
Total			113,955
Retailers 0.6%
Asbury Automotive Group, Inc.
12/15/24	6.000%	50,000	48,875
Asbury Automotive Group, Inc. (a)
12/15/24	6.000%	19,000	18,572
Dollar Tree, Inc. (a)
03/01/23	5.750%	80,000	84,300
Group 1 Automotive, Inc.
06/01/22	5.000%	52,000	49,465
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	5,000	4,700
Penske Automotive Group, Inc.
12/01/24	5.375%	100,000	97,000
Rite Aid Corp. (a)
04/01/23	6.125%	132,000	139,260
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	40,000	41,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
12/01/25	5.625%	$15,000	$15,488
Total			499,410
Supermarkets 0.2%
Cencosud SA (a)
02/12/45	6.625%	200,000	168,131
Technology 1.5%
Alliance Data Systems Corp. (a)
08/01/22	5.375%	208,000	197,080
Equinix, Inc.
01/01/22	5.375%	120,000	124,800
01/15/26	5.875%	34,000	35,190
First Data Corp. (a)
08/15/23	5.375%	60,000	61,200
12/01/23	7.000%	129,000	129,967
01/15/24	5.750%	150,000	148,875
Infor US, Inc. (a)
08/15/20	5.750%	12,000	12,090
Iron Mountain, Inc. (a)
10/01/20	6.000%	47,000	50,055
MSCI, Inc. (a)
11/15/24	5.250%	70,000	72,187
08/15/25	5.750%	35,000	37,013
Microsemi Corp. (a)
04/15/23	9.125%	42,000	44,205
NCR Corp.
12/15/23	6.375%	31,000	30,670
NXP BV/Funding LLC (a)
06/15/22	4.625%	41,000	39,873
Qualitytech LP/Finance Corp.
08/01/22	5.875%	62,000	62,930
Riverbed Technology, Inc. (a)
03/01/23	8.875%	66,000	60,308
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	34,000	34,680
VeriSign, Inc.
05/01/23	4.625%	104,000	101,920
Zebra Technologies Corp.
10/15/22	7.250%	78,000	81,120
Total			1,324,163
Wireless 1.5%
Comcel Trust (a)
02/06/24	6.875%	200,000	160,000
Crown Castle International Corp.
04/15/22	4.875%	152,000	159,553
Numericable-SFR (a)
05/15/19	4.875%	136,000	134,980

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Sprint Communications, Inc. (a)
03/01/20	7.000%	$208,000	$199,680
Sprint Corp.
06/15/24	7.125%	214,000	144,450
T-Mobile USA, Inc.
04/01/23	6.625%	240,000	245,400
01/15/24	6.500%	19,000	19,190
01/15/26	6.500%	77,000	77,000
Wind Acquisition Finance SA (a)
07/15/20	4.750%	104,000	102,180
04/23/21	7.375%	40,000	38,025
Total			1,280,458
Wirelines 0.9%
CenturyLink, Inc.
04/01/25	5.625%	166,000	141,100
Frontier Communications Corp.
01/15/23	7.125%	228,000	189,810
Frontier Communications Corp. (a)
09/15/20	8.875%	17,000	17,064
09/15/22	10.500%	25,000	24,312
09/15/25	11.000%	50,000	48,187
Level 3 Communications, Inc.
12/01/22	5.750%	62,000	63,860
Level 3 Financing, Inc.
08/15/22	5.375%	100,000	101,500
Level 3 Financing, Inc. (a)
01/15/24	5.375%	13,000	13,130
Telecom Italia SpA (a)
05/30/24	5.303%	40,000	39,100
Windstream Services, LLC
10/15/20	7.750%	23,000	19,033
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	116,000	113,390
05/15/25	6.375%	24,000	23,280
Total			793,766
Total Corporate Bonds & Notes (Cost: $26,213,861)			$24,454,362

Residential Mortgage-Backed Securities - Agency 4.9%
Federal Home Loan Mortgage Corp.
01/01/45	3.500%	644,745	677,306
Federal Home Loan Mortgage Corp. (b)(d)
CMO IO Series 311 Class S1
08/15/43	5.525%	3,927,677	839,473
CMO IO Series 326 Class S2
03/15/44	5.525%	3,460,065	773,973
Federal Home Loan Mortgage Corp. (d)
CMO IO Series 4098 Class AI
05/15/39	3.500%	3,513,980	455,019
CMO IO Series 4121 Class IA
01/15/41	3.500%	2,277,810	374,587

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association (b)(d)
CMO IO Series 2013-101 Class CS
10/25/43	5.474%	$1,719,727	$464,079
Federal National Mortgage Association (d)
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	498,059	56,097
Government National Mortgage Association CMO IO Series 2015-53 Class EI (d)
04/16/45	3.500%	3,762,895	623,834
Total Residential Mortgage-Backed Securities - Agency (Cost: $4,430,907)			$4,264,368

Residential Mortgage-Backed Securities - Non-Agency 4.7%
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (a)(b)
11/28/29	3.844%	115,522	115,170
Citigroup Mortgage Loan Trust, Inc. (a)(b)
CMO Series 2014-C Class A
02/25/54	3.250%	863,161	827,792
Series 2013-11 Class 3A3
09/25/34	2.619%	219,457	209,212
Citigroup Mortgage Loan Trust, Inc. (b)
CMO Series 2015-A Class B3
06/25/58	4.500%	246,273	235,163
Citigroup Mortgage Loan Trust, Inc. (d)
CMO IO Series 2015-A Class A1IO
06/25/58	1.000%	8,405,423	314,021
Credit Suisse Mortgage Capital Certificates (a)
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	200,000	196,018
Series 2010-9R Class 1A3
08/27/37	3.750%	388,287	389,755
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	227,591	223,299
CMO Series 2014-RPL4 Class A2
08/25/62	4.522%	1,000,000	969,468
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA2 Class M3 (b)
12/25/27	4.322%	250,000	232,989
Pretium Mortgage Credit Partners I Series 2015-NPL1 Class A1 (a)(b)
05/28/30	3.625%	161,102	159,238
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A2 (a)(b)
08/26/35	2.783%	250,000	241,656
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $4,118,994)			$4,113,781

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 2.5%
American Homes 4 Rent (a)(b)
Series 2014-SFR1 Class E
06/17/31	2.926%	$250,000	$235,112
Series 2014-SFR1 Class F
06/17/31	3.676%	250,000	233,244
BHMS Mortgage Trust Series 2014-ATLS Class DFX (a)(b)
07/05/33	4.847%	500,000	485,579
Rialto Real Estate Fund LLC Subordinated, Series 2015-LT7 Class B (a)
12/25/32	5.071%	350,000	349,497
Rialto Real Estate Fund LP Series 2014-LT6 Class B (a)
09/15/24	5.486%	625,000	624,896
VFC LLC Subordinated, Series 2015-3 Class B (a)
12/20/31	4.750%	250,000	249,748
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $2,228,886)			$2,178,076

Asset-Backed Securities - Non-Agency 2.3%
ALM XIV Ltd. Series 2014-14A Class C (a)(b)
07/28/26	4.071%	500,000	441,179
Apidos CLO XXII Series 2015-22A Class D (a)(b)
10/20/27	6.336%	500,000	380,667
Carlyle Global Market Strategies CLO Series 2015-4A Class C (a)(b)
10/20/27	4.394%	250,000	228,039
GFT Mortgage Loan Trust Series 2015-GFT1 Class A (a)(b)
01/25/55	3.721%	349,954	345,719
OZLM VII Ltd. Series 2014-7A Class C (a)(b)
07/17/26	4.220%	250,000	211,727
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1 (a)(b)
11/25/25	5.871%	250,000	178,511
Selene Non-Performing Loans LLC Series 2014-1A Class A (a)(b)
05/25/54	2.981%	237,030	234,698
Total Asset-Backed Securities - Non-Agency (Cost: $2,251,855)			$2,020,540

U.S. Treasury Obligations 3.9%
U.S. Treasury
02/15/26	6.000%	112,000	153,396
02/15/29	5.250%	256,000	346,310

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
02/15/36	4.500%	$57,000	$76,331
02/15/38	4.375%	170,000	224,154
02/15/39	3.500%	236,000	273,779
11/15/39	4.375%	284,000	373,593
02/15/41	4.750%	73,000	101,444
08/15/42	2.750%	397,000	399,233
05/15/43	2.875%	361,000	370,476
05/15/44	3.375%	594,000	670,153
08/15/44	3.125%	163,000	175,365
11/15/44	3.000%	163,000	170,934
02/15/45	2.500%	62,000	58,672
Total U.S. Treasury Obligations (Cost: $3,487,499)			$3,393,840

Foreign Government Obligations(e) 9.7%
ARGENTINA 0.3%
Provincia de Buenos Aires (a)
01/26/21	10.875%	150,000	157,688
Provincia de Cordoba (a)
08/17/17	12.375%	100,000	103,250
Total			260,938
BRAZIL 0.7%
Brazilian Government International Bond
01/07/25	4.250%	300,000	251,550
01/07/41	5.625%	250,000	190,000
Petrobras Global Finance BV
01/27/21	5.375%	200,000	150,250
Total			591,800
COLOMBIA 0.5%
Ecopetrol SA
01/16/25	4.125%	100,000	76,000
09/18/43	7.375%	260,000	199,875
06/26/26	5.375%	200,000	160,000
Total			435,875
COSTA RICA 0.2%
Costa Rica Government International Bond (a)
03/12/45	7.158%	200,000	167,750

CROATIA 0.2%
Hrvatska Elektroprivreda (a)
10/23/22	5.875%	200,000	203,250
DOMINICAN REPUBLIC 0.7%
Banco de Reservas de la Republica Dominicana (a)
Subordinated
02/01/23	7.000%	150,000	143,550
02/01/23	7.000%	150,000	143,551

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (e) (continued)
DOMINICAN REPUBLIC (CONTINUED)
Dominican Republic International Bond (a)
04/20/27	8.625%	$300,000	$334,500
Total			621,601
EL SALVADOR 0.1%
El Salvador Government International Bond (a)
01/18/27	6.375%	120,000	95,400
GABON 0.2%
Gabon Government International Bond (a)
12/12/24	6.375%	200,000	153,916
GEORGIA 0.2%
Georgian Railway JSC (a)
07/11/22	7.750%	200,000	202,000
GHANA 0.2%
Ghana Government International Bond (a)
01/18/26	8.125%	200,000	143,224
HONDURAS 0.2%
Honduras Government International Bond (a)
03/15/24	7.500%	200,000	202,500
HUNGARY 0.4%
Hungary Government International Bond
03/29/41	7.625%	100,000	136,375
MFB Magyar Fejlesztesi Bank Zrt. (a)
10/21/20	6.250%	200,000	220,150
Total			356,525
INDONESIA 1.1%
PT Pertamina Persero (a)
05/27/41	6.500%	500,000	426,875
PT Perusahaan Listrik Negara (a)
11/22/21	5.500%	500,000	508,480
Total			935,355
IVORY COAST 0.2%
Ivory Coast Government International Bond (a)
03/03/28	6.375%	200,000	176,216
KAZAKHSTAN 0.1%
KazMunayGas National Co. JSC (a)
07/02/18	9.125%	100,000	106,500

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (e) (continued)
MEXICO 0.6%
Petroleos Mexicanos
06/02/41	6.500%	$600,000	$511,200
PAKISTAN 0.2%
Pakistan Government International Bond (a)
04/15/24	8.250%	200,000	201,790
RUSSIAN FEDERATION 1.1%
Gazprom Neft OAO Via GPN Capital SA (a)
09/19/22	4.375%	200,000	173,500
Gazprom OAO Via Gaz Capital SA (a)
03/07/22	6.510%	200,000	202,020
02/06/28	4.950%	200,000	170,870
Russian Foreign Bond - Eurobond (a)
04/04/22	4.500%	400,000	402,503
Total			948,893
SENEGAL 0.2%
Senegal Government International Bond (a)
07/30/24	6.250%	200,000	177,712
SERBIA 0.3%
Serbia International Bond (a)
12/03/18	5.875%	200,000	209,000
TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. (a)
08/14/19	9.750%	250,000	252,500
08/14/19	9.750%	100,000	101,000
Total			353,500
TURKEY 0.9%
Export Credit Bank of Turkey (a)
09/23/21	5.000%	300,000	293,625
Turkey Government International Bond
03/17/36	6.875%	400,000	453,512
Total			747,137
UNITED KINGDOM 0.3%
Lloyds Banking Group PLC Junior Subordinated (b)
12/31/49	7.500%	250,000	258,750

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (e) (continued)
VENEZUELA 0.4%
Petroleos de Venezuela SA (a)
05/16/24	6.000%	$800,000	$236,000
Venezuela Government International Bond (a)
05/07/23	9.000%	250,000	85,000
Total			321,000
Total Foreign Government Obligations (Cost: $9,247,852)			$8,381,832

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 20.5%
BNP Paribas (linked to a basket of 40 equity securities) (a)
03/31/16	15.560%	3,000	2,901,000
Credit Suisse First Boston International AG (linked to a basket of 40 US equity securities) (a)
07/07/16	14.070%	3,000	2,903,640
Deutsche Bank AG (a)
(linked to a basket of 39 equity securities)
02/05/16	12.700%	3,100	2,852,000
(linked to common stock of Kraft Heinz Co. (The))
04/22/16	7.700%	80	5,949
(linked to common stock of Bristol-Myers Squibb Co.)
03/04/16	6.320%	1,360	83,394
Goldman Sachs International (a)
(linked to common stock of Dow Chemical Co. (The))
02/25/16	10.000%	345	14,560
(linked to common stock of Eastman Chemical Co.)
02/25/16	7.650%	170	10,429
(linked to common stock of JPMorgan Chase & Co.)
04/25/16	9.100%	137	8,039
(linked to common stock of McDonald’s Corp.)
04/25/16	6.750%	433	52,673
(linked to common stock of Microsoft Corp.)
04/25/16	10.000%	1,286	69,055
(linked to common stock of Packaging Corp. of America)
04/25/16	14.100%	181	9,390
JPMorgan Chase Bank NA (a)
(linked to a basket of 40 equity securities)
03/03/16	14.400%	3,000	2,922,300
(linked to common stock of Blackstone Group LP (The))
02/23/16	15.360%	620	16,120
(linked to common stock of EI du Pont de Nemours & Co.)
02/23/16	6.450%	535	28,200
(linked to common stock of General Electric Co.)
04/19/16	7.250%	803	23,271
Societe Generale SA (a)
(linked to a basket of 40 equity securities)
05/03/16	14.800%	3,000	2,917,500
(linked to common stock of Intel Corp.)
03/08/16	6.030%	62	54,858

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes (continued)
(linked to common stock of Johnson & Johnson)
03/08/16	6.590%	$54	$54,923
UBS AG (a)
(linked to a basket of 40 US equity securities)
06/09/16	12.900%	3,000	2,837,010
(linked to common stock of KKR & Co. LP)
02/25/16	20.650%	1,220	15,897
Wells Fargo Bank NA (linked to common stock of PPG Industries, Inc.) (a)
02/23/16	4.390%	133	12,636
Total Equity-Linked Notes (Cost: $18,590,385)			$17,792,844

Issuer		Shares	Value

Limited Partnerships 3.8%
ENERGY 3.6%
Oil, Gas & Consumable Fuels 3.6%
Buckeye Partners LP		1,890	110,074
Cheniere Energy Partners LP		4,725	112,030
DCP Midstream Partners LP		8,356	156,842
Energy Transfer Partners LP		13,813	410,799
Enterprise Products Partners LP		20,090	480,352
MPLX LP		9,429	290,130
PBF Logistics LP		15,795	283,520
Phillips 66 Partners LP		2,505	141,983
Plains All American Pipeline LP		12,500	263,875
Sunoco Logistics Partners LP		4,180	93,089
Targa Resources Partners LP		3,515	48,296
Tesoro Logistics LP		5,315	235,614
Valero Energy Partners LP		2,785	123,598
Western Gas Partners LP		4,760	155,604
Williams Partners LP		9,113	200,668
Total			3,106,474
TOTAL ENERGY			3,106,474
UTILITIES 0.2%
Gas Utilities 0.2%
AmeriGas Partners LP		5,930	227,890
Total			227,890
TOTAL UTILITIES			227,890
Total Limited Partnerships (Cost: $5,144,678)			$3,334,364

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.360% (f)(g)	2,724,265	$2,724,265
Total Money Market Funds (Cost: $2,724,265)		$2,724,265

Total Investments (Cost: $93,454,921) (h)	$86,113,378(i)
Other Assets & Liabilities, Net	775,809
Net Assets	$86,889,187

At January 31, 2016, cash totaling $43,200 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at January 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	32	USD	4,146,500	03/2016	112,247	—

Notes to Portfolio of Investments

(a)                                     Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At January 31, 2016, the value of these securities amounted to $42,077,734 or 48.43% of net assets.

(b)                                     Variable rate security.

(c)                                     Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)                                     Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(e)                                     Principal and interest may not be guaranteed by the government.

(f)                                       As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,177,778	47,249,306	(48,702,819)	2,724,265	4,146	2,724,265

(g)                                     The rate shown is the seven-day current annualized yield at January 31, 2016.

(h)                                     At January 31, 2016, the cost of securities for federal income tax purposes was approximately $93,455,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$521,000
Unrealized Depreciation	(7,863,000)
Net Unrealized Depreciation	$(7,342,000)

(i)                                        Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

CMO                      Collateralized Mortgage Obligation

PIK                               Payment-in-Kind

Currency Legend

USD                         US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	173,790	36,190	—	209,980
Consumer Staples	674,939	95,007	—	769,946
Energy	867,326	66,124	—	933,450
Financials	2,229,657	—	—	2,229,657
Health Care	578,520	52,244	—	630,764
Industrials	211,094	27,897	—	238,991
Information Technology	539,735	—	—	539,735
Materials	130,224	—	—	130,224
Telecommunication Services	373,467	46,322	—	419,789
Utilities	328,621	—	—	328,621
Total Common Stocks	6,107,373	323,784	—	6,431,157
Exchange-Traded Funds	7,023,949	—	—	7,023,949
Corporate Bonds & Notes	—	24,454,362	—	24,454,362
Residential Mortgage-Backed Securities - Agency	—	4,264,368	—	4,264,368
Residential Mortgage-Backed Securities - Non-Agency	—	4,113,781	—	4,113,781
Commercial Mortgage-Backed Securities - Non-Agency	—	2,178,076	—	2,178,076
Asset-Backed Securities - Non-Agency	—	1,674,821	345,719	2,020,540
U.S. Treasury Obligations	3,393,840	—	—	3,393,840
Foreign Government Obligations	—	8,381,832	—	8,381,832
Equity-Linked Notes	—	17,792,844	—	17,792,844
Limited Partnerships
Energy	3,106,474	—	—	3,106,474
Utilities	227,890	—	—	227,890
Total Limited Partnerships	3,334,364	—	—	3,334,364
Money Market Funds	—	2,724,265	—	2,724,265
Total Investments	19,859,526	65,908,133	345,719	86,113,378
Derivatives
Assets
Futures Contracts	112,247	—	—	112,247
Total	19,971,773	65,908,133	345,719	86,225,625

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
-	4,177,778	4,177,778	-

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
780,000	-	-	780,000

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Small Cap Value Fund I

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.8%
CONSUMER DISCRETIONARY 9.7%
Auto Components 2.6%
Cooper Tire & Rubber Co.	203,580	$7,422,527
Dana Holding Corp.	417,308	4,961,792
Fuel Systems Solutions, Inc. (a)	176,218	689,012
Gentherm, Inc. (a)	62,986	2,520,070
Modine Manufacturing Co. (a)	381,050	2,446,341
Total		18,039,742
Automobiles 0.4%
Winnebago Industries, Inc.	158,923	2,798,634
Diversified Consumer Services 0.3%
K12, Inc. (a)	183,024	1,681,991
Hotels, Restaurants & Leisure 0.2%
Ignite Restaurant Group, Inc. (a)	360,508	1,391,561
Household Durables 1.9%
Cavco Industries, Inc. (a)	41,037	3,441,363
Ethan Allen Interiors, Inc.	154,780	4,132,626
Hooker Furniture Corp.	64,690	1,857,250
Lifetime Brands, Inc.	110,375	1,322,292
UCP, Inc., Class A (a)	422,340	2,500,253
Total		13,253,784
Leisure Products 0.5%
Johnson Outdoors, Inc., Class A	46,576	1,001,384
Malibu Boats, Inc., Class A (a)	159,675	2,086,952
Total		3,088,336
Media 0.9%
AMC Entertainment Holdings, Inc., Class A	290,211	6,326,600
Specialty Retail 1.6%
Aaron’s, Inc.	204,324	4,674,933
Citi Trends, Inc.	120,500	2,489,530
Pier 1 Imports, Inc.	338,800	1,361,976
Select Comfort Corp. (a)	121,490	2,558,580
Total		11,085,019
Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor Corp. (a)	55,299	2,735,088
G-III Apparel Group Ltd. (a)	49,860	2,461,090
Steven Madden Ltd. (a)	105,825	3,417,089
Total		8,613,267
TOTAL CONSUMER DISCRETIONARY		66,278,934

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 2.5%
Food & Staples Retailing 0.5%
Andersons, Inc. (The)	120,142	$3,521,362
Food Products 1.5%
Fresh Del Monte Produce, Inc.	184,940	7,547,401
John B. Sanfilippo & Son, Inc.	46,224	2,772,978
Total		10,320,379
Personal Products 0.5%
Inter Parfums, Inc.	120,602	3,238,164
TOTAL CONSUMER STAPLES		17,079,905
ENERGY 5.2%
Energy Equipment & Services 1.3%
Aspen Aerogels, Inc. (a)	399,089	1,740,028
CARBO Ceramics, Inc.	116,220	1,923,441
Dawson Geophysical Co. (a)	386,679	1,229,639
Geospace Technologies Corp. (a)	167,000	1,805,270
Natural Gas Services Group, Inc. (a)	118,713	2,246,050
Total		8,944,428
Oil, Gas & Consumable Fuels 3.9%
Callon Petroleum Co. (a)	341,271	2,337,706
Clayton Williams Energy, Inc. (a)	159,039	2,732,290
Cobalt International Energy, Inc. (a)	264,860	1,003,819
Contango Oil & Gas Co. (a)	187,933	1,204,651
Eclipse Resources Corp. (a)	1,233,520	1,492,559
Jones Energy, Inc., Class A (a)	524,588	1,106,881
Matador Resources Co. (a)	205,510	3,294,325
Rice Energy, Inc. (a)	111,981	1,306,818
Sanchez Energy Corp. (a)	311,550	1,127,811
SM Energy Co.	114,850	1,605,603
Stone Energy Corp. (a)	522,541	1,609,426
Synergy Resources Corp. (a)	349,026	2,212,825
W&T Offshore, Inc. (a)	549,619	1,071,757
Whiting Petroleum Corp. (a)	114,370	840,620
WPX Energy, Inc. (a)	651,880	3,533,190
Total		26,480,281
TOTAL ENERGY		35,424,709
FINANCIALS 41.8%
Banks 18.0%
BancFirst Corp.	70,975	3,970,342
BankUnited, Inc.	197,616	6,659,659
Banner Corp.	125,671	5,215,347
Bridge Bancorp, Inc.	57,900	1,685,469

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Brookline Bancorp, Inc.	284,063	$3,170,143
Capital City Bank Group, Inc.	212,820	3,011,403
Cascade Bancorp (a)	514,357	2,777,528
Centerstate Banks, Inc.	305,658	4,337,287
Columbia Banking System, Inc.	202,253	5,992,756
Community Trust Bancorp, Inc.	70,537	2,457,509
FCB Financial Holdings, Inc., Class A (a)	183,773	6,178,448
First Citizens BancShares Inc., Class A	37,991	9,348,065
First Financial Corp.	117,540	3,884,697
First of Long Island Corp. (The)	69,230	2,009,747
FirstMerit Corp.	195,529	3,789,352
Heritage Financial Corp.	77,053	1,395,430
Investors Bancorp, Inc.	676,119	7,903,831
Merchants Bancshares, Inc.	144,197	4,197,575
National Bank Holdings Corp., Class A	292,130	5,752,040
Northrim BanCorp, Inc.	196,079	4,531,386
Sierra Bancorp	65,627	1,194,411
Sterling Bancorp	263,178	4,134,526
Synovus Financial Corp.	231,249	7,060,032
Towne Bank	240,120	4,579,088
Trustmark Corp.	262,139	5,672,688
UMB Financial Corp.	123,350	5,785,115
Union Bankshares Corp.	158,604	3,643,134
Webster Financial Corp.	84,650	2,807,841
Total		123,144,849
Capital Markets 0.5%
INTL FCStone, Inc. (a)	121,975	3,438,475
Consumer Finance 0.7%
Cash America International, Inc.	114,748	3,435,555
Enova International, Inc. (a)	192,512	1,072,292
Total		4,507,847
Diversified Financial Services 0.4%
Pico Holdings, Inc. (a)	326,031	2,862,552
Insurance 8.1%
Argo Group International Holdings Ltd.	127,041	7,219,740
Baldwin & Lyons, Inc., Class B	125,761	3,110,070
EMC Insurance Group, Inc.	160,158	3,725,275
Employers Holdings, Inc.	200,174	4,986,334
FBL Financial Group, Inc., Class A	68,056	4,155,500
Hanover Insurance Group, Inc. (The)	87,470	7,127,930
Heritage Insurance Holdings, Inc.	179,310	3,553,924
Horace Mann Educators Corp.	119,661	3,675,986

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
National Western Life Group, Inc., Class A	18,549	$4,279,811
Navigators Group, Inc. (The) (a)	63,395	5,554,036
Safety Insurance Group, Inc.	66,331	3,742,395
United Fire Group, Inc.	117,405	4,535,355
Total		55,666,356
Real Estate Investment Trusts (REITs) 9.9%
Altisource Residential Corp.	533,288	5,306,216
Chesapeake Lodging Trust	337,325	8,473,604
Cousins Properties, Inc.	787,694	6,789,922
EastGroup Properties, Inc.	75,968	4,055,932
Getty Realty Corp.	297,791	5,324,506
LaSalle Hotel Properties	287,420	6,369,227
Lexington Realty Trust	612,510	4,489,698
National Health Investors, Inc.	42,640	2,587,395
Potlatch Corp.	128,405	3,703,200
Resource Capital Corp.	316,120	3,293,971
Rexford Industrial Realty, Inc.	219,383	3,573,749
Sunstone Hotel Investors, Inc.	694,556	8,251,323
Terreno Realty Corp.	246,613	5,543,860
Total		67,762,603
Thrifts & Mortgage Finance 4.2%
Bank Mutual Corp.	271,319	2,137,994
BankFinancial Corp.	87,141	1,069,220
HomeStreet, Inc. (a)	252,879	5,178,962
Provident Financial Holdings, Inc.	57,955	1,013,053
Radian Group, Inc.	796,030	8,008,062
Washington Federal, Inc.	223,843	4,779,048
Westfield Financial, Inc.	360,722	2,878,561
WSFS Financial Corp.	115,652	3,360,847
Total		28,425,747
TOTAL FINANCIALS		285,808,429
HEALTH CARE 2.0%
Biotechnology 1.3%
ACADIA Pharmaceuticals, Inc. (a)	101,160	2,093,001
Dynavax Technologies Corp. (a)	121,845	2,935,246
Infinity Pharmaceuticals, Inc. (a)	425,330	2,641,299
Keryx Biopharmaceuticals, Inc. (a)	360,387	1,272,166
Total		8,941,712
Health Care Equipment & Supplies 0.3%
Masimo Corp. (a)	60,247	2,214,077

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 0.4%
Flex Pharma, Inc. (a)	174,698	$1,453,487
Supernus Pharmaceuticals, Inc. (a)	91,406	1,036,544
Total		2,490,031
TOTAL HEALTH CARE		13,645,820
INDUSTRIALS 10.5%
Building Products 1.9%
Simpson Manufacturing Co., Inc.	182,650	5,959,870
Universal Forest Products, Inc.	99,034	6,822,452
Total		12,782,322
Commercial Services & Supplies 1.1%
Unifirst Corp.	71,055	7,482,092
Electrical Equipment 0.9%
EnerSys	74,347	3,600,625
General Cable Corp.	198,544	2,326,936
Total		5,927,561
Machinery 5.3%
Albany International Corp., Class A	148,721	5,044,616
Altra Industrial Motion Corp.	140,726	3,160,706
Dynamic Materials Corp.	295,497	1,805,487
EnPro Industries, Inc.	61,726	2,744,955
Gorman-Rupp Co.	84,895	2,158,031
Hardinge, Inc.	102,620	906,134
Kadant, Inc.	49,837	1,934,174
LB Foster Co., Class A	89,458	1,031,451
Lydall, Inc. (a)	107,253	3,029,897
Mueller Industries, Inc.	242,342	6,167,604
Standex International Corp.	49,374	3,565,790
Twin Disc, Inc.	75,756	866,649
Wabash National Corp. (a)	323,880	3,582,113
Total		35,997,607
Professional Services 0.3%
TrueBlue, Inc. (a)	103,757	2,369,810
Road & Rail 0.8%
Landstar System, Inc.	29,162	1,674,190
Werner Enterprises, Inc.	164,499	3,972,651
Total		5,646,841
Trading Companies & Distributors 0.2%
Houston Wire & Cable Co.	245,091	1,350,451
TOTAL INDUSTRIALS		71,556,684

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 13.4%
Communications Equipment 1.9%
Alliance Fiber Optic Products, Inc. (a)	235,475	$3,383,776
Digi International, Inc. (a)	195,538	1,783,306
Plantronics, Inc.	104,400	4,680,252
Polycom, Inc. (a)	283,690	2,890,801
Total		12,738,135
Electronic Equipment, Instruments & Components 2.7%
AVX Corp.	311,660	3,577,857
GSI Group, Inc. (a)	153,564	1,898,051
MTS Systems Corp.	57,737	3,083,156
OSI Systems, Inc. (a)	104,110	5,707,310
Vishay Intertechnology, Inc.	385,430	4,417,028
Total		18,683,402
Internet Software & Services 1.7%
j2 Global, Inc.	57,155	4,144,309
RetailMeNot, Inc. (a)	225,470	2,051,777
WebMD Health Corp. (a)	110,230	5,633,855
Total		11,829,941
IT Services 2.2%
Higher One Holdings, Inc. (a)	617,720	2,155,843
Lionbridge Technologies, Inc. (a)	468,103	2,167,317
Mantech International Corp., Class A	244,637	7,052,885
TeleTech Holdings, Inc.	140,827	3,761,489
Total		15,137,534
Semiconductors & Semiconductor Equipment 3.5%
Cypress Semiconductor Corp.	552,489	4,342,564
Entegris, Inc. (a)	363,342	4,236,568
IXYS Corp.	256,910	3,064,936
M/A-COM Technology Solutions Holdings, Inc. (a)	87,891	3,383,803
Silicon Laboratories, Inc. (a)	156,150	7,120,440
SunEdison Semiconductor Ltd. (a)	251,550	1,559,610
Total		23,707,921
Software 1.0%
Mentor Graphics Corp.	245,910	4,273,916
Silver Spring Networks, Inc. (a)	247,143	2,829,787
Total		7,103,703
Technology Hardware, Storage & Peripherals 0.4%
Stratasys Ltd. (a)	151,806	2,474,438
TOTAL INFORMATION TECHNOLOGY		91,675,074

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.1%
Chemicals 1.3%
Axiall Corp.	233,350	$4,183,965
Flotek Industries, Inc. (a)	205,472	1,372,553
Tronox Ltd., Class A	952,328	3,399,811
Total		8,956,329
Containers & Packaging 0.2%
Greif, Inc., Class A	64,279	1,698,894
Metals & Mining 1.6%
Allegheny Technologies, Inc.	94,430	885,753
Commercial Metals Co.	384,530	5,352,658
Olympic Steel, Inc.	143,738	1,342,513
TimkenSteel Corp.	208,460	1,878,225
Universal Stainless & Alloy Products, Inc. (a)	179,054	1,224,729
Total		10,683,878
TOTAL MATERIALS		21,339,101
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.2%
magicJack VocalTec Ltd. (a)	215,743	1,641,804
Wireless Telecommunication Services 0.5%
Shenandoah Telecommunications Co.	153,066	3,517,457
TOTAL TELECOMMUNICATION SERVICES		5,159,261
UTILITIES 2.9%
Electric Utilities 1.5%
IDACORP, Inc.	55,234	3,843,734

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
Portland General Electric Co.	162,579	$6,319,446
Total		10,163,180
Gas Utilities 0.9%
Southwest Gas Corp.	108,845	6,403,351
Multi-Utilities 0.5%
Vectren Corp.	72,476	3,032,396
TOTAL UTILITIES		19,598,927
Total Common Stocks (Cost: $555,973,890)		$627,566,844

	Shares	Value

Exchange-Traded Funds 5.8%
iShares Russell 2000 Value ETF	392,460	33,720,163
iShares S&P Small-Cap 600 Value ETF	57,480	5,853,189
Total Exchange-Traded Funds (Cost: $38,340,966)		$39,573,352

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.360% (b)(c)	13,749,905	$13,749,905
Total Money Market Funds (Cost: $13,749,905)		$13,749,905
Total Investments
(Cost: $608,064,761) (d)		$680,890,101(e)
Other Assets & Liabilities, Net		2,777,447
Net Assets		$683,667,548

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,684,652	235,003,387	(255,938,134)	—	13,749,905	11,636	13,749,905

(d)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $608,065,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$149,729,000
Unrealized Depreciation	(76,904,000)
Net Unrealized Appreciation	$72,825,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	66,278,934	—	—	66,278,934
Consumer Staples	17,079,905	—	—	17,079,905
Energy	35,424,709	—	—	35,424,709
Financials	285,808,429	—	—	285,808,429
Health Care	13,645,820	—	—	13,645,820
Industrials	71,556,684	—	—	71,556,684
Information Technology	91,675,074	—	—	91,675,074
Materials	21,339,101	—	—	21,339,101
Telecommunication Services	5,159,261	—	—	5,159,261
Utilities	19,598,927	—	—	19,598,927
Total Common Stocks	627,566,844	—	—	627,566,844
Exchange-Traded Funds	39,573,352	—	—	39,573,352
Money Market Funds	—	13,749,905	—	13,749,905
Total Investments	667,140,196	13,749,905	—	680,890,101

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	34,684,652	34,684,652	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Total Return Bond Fund (formerly Columbia Intermediate Bond Fund)

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 49.4%
Aerospace & Defense 0.7%
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	$940,000	$970,550
11/15/25	5.000%	815,000	839,450
Lockheed Martin Corp.
09/15/21	3.350%	4,794,000	5,001,868
01/15/23	3.100%	5,259,000	5,344,243
01/15/26	3.550%	6,194,000	6,354,623
05/15/36	4.500%	2,900,000	3,007,326
TransDigm, Inc.
07/15/22	6.000%	387,000	379,260
07/15/24	6.500%	1,154,000	1,128,035
TransDigm, Inc. (a)
05/15/25	6.500%	414,000	397,957
Total			23,423,312
Automotive 2.5%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	217,000	213,474
Ford Motor Co.
02/01/29	6.375%	2,340,000	2,681,027
Ford Motor Credit Co. LLC
10/05/18	2.551%	9,065,000	9,010,229
01/08/19	2.943%	9,080,000	9,099,695
01/08/26	4.389%	6,250,000	6,296,706
Ford Motor Credit Co. LLC (b)
11/08/16	0.794%	8,815,000	8,760,118
03/27/17	1.233%	15,210,000	15,062,493
General Motors Financial Co., Inc.
01/15/19	3.100%	26,769,000	26,542,829
Schaeffler Finance BV (a)
05/15/21	4.250%	300,000	297,750
05/15/21	4.750%	1,710,000	1,710,000
Schaeffler Holding Finance BV PIK (a)
11/15/19	6.250%	521,000	543,142
Tenneco, Inc.
12/15/24	5.375%	162,000	164,025
ZF North America Capital, Inc. (a)
04/29/22	4.500%	211,000	203,351
04/29/25	4.750%	826,000	774,375
Total			81,359,214
Banking 9.5%
Ally Financial, Inc.
05/19/22	4.625%	1,434,000	1,434,000
09/30/24	5.125%	3,621,000	3,670,789
03/30/25	4.625%	352,000	342,320
Subordinated
11/20/25	5.750%	389,000	388,027
BNP Paribas SA Junior Subordinated (a)(b)
12/31/49	7.375%	3,305,000	3,243,031
Bank of America Corp.
01/11/23	3.300%	3,766,000	3,709,518

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Subordinated
05/02/17	5.700%	$7,605,000	$7,922,296
01/22/25	4.000%	1,625,000	1,588,080
04/21/25	3.950%	1,615,000	1,574,594
Bank of New York Mellon Corp. (The)
05/15/19	5.450%	3,325,000	3,687,545
Bank of New York Mellon Corp. (The) (b)
Junior Subordinated
12/29/49	4.500%	7,866,000	7,099,065
Barclays Bank PLC
Subordinated
09/11/24	4.375%	2,295,000	2,236,338
Barclays Bank PLC (b)
Junior Subordinated
12/31/49	6.625%	3,996,000	3,880,116
Barclays PLC
01/12/26	4.375%	3,355,000	3,380,629
Capital One Bank USA NA Subordinated
02/15/23	3.375%	2,510,000	2,452,117
Citigroup, Inc.
Subordinated
08/25/36	6.125%	1,855,000	2,057,364
Citigroup, Inc. (b)
08/14/17	0.852%	13,820,000	13,735,228
Cooperatieve Rabobank UA Junior Subordinated (a)(b)
12/31/49	11.000%	5,164,000	6,288,203
Discover Financial Services
04/27/22	5.200%	7,947,000	8,646,368
11/21/22	3.850%	4,850,000	4,951,486
Fifth Third Bancorp Junior Subordinated (b)
12/31/49	5.100%	13,397,000	12,023,807
First Horizon National Corp.
12/15/20	3.500%	3,578,000	3,572,175
HBOS PLC Subordinated (a)
05/21/18	6.750%	8,382,000	9,160,277
HSBC Holdings PLC Junior Subordinated (b)
12/31/49	6.375%	3,822,000	3,678,675
JPMorgan Chase & Co. (b)
12/29/49	6.000%	3,220,000	3,213,962
Junior Subordinated
12/31/49	6.100%	15,191,000	15,228,977
JPMorgan Chase Bank NA Subordinated (b)
06/13/16	0.832%	10,850,000	10,838,315
JPMorgan Chase Capital XXI Junior Subordinated (b)
02/02/37	1.563%	19,220,000	14,559,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
KeyCorp Capital I Junior Subordinated (b)
07/01/28	1.352%	$9,842,000	$8,070,440
Lloyds Bank PLC
05/14/18	1.750%	11,120,000	11,124,626
Lloyds Banking Group PLC Subordinated (a)
12/10/25	4.582%	23,423,000	23,762,158
M&T Bank Corp. Junior Subordinated
12/31/49	6.875%	9,101,000	9,180,634
Mellon Capital IV Junior Subordinated (b)
06/29/49	4.000%	1,035,000	776,250
PNC Bank NA
06/01/25	3.250%	3,395,000	3,422,279
Rabobank Capital Funding Trust III Junior Subordinated (a)(b)
12/31/49	5.254%	10,396,000	10,447,980
Royal Bank of Scotland Group PLC
Subordinated
05/28/24	5.125%	602,000	604,348
Royal Bank of Scotland Group PLC (b)
Junior Subordinated
12/31/49	8.000%	12,376,000	12,700,870
Santander Issuances SAU Subordinated
11/19/25	5.179%	12,120,000	11,467,229
Santander UK Group Holdings PLC (a)
Subordinated
09/15/25	4.750%	16,179,000	16,054,033
09/15/45	5.625%	5,441,000	5,434,542
State Street Capital Trust IV Junior Subordinated (b)
06/15/37	1.512%	1,990,000	1,563,145
State Street Corp. Junior Subordinated
03/15/18	4.956%	9,929,000	10,440,870
Synchrony Financial
01/15/19	2.600%	4,895,000	4,887,643
Synovus Financial Corp.
02/15/19	7.875%	321,000	351,495
Synovus Financial Corp. (b)
Subordinated
12/15/25	5.750%	11,255,000	11,367,550
U.S. Bancorp Subordinated
07/15/22	2.950%	3,942,000	3,975,432
Washington Mutual Bank Subordinated (c)(d)(e)
01/15/15	0.000%	27,379,000	41,068

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Wells Fargo & Co. Junior Subordinated (b)
12/31/49	5.900%	$10,138,000	$10,226,707
Total			310,461,751
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
11/15/22	5.375%	351,000	369,427
09/15/23	4.625%	2,502,000	2,464,470
National Financial Partners Corp. (a)
07/15/21	9.000%	93,000	83,700
Total			2,917,597
Building Materials 0.3%
Allegion PLC
09/15/23	5.875%	605,000	624,663
Allegion US Holding Co., Inc.
10/01/21	5.750%	182,000	189,280
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	1,591,000	1,620,831
12/15/23	5.750%	192,000	195,600
Beacon Roofing Supply, Inc. (a)
10/01/23	6.375%	907,000	935,344
Gibraltar Industries, Inc.
02/01/21	6.250%	209,000	209,523
HD Supply, Inc.
07/15/20	7.500%	891,000	926,640
07/15/20	11.500%	1,435,000	1,582,087
HD Supply, Inc. (a)
12/15/21	5.250%	1,962,000	2,018,407
Nortek, Inc.
04/15/21	8.500%	364,000	375,830
RSI Home Products, Inc. (a)
03/15/23	6.500%	214,000	219,885
USG Corp. (a)
11/01/21	5.875%	122,000	125,355
Total			9,023,445
Cable and Satellite 0.8%
Altice US Finance I Corp. (a)
07/15/23	5.375%	791,000	794,955
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	404,000	428,240
09/30/22	5.250%	143,000	144,788
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	545,000	545,000
05/01/25	5.375%	1,586,000	1,570,140
05/01/27	5.875%	1,325,000	1,305,125
CCOH Safari LLC (a)
02/15/26	5.750%	189,000	187,936
CSC Holdings LLC
11/15/21	6.750%	223,000	220,213

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Cable One, Inc. (a)
06/15/22	5.750%	$138,000	$139,380
Cequel Communications Holdings I LLC/Capital Corp. (a)
12/15/21	5.125%	1,824,000	1,641,600
12/15/21	5.125%	118,000	106,200
DISH DBS Corp.
06/01/21	6.750%	2,134,000	2,176,680
11/15/24	5.875%	125,000	111,406
DigitalGlobe, Inc. (a)
02/01/21	5.250%	904,000	791,000
Intelsat Jackson Holdings SA
10/15/20	7.250%	256,000	220,160
04/01/21	7.500%	745,000	636,975
08/01/23	5.500%	1,240,000	988,900
Intelsat Luxembourg SA
06/01/23	8.125%	189,000	77,963
Neptune Finco Corp. (a)
01/15/23	10.125%	238,000	251,685
10/15/25	6.625%	1,836,000	1,893,375
10/15/25	10.875%	2,033,000	2,157,521
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	789,000	785,055
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	1,272,000	1,221,120
Unitymedia GmbH (a)
01/15/25	6.125%	403,000	409,126
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/23	5.500%	1,877,000	1,933,310
01/15/25	5.000%	273,000	272,317
Videotron Ltd.
07/15/22	5.000%	1,706,000	1,720,927
Virgin Media Finance PLC (a)
10/15/24	6.000%	200,000	201,500
01/15/25	5.750%	2,285,000	2,262,150
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	810,000	801,900
Total			25,996,647
Chemicals 0.3%
Angus Chemical Co. (a)
02/15/23	8.750%	803,000	759,839
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	365,000	381,425
Celanese U.S. Holdings LLC
06/15/21	5.875%	1,804,000	1,912,240
Chemours Co. LLC (The) (a)
05/15/23	6.625%	1,048,000	641,900
05/15/25	7.000%	1,214,000	740,540
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	297,000	258,390

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Huntsman International LLC (a)
11/15/22	5.125%	$303,000	$260,580
INEOS Group Holdings SA (a)
08/15/18	6.125%	69,000	68,914
02/15/19	5.875%	820,000	797,450
NOVA Chemicals Corp. (a)
05/01/25	5.000%	1,301,000	1,219,687
PQ Corp. (a)
11/01/18	8.750%	2,334,000	2,170,620
Platform Specialty Products Corp. (a)
05/01/21	10.375%	288,000	268,560
02/01/22	6.500%	648,000	508,680
WR Grace & Co. (a)
10/01/21	5.125%	438,000	440,190
10/01/24	5.625%	640,000	636,800
Total			11,065,815
Construction Machinery 0.2%
John Deere Capital Corp. (b)
01/16/18	0.910%	6,355,000	6,327,108
United Rentals North America, Inc.
04/15/22	7.625%	351,000	361,091
Total			6,688,199
Consumer Cyclical Services 0.2%
ADT Corp. (The)
07/15/22	3.500%	871,000	786,077
APX Group, Inc.
12/01/19	6.375%	1,621,000	1,550,081
12/01/20	8.750%	420,000	337,050
Corrections Corp. of America
10/15/22	5.000%	117,000	118,609
IHS, Inc.
11/01/22	5.000%	1,222,000	1,222,000
Interval Acquisition Corp. (a)
04/15/23	5.625%	941,000	936,295
Monitronics International, Inc.
04/01/20	9.125%	375,000	297,188
Service Corp. International
10/01/18	7.625%	600,000	671,628
Total			5,918,928
Consumer Products 0.7%
Jarden Corp. (a)
11/15/23	5.000%	781,000	802,477
Procter & Gamble Co. (The) (f)
02/02/21	1.850%	5,785,000	5,808,290
02/02/26	2.700%	6,315,000	6,331,129
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	1,544,000	1,613,480

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	$1,531,000	$1,567,361
Spectrum Brands, Inc.
11/15/22	6.625%	1,733,000	1,845,645
Spectrum Brands, Inc. (a)
07/15/25	5.750%	1,183,000	1,212,575
Springs Industries, Inc.
06/01/21	6.250%	699,000	693,758
Tempur Sealy International, Inc.
12/15/20	6.875%	430,000	452,575
Tempur Sealy International, Inc. (a)
10/15/23	5.625%	1,382,000	1,409,640
Total			21,736,930
Diversified Manufacturing 3.0%
Entegris, Inc. (a)
04/01/22	6.000%	1,120,000	1,136,800
GE Capital Trust I Subordinated (b)
11/15/67	6.375%	4,946,000	5,320,041
General Electric Co. (b)
Junior Subordinated
12/31/49	4.200%	2,341	2,294
12/31/49	5.000%	68,780,000	70,843,400
Subordinated
11/15/67	6.375%	18,756,000	19,881,360
Total			97,183,895
Electric 3.8%
AES Corp. (The)
07/01/21	7.375%	466,000	479,980
Alabama Power Co.
04/01/25	2.800%	2,815,000	2,787,697
01/15/42	4.100%	1,368,000	1,347,163
01/02/46	4.300%	3,655,000	3,748,623
Arizona Public Service Co.
11/15/45	4.350%	4,425,000	4,668,530
CMS Energy Corp.
02/15/18	5.050%	10,261,000	10,946,425
Calpine Corp.
01/15/23	5.375%	1,693,000	1,540,630
Commonwealth Edison Co.
11/15/45	4.350%	4,995,000	5,205,774
Dominion Resources, Inc.
10/01/25	3.900%	4,920,000	4,975,222
Duke Energy Ohio, Inc.
09/01/23	3.800%	50,000	53,365
Duke Energy Progress LLC
03/30/44	4.375%	1,635,000	1,700,850
Duke Energy Progress, Inc.
08/15/45	4.200%	7,295,000	7,385,903

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Exelon Corp. (a)
06/15/25	3.950%	$4,241,000	$4,247,586
FPL Energy National Wind LLC (a)
03/10/24	5.608%	235,368	235,368
Florida Power & Light Co.
12/01/25	3.125%	7,295,000	7,442,169
Georgia Power Co.
09/01/40	4.750%	1,727,000	1,768,339
MidAmerican Energy Co.
10/15/24	3.500%	3,080,000	3,206,339
NRG Energy, Inc.
07/15/22	6.250%	1,733,000	1,429,725
05/01/24	6.250%	95,000	75,762
NRG Yield Operating LLC
08/15/24	5.375%	2,095,000	1,759,800
Nevada Power Co.
05/15/18	6.500%	2,173,000	2,427,878
Niagara Mohawk Power Corp. (a)
10/01/24	3.508%	3,325,000	3,426,858
Oncor Electric Delivery Co. LLC
04/01/25	2.950%	7,410,000	7,140,068
04/01/45	3.750%	1,650,000	1,439,406
PPL Capital Funding, Inc.
06/01/18	1.900%	6,725,000	6,714,939
06/15/22	4.200%	3,070,000	3,280,654
12/01/22	3.500%	3,095,000	3,163,273
06/01/23	3.400%	5,582,000	5,614,057
Pacific Gas & Electric Co.
06/15/23	3.250%	3,567,000	3,630,004
03/01/34	6.050%	2,160,000	2,617,395
Public Service Electric & Gas Co.
11/01/45	4.150%	4,630,000	4,757,353
Southern California Edison Co.
09/01/40	4.500%	1,726,000	1,832,596
Talen Energy Supply LLC
06/01/25	6.500%	723,000	491,640
Toledo Edison Co. (The)
05/15/37	6.150%	4,371,000	5,013,485
TransAlta Corp.
06/03/17	1.900%	6,929,000	6,499,707
Total			123,054,563
Finance Companies 1.2%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	197,000	194,045
05/15/21	4.500%	1,649,000	1,616,020
10/01/21	5.000%	5,110,000	5,110,000
Aircastle Ltd.
03/15/21	5.125%	198,000	195,525
02/15/22	5.500%	967,000	962,165
CIT Group, Inc.
05/15/20	5.375%	1,505,000	1,557,675

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
CIT Group, Inc. (a)
02/15/19	5.500%	$1,521,000	$1,574,235
HSBC Finance Corp. Subordinated
01/15/21	6.676%	9,539,000	10,759,353
International Lease Finance Corp.
12/15/20	8.250%	521,000	593,940
Navient Corp.
06/15/18	8.450%	1,535,000	1,588,725
01/15/19	5.500%	725,000	679,687
10/26/20	5.000%	49,000	42,385
01/25/22	7.250%	190,000	169,100
03/25/24	6.125%	227,000	186,424
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	167,000	164,495
12/15/21	7.250%	1,451,000	1,436,490
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	744,000	708,660
Quicken Loans, Inc. (a)
05/01/25	5.750%	297,000	278,809
Springleaf Finance Corp.
06/01/20	6.000%	396,000	361,350
10/01/21	7.750%	823,000	773,620
10/01/23	8.250%	238,000	223,720
Visa, Inc.
12/14/25	3.150%	5,635,000	5,728,502
12/14/45	4.300%	4,715,000	4,866,375
iStar, Inc.
07/01/19	5.000%	825,000	775,500
Total			40,546,800
Food and Beverage 2.5%
Anheuser-Busch InBev Finance, Inc.
02/01/19	1.900%	8,625,000	8,640,887
02/01/23	3.300%	13,470,000	13,671,471
02/01/26	3.650%	5,715,000	5,792,078
02/01/36	4.700%	6,006,000	6,084,775
02/01/46	4.900%	2,263,000	2,343,504
Aramark Services, Inc.
03/15/20	5.750%	663,000	687,879
Aramark Services, Inc. (a)
01/15/24	5.125%	354,000	365,505
B&G Foods, Inc.
06/01/21	4.625%	180,000	179,550
ConAgra Foods, Inc.
08/15/39	6.625%	13,044,000	14,327,634
01/25/43	4.650%	1,630,000	1,454,630
Constellation Brands, Inc.
11/15/19	3.875%	270,000	278,100
11/15/24	4.750%	3,040,000	3,173,000
12/01/25	4.750%	53,000	54,723
Diamond Foods, Inc. (a)
03/15/19	7.000%	593,000	613,755

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Kraft Heinz Co. (The) (a)
07/15/45	5.200%	$2,880,000	$3,028,876
Molson Coors Brewing Co.
05/01/17	2.000%	12,460,000	12,496,695
05/01/42	5.000%	6,030,000	5,759,530
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	113,000	116,955
Post Holdings, Inc.
02/15/22	7.375%	127,000	133,826
Post Holdings, Inc. (a)
12/15/22	6.000%	12,000	11,910
03/15/24	7.750%	1,490,000	1,586,850
Treehouse Foods, Inc. (a)
02/15/24	6.000%	160,000	164,600
WhiteWave Foods Co. (The)
10/01/22	5.375%	815,000	865,937
Total			81,832,670
Gaming 0.3%
Boyd Gaming Corp.
05/15/23	6.875%	198,000	200,970
GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	940,000	944,582
11/01/23	5.375%	774,000	741,105
International Game Technology PLC (a)
02/15/22	6.250%	998,000	960,575
02/15/25	6.500%	325,000	290,875
MGM Resorts International
03/01/18	11.375%	1,276,000	1,461,020
10/01/20	6.750%	326,000	339,040
12/15/21	6.625%	212,000	217,830
03/15/23	6.000%	954,000	951,019
Pinnacle Entertainment, Inc.
08/01/21	6.375%	413,000	437,780
Scientific Games International, Inc.
12/01/22	10.000%	724,000	503,180
Scientific Games International, Inc. (a)
01/01/22	7.000%	2,536,000	2,383,840
Seminole Tribe of Florida, Inc. (a)
10/01/20	7.804%	475,000	504,645
Tunica-Biloxi Gaming Authority (a)(d)
05/15/16	0.000%	577,000	284,172
Total			10,220,633
Health Care 1.3%
Acadia Healthcare Co., Inc.
02/15/23	5.625%	127,000	119,698
Alere, Inc. (a)
07/01/23	6.375%	426,000	402,570
Amsurg Corp.
07/15/22	5.625%	985,000	988,694

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Becton Dickinson and Co.
05/15/24	3.875%	$1,770,000	$1,811,714
CHS/Community Health Systems, Inc.
08/01/21	5.125%	966,000	958,755
02/01/22	6.875%	1,141,000	1,032,605
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	637,000	566,930
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	360,000	372,600
07/15/24	5.125%	1,904,000	1,914,710
05/01/25	5.000%	342,000	336,443
Emdeon, Inc.
12/31/19	11.000%	257,000	267,923
Emdeon, Inc. (a)
02/15/21	6.000%	803,000	746,790
ExamWorks Group, Inc.
04/15/23	5.625%	785,000	788,827
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	335,000	362,637
01/31/22	5.875%	943,000	1,020,797
10/15/24	4.750%	974,000	978,870
HCA, Inc.
02/15/22	7.500%	1,004,000	1,114,440
02/01/25	5.375%	3,122,000	3,157,122
04/15/25	5.250%	3,739,000	3,832,475
HealthSouth Corp.
11/01/24	5.750%	328,000	323,766
HealthSouth Corp. (a)
11/01/24	5.750%	111,000	109,567
09/15/25	5.750%	60,000	58,188
Hologic, Inc. (a)
07/15/22	5.250%	1,233,000	1,276,155
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	266,000	258,020
LifePoint Health, Inc.
12/01/21	5.500%	928,000	941,920
MEDNAX, Inc. (a)
12/01/23	5.250%	477,000	488,925
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	1,585,000	1,588,962
Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	9,530,000	9,283,821
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	1,562,000	1,493,662
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	481,000	464,165
Tenet Healthcare Corp.
10/01/20	6.000%	801,000	847,057
04/01/21	4.500%	1,599,000	1,567,020
04/01/22	8.125%	1,670,000	1,674,175

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
06/15/23	6.750%	$185,000	$171,125
Total			41,321,128
Healthcare Insurance 0.1%
Centene Corp.
05/15/22	4.750%	1,595,000	1,531,200
Centene Escrow Corp. (a)(f)
02/15/21	5.625%	260,000	264,550
02/15/24	6.125%	383,000	393,533
Molina Healthcare, Inc. (a)
11/15/22	5.375%	1,569,000	1,565,077
Total			3,754,360
Home Construction 0.2%
CalAtlantic Group, Inc.
12/15/21	6.250%	434,000	457,870
11/15/24	5.875%	754,000	782,275
D.R. Horton, Inc.
09/15/22	4.375%	310,000	308,450
08/15/23	5.750%	1,254,000	1,319,835
Meritage Homes Corp.
04/01/22	7.000%	813,000	833,325
06/01/25	6.000%	1,035,000	1,009,125
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/23	5.875%	246,000	230,010
03/01/24	5.625%	154,000	139,755
Toll Brothers Finance Corp.
11/15/25	4.875%	305,000	298,900
Total			5,379,545
Independent Energy 1.8%
Anadarko Petroleum Corp.
09/15/17	6.375%	7,875,000	7,957,128
Antero Resources Corp. (a)
06/01/23	5.625%	249,000	206,670
Canadian Natural Resources Ltd.
11/15/21	3.450%	3,984,000	3,112,042
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	2,108,000	1,472,965
Cimarex Energy Co.
06/01/24	4.375%	7,565,000	6,622,477
Concho Resources, Inc.
04/01/23	5.500%	3,240,000	2,938,648
Continental Resources, Inc.
06/01/24	3.800%	4,823,000	3,116,246
CrownRock LP/Finance, Inc. (a)
04/15/21	7.125%	480,000	424,800
02/15/23	7.750%	945,000	841,050
Diamondback Energy, Inc.
10/01/21	7.625%	99,000	98,505
Kerr-McGee Corp.
07/01/24	6.950%	5,432,000	5,390,940

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Laredo Petroleum, Inc.
01/15/22	5.625%	$398,000	$282,580
05/01/22	7.375%	479,000	355,658
03/15/23	6.250%	2,460,000	1,771,200
Noble Energy, Inc.
11/15/24	3.900%	8,080,000	6,797,017
11/15/43	5.250%	3,389,000	2,499,316
11/15/44	5.050%	5,925,000	4,276,280
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	1,118,000	1,073,280
RSP Permian, Inc.
10/01/22	6.625%	1,467,000	1,305,630
RSP Permian, Inc. (a)
10/01/22	6.625%	185,000	164,650
Range Resources Corp.
06/01/21	5.750%	275,000	226,875
Ras Laffan Liquefied Natural Gas Co., Ltd. II (a)
09/30/20	5.298%	3,410,525	3,555,472
SM Energy Co.
11/15/22	6.125%	223,000	128,225
06/01/25	5.625%	98,000	52,430
Whiting Petroleum Corp.
03/15/21	5.750%	939,000	589,222
04/01/23	6.250%	809,000	505,625
Woodside Finance Ltd. (a)
03/05/25	3.650%	4,886,000	4,271,727
Total			60,036,658
Integrated Energy 0.6%
BG Energy Capital PLC Subordinated (b)
11/30/72	6.500%	1,230,000	1,285,906
BP Capital Markets PLC
03/17/22	3.062%	7,980,000	7,832,625
Cenovus Energy, Inc.
11/15/39	6.750%	6,735,000	5,177,983
Chevron Corp.
12/05/22	2.355%	4,330,000	4,136,644
Total			18,433,158
Leisure —%
AMC Entertainment, Inc.
06/15/25	5.750%	253,000	257,744
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	480,000	492,000
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	496,000	468,720
Total			1,218,464

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance 1.7%
American International Group, Inc.
02/15/24	4.125%	$5,159,000	$5,157,669
Five Corners Funding Trust (a)
11/15/23	4.419%	3,290,000	3,430,549
Massachusetts Mutual Life Insurance Co. Subordinated (a)
04/15/65	4.500%	1,800,000	1,677,422
MetLife Capital Trust X Junior Subordinated (a)(b)
04/08/38	9.250%	12,783,000	17,129,220
MetLife, Inc.
11/13/25	3.600%	1,957,000	1,965,206
05/13/46	4.600%	7,495,000	7,328,199
Junior Subordinated
08/01/39	10.750%	9,004,000	13,825,642
Peachtree Corners Funding Trust (a)
02/15/25	3.976%	3,465,000	3,476,732
Prudential Financial, Inc.
12/01/17	6.000%	431,000	464,525
Teachers Insurance & Annuity Association of America Subordinated (a)
09/15/44	4.900%	1,695,000	1,749,221
Total			56,204,385
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	1,500,000	1,582,500
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	1,692,000	1,742,760
Playa Resorts Holding BV (a)
08/15/20	8.000%	966,000	985,320
RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	432,000	430,380
Total			4,740,960
Media and Entertainment 1.0%
AMC Networks, Inc.
12/15/22	4.750%	1,278,000	1,271,610
Activision Blizzard, Inc. (a)
09/15/21	5.625%	1,188,000	1,247,400
09/15/23	6.125%	1,062,000	1,136,340
Lamar Media Corp. (a)
02/01/26	5.750%	228,000	234,840
MDC Partners, Inc. (a)
04/01/20	6.750%	1,571,000	1,557,254
Netflix, Inc. (a)
02/15/22	5.500%	1,270,000	1,308,100
02/15/25	5.875%	1,973,000	2,034,656
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	416,000	427,440
Outfront Media Capital LLC/Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
02/15/22	5.250%	$210,000	$214,725
02/15/24	5.625%	43,000	43,968
03/15/25	5.875%	1,789,000	1,811,362
Scripps Networks Interactive, Inc.
06/15/22	3.500%	11,489,000	11,260,323
Univision Communications, Inc. (a)
09/15/22	6.750%	176,000	181,280
05/15/23	5.125%	489,000	474,330
02/15/25	5.125%	2,581,000	2,445,497
Walt Disney Co. (The)
02/12/21	2.300%	8,620,000	8,681,323
Total			34,330,448
Metals 0.5%
ArcelorMittal (b)
03/01/21	6.500%	100,000	81,250
02/25/22	7.250%	432,000	349,920
03/01/41	7.750%	1,646,000	1,160,430
BHP Billiton Finance USA Ltd. Junior Subordinated (a)(b)
10/19/75	6.750%	6,135,000	5,766,900
Glencore Finance Canada Ltd. (a)
11/15/16	5.800%	5,830,000	5,793,562
Glencore Funding LLC (a)
05/27/16	1.700%	2,490,000	2,440,200
Vale Overseas Ltd.
01/11/22	4.375%	1,855,000	1,289,225
Total			16,881,487
Midstream 1.8%
Columbia Pipeline Group, Inc. (a)
06/01/25	4.500%	6,319,000	5,699,820
06/01/45	5.800%	1,290,000	1,061,362
Crestwood Midstream Partners LP/Finance Corp. (a)
04/01/23	6.250%	247,000	150,053
Energy Transfer Equity LP
06/01/27	5.500%	3,270,000	2,321,700
Kinder Morgan Energy Partners LP
02/01/19	2.650%	4,375,000	4,047,518
03/01/21	3.500%	5,432,000	4,804,305
09/01/23	3.500%	5,730,000	4,723,067
Kinder Morgan, Inc.
12/01/17	2.000%	6,365,000	6,139,291
MPLX LP (a)
07/15/23	4.500%	543,000	425,207
12/01/24	4.875%	2,803,000	2,187,683
06/01/25	4.875%	42,000	32,804
Plains All American Pipeline LP/Finance Corp.
10/15/25	4.650%	11,127,000	9,521,341
06/01/42	5.150%	1,428,000	1,011,614
02/15/45	4.900%	2,998,000	2,089,519
Sabine Pass Liquefaction LLC
03/01/25	5.625%	2,012,000	1,730,320

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Southern Natural Gas Co. LLC
03/01/32	8.000%	$2,700,000	$2,497,994
Targa Resources Partners LP/Finance Corp.
01/15/18	5.000%	559,000	521,966
11/15/19	4.125%	186,000	156,240
05/01/23	5.250%	19,000	14,725
11/15/23	4.250%	945,000	689,850
Targa Resources Partners LP/Finance Corp. (a)
03/15/24	6.750%	1,664,000	1,372,800
Tesoro Logistics LP/Finance Corp. (a)
10/15/19	5.500%	73,000	67,799
10/15/22	6.250%	1,297,000	1,180,270
Transcontinental Gas Pipe Line Co. LLC (a)
02/01/26	7.850%	3,110,000	3,207,187
Williams Companies, Inc. (The)
01/15/23	3.700%	4,674,000	3,052,332
06/24/24	4.550%	1,177,000	771,443
Total			59,478,210
Natural Gas 1.1%
NiSource Finance Corp.
02/15/23	3.850%	3,305,000	3,426,611
12/15/40	6.250%	2,571,000	3,129,298
Sempra Energy
03/15/20	2.400%	3,191,000	3,115,297
11/15/20	2.850%	8,445,000	8,417,942
10/01/22	2.875%	11,185,000	10,753,415
11/15/25	3.750%	8,395,000	8,415,249
Total			37,257,812
Office REIT 0.1%
Boston Properties LP
02/01/26	3.650%	1,924,000	1,943,927
Oil Field Services 0.6%
Halliburton Co.
11/15/22	3.375%	891,000	875,116
11/15/25	3.800%	897,000	840,856
Noble Holding International Ltd.
03/15/17	2.500%	10,525,000	9,262,379
03/16/18	4.000%	9,971,000	7,953,428
Total			18,931,779
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	769,000	687,294
Other Industry 1.0%
Board of Trustees of the Leland Stanford Junior University (The)
05/01/47	3.460%	2,715,000	2,637,259
CB Richard Ellis Services, Inc.
03/15/25	5.250%	252,000	260,329

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry (continued)
Massachusetts Institute of Technology
07/01/14	4.678%	$8,809,000	$9,304,859
President and Fellows of Harvard College (a)
01/15/39	6.500%	6,545,000	9,275,855
University of Notre Dame du Lac
02/15/45	3.438%	10,380,000	9,982,560
Total			31,460,862
Other REIT 0.2%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	346,000	351,190
Duke Realty LP
06/15/22	4.375%	6,725,000	7,044,458
Total			7,395,648
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	184,000	174,340
Ball Corp.
12/15/20	4.375%	632,000	654,120
Berry Plastics Corp.
07/15/23	5.125%	1,023,000	997,425
Berry Plastics Corp. (a)
10/15/22	6.000%	1,161,000	1,187,123
Beverage Packaging Holdings (Luxembourg) II SA (a)
12/15/16	5.625%	116,000	114,550
06/15/17	6.000%	35,000	33,775
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	1,222,000	1,170,065
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	3,109,000	3,112,886
Reynolds Group Issuer, Inc./LLC (b)
02/15/21	8.250%	1,537,000	1,433,252
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	148,000	122,840
Total			9,000,376
Pharmaceuticals 2.9%
Actavis Funding SCS
03/12/20	3.000%	16,706,000	16,910,281
03/15/22	3.450%	12,156,000	12,335,313
06/15/24	3.850%	2,332,000	2,375,035
03/15/35	4.550%	4,380,000	4,315,084
Actavis Funding SCS (b)
09/01/16	1.289%	1,690,000	1,691,242
Concordia Healthcare Corp. (a)
04/15/23	7.000%	176,000	153,120
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	895,000	883,920
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	1,042,000	1,047,210

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Forest Laboratories LLC (a)
02/01/19	4.375%	$6,293,000	$6,637,108
Gilead Sciences, Inc.
03/01/46	4.750%	4,877,000	4,975,174
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,720,000	1,745,972
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	1,637,000	1,612,445
Johnson & Johnson
12/05/33	4.375%	3,853,000	4,247,632
Mallinckrodt International Finance SA/CB LLC (a)
10/15/23	5.625%	253,000	237,187
04/15/25	5.500%	1,193,000	1,061,770
Novartis Capital Corp.
11/20/25	3.000%	13,155,000	13,298,021
11/20/45	4.000%	10,160,000	10,261,671
Quintiles Transnational Corp. (a)
05/15/23	4.875%	267,000	270,337
Roche Holdings, Inc. (a)
09/30/19	2.250%	4,545,000	4,625,415
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	485,000	468,025
12/01/21	5.625%	312,000	288,600
03/01/23	5.500%	209,000	184,443
05/15/23	5.875%	877,000	784,915
04/15/25	6.125%	4,789,000	4,304,114
Total			94,714,034
Property & Casualty 1.1%
ACE INA Holdings, Inc.
11/03/22	2.875%	4,250,000	4,305,624
05/03/26	3.350%	8,734,000	8,914,462
Alliant Holdings I LP (a)
08/01/23	8.250%	48,000	42,000
Chubb Corp. (The) Junior Subordinated (b)
04/15/37	6.375%	5,426,000	5,081,449
HUB International Ltd. (a)
10/01/21	7.875%	2,630,000	2,307,825
HUB International Ltd. (a)(f)
02/15/21	9.250%	222,000	226,995
Hub Holdings LLC/Finance, Inc. PIK (a)
07/15/19	8.125%	88,000	74,800
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	4,049,000	4,374,985
05/01/22	4.950%	4,055,000	4,385,251
05/01/42	6.500%	2,465,000	2,821,974
Transatlantic Holdings, Inc.
11/30/39	8.000%	2,955,000	3,917,417
Total			36,452,782

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads 1.2%
BNSF Funding Trust I Junior Subordinated (b)
12/15/55	6.613%	$7,126,000	$7,945,490
CSX Corp.
03/15/18	6.250%	3,965,000	4,331,763
10/01/36	6.000%	3,235,000	3,744,357
Canadian Pacific Railway Co.
09/15/35	4.800%	2,959,000	2,919,923
09/15/15	6.125%	7,676,000	7,842,800
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	190,000	173,850
Union Pacific Corp.
02/01/21	4.000%	1,280,000	1,381,526
03/15/24	3.750%	6,770,000	7,181,873
02/01/55	3.875%	2,935,000	2,697,356
Total			38,218,938
Restaurants 0.3%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	1,887,000	1,896,435
04/01/22	6.000%	269,000	280,769
Yum! Brands, Inc.
11/01/20	3.875%	5,330,000	5,201,152
11/01/43	5.350%	3,790,000	2,804,600
Total			10,182,956
Retail REIT 0.4%
Kimco Realty Corp.
11/01/22	3.400%	3,402,000	3,440,987
06/01/23	3.125%	4,693,000	4,600,585
Simon Property Group LP
01/15/26	3.300%	4,098,000	4,097,320
Total			12,138,892
Retailers 1.4%
Asbury Automotive Group, Inc.
12/15/24	6.000%	954,000	932,535
Asbury Automotive Group, Inc. (a)
12/15/24	6.000%	222,000	217,005
CVS Health Corp. (a)
12/01/22	4.750%	10,965,000	11,972,980
CVS Pass-Through Trust (a)
08/11/36	4.163%	5,139,700	5,034,131
Dollar Tree, Inc. (a)
03/01/23	5.750%	1,542,000	1,624,882
Group 1 Automotive, Inc.
06/01/22	5.000%	381,000	362,426
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	372,000	349,680
L Brands, Inc.
04/01/21	6.625%	378,000	420,525
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	13,240,000	15,245,066

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Penske Automotive Group, Inc.
12/01/24	5.375%	$1,583,000	$1,535,510
Rite Aid Corp.
06/15/21	6.750%	80,000	84,600
Junior Subordinated
02/15/27	7.700%	234,000	274,950
Rite Aid Corp. (a)
04/01/23	6.125%	863,000	910,465
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	396,000	413,325
12/01/25	5.625%	235,000	242,637
Wal-Mart Stores, Inc.
08/15/37	6.500%	4,120,000	5,393,373
Total			45,014,090
Supermarkets 0.1%
Whole Foods Market, Inc. (a)
12/03/25	5.200%	4,630,000	4,637,408
Technology 0.9%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	546,000	547,365
04/01/20	6.375%	140,000	141,750
08/01/22	5.375%	870,000	824,325
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	224,000	237,440
Audatex North America, Inc. (a)
06/15/21	6.000%	426,000	429,195
11/01/23	6.125%	300,000	302,250
Equinix, Inc.
01/01/22	5.375%	1,628,000	1,693,120
01/15/26	5.875%	692,000	716,220
First Data Corp. (a)
08/15/23	5.375%	1,692,000	1,725,840
12/01/23	7.000%	3,197,000	3,220,977
01/15/24	5.750%	2,255,000	2,238,087
Hewlett Packard Enterprise Co. (a)
10/15/35	6.200%	2,905,000	2,619,854
10/15/45	6.350%	3,572,000	3,231,067
Infor US, Inc. (a)
08/15/20	5.750%	69,000	69,518
Iron Mountain, Inc. (a)
10/01/20	6.000%	1,532,000	1,631,580
MSCI, Inc. (a)
11/15/24	5.250%	701,000	722,906
08/15/25	5.750%	506,000	535,095
Microsemi Corp. (a)
04/15/23	9.125%	666,000	700,965
NCR Corp.
12/15/23	6.375%	218,000	215,683

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

NXP BV/Funding LLC (a)
06/15/22	4.625%	$1,244,000	$1,209,790
Plantronics, Inc. (a)
05/31/23	5.500%	184,000	185,380
Qualitytech LP/Finance Corp.
08/01/22	5.875%	595,000	603,925
Riverbed Technology, Inc. (a)
03/01/23	8.875%	386,000	352,708
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	524,000	534,480
VeriSign, Inc.
05/01/23	4.625%	1,445,000	1,416,100
04/01/25	5.250%	277,000	273,986
Zebra Technologies Corp.
10/15/22	7.250%	1,510,000	1,570,400
Total			27,950,006
Tobacco 0.1%
Imperial Tobacco Finance PLC (a)
07/20/18	2.050%	1,752,000	1,754,125

Transportation Services 0.4%
ERAC U.S.A. Finance LLC (a)
11/01/25	3.800%	4,845,000	4,835,383
FedEx Corp.
11/15/45	4.750%	7,721,000	7,610,404
Total			12,445,787
Wireless 0.6%
Crown Castle International Corp.
04/15/22	4.875%	458,000	480,758
01/15/23	5.250%	1,481,000	1,577,265
Numericable-SFR (a)
05/15/19	4.875%	12,000	11,910
05/15/22	6.000%	2,109,000	2,077,365
SBA Telecommunications, Inc.
07/15/20	5.750%	1,528,000	1,585,300
Sprint Communications, Inc.
08/15/20	7.000%	343,000	252,105
11/15/22	6.000%	321,000	215,873
Sprint Communications, Inc. (a)
11/15/18	9.000%	1,098,000	1,114,470
03/01/20	7.000%	2,461,000	2,362,560
Sprint Corp.
06/15/24	7.125%	2,372,000	1,601,100
02/15/25	7.625%	298,000	203,571
T-Mobile USA, Inc.
04/28/20	6.542%	83,000	85,490
04/28/21	6.633%	1,010,000	1,044,087
04/28/22	6.731%	330,000	338,663
04/01/23	6.625%	2,669,000	2,729,052
01/15/24	6.500%	229,000	231,290

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
03/01/25	6.375%	$73,000	$73,183
01/15/26	6.500%	1,119,000	1,119,000
Wind Acquisition Finance SA (a)
04/30/20	6.500%	226,000	232,780
07/15/20	4.750%	532,000	522,690
04/23/21	7.375%	819,000	778,558
Total			18,637,070
Wirelines 1.5%
AT&T, Inc.
12/15/42	4.300%	2,115,000	1,745,141
05/15/46	4.750%	3,275,000	2,903,890
AT&T, Inc. (f)
02/17/26	4.125%	5,990,000	5,986,046
CenturyLink, Inc.
12/01/23	6.750%	1,243,000	1,176,189
04/01/25	5.625%	390,000	331,500
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	4,478,000	4,524,244
04/01/24	4.450%	3,795,000	3,881,644
Frontier Communications Corp.
04/15/22	8.750%	851,000	765,900
01/15/25	6.875%	191,000	151,845
Frontier Communications Corp. (a)
09/15/20	8.875%	101,000	101,379
09/15/22	10.500%	178,000	173,105
09/15/25	11.000%	3,525,000	3,397,219
Level 3 Communications, Inc.
12/01/22	5.750%	299,000	307,970
Level 3 Financing, Inc.
01/15/21	6.125%	198,000	207,405
08/15/22	5.375%	386,000	391,790
02/01/23	5.625%	1,326,000	1,355,835
05/01/25	5.375%	575,000	578,594
Level 3 Financing, Inc. (a)
01/15/24	5.375%	53,000	53,530
Telecom Italia SpA (a)
05/30/24	5.303%	442,000	432,055
Verizon Communications, Inc.
11/01/21	3.000%	2,454,000	2,469,394
09/15/23	5.150%	6,924,000	7,660,021
03/15/34	5.050%	4,215,000	4,110,114
09/15/43	6.550%	2,500,000	2,918,640
Windstream Services, LLC
10/15/20	7.750%	96,000	79,440
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	2,116,000	2,068,390
05/15/25	6.375%	59,000	57,230
Total			47,828,510
Total Corporate Bonds & Notes (Cost: $1,646,927,480)			$1,609,861,498

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 21.9%
Federal Home Loan Mortgage Corp.
06/01/17-11/01/26	8.500%	$84,287	$96,210
04/01/21	9.000%	1,493	1,511
08/01/24- 02/01/25	8.000%	80,775	92,760
10/01/28- 07/01/32	7.000%	952,926	1,148,000
10/01/31- 07/01/37	6.000%	2,715,662	3,139,309
04/01/33- 06/01/33	5.500%	1,937,971	2,204,360
Federal Home Loan Mortgage Corp. (b)(g)
CMO IO STRIPS Series 309 Class S4
08/15/43	5.545%	1,732,443	421,982
CMO IO STRIPS Series 337 Class S1
09/15/44	5.625%	4,663,936	1,174,795
CMO IO Series 311 Class S1
08/15/43	5.525%	11,036,772	2,358,920
CMO IO Series 326 Class S2
03/15/44	5.525%	12,975,244	2,902,399
Federal Home Loan Mortgage Corp. (g)
CMO IO Series 329 Class C5
06/15/43	3.500%	24,716,768	4,495,047
CMO IO Series 4120 Class IA
10/15/42	3.500%	12,558,295	2,255,449
CMO IO Series 4176 Class BI
03/15/43	3.500%	4,268,957	778,928
CMO IO Series 4182 Class DI
05/15/39	3.500%	14,878,134	1,714,659
Federal National Mortgage Association
09/01/18	10.000%	9,577	10,266
04/01/23	8.500%	12,907	13,613
06/01/24	9.000%	19,475	21,260
02/01/25-08/01/27	8.000%	124,573	144,924
03/01/26-07/01/38	7.000%	2,716,622	3,263,263
04/01/27-06/01/32	7.500%	249,437	285,535
05/01/29-08/01/38	6.000%	16,971,666	19,366,168
08/01/29-12/01/43	3.000%	50,128,311	51,668,338
01/01/31	2.500%	10,624,981	10,880,946
03/01/33-01/01/40	5.500%	11,663,113	13,139,238
08/01/40-05/01/41	5.000%	17,520,972	19,396,004
10/01/40-07/01/41	4.500%	11,558,839	12,598,768
05/01/43-08/01/45	3.500%	81,784,844	85,856,727
06/01/45-09/01/45	4.000%	42,056,722	44,982,259
CMO Series 1988-4 Class Z
03/25/18	9.250%	6,735	7,026
CMO Series 2013-121 Class KD

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/25/41	3.500%	$6,385,795	$6,693,545
Federal National Mortgage Association (b)
06/01/32	1.915%	3,846	3,856
07/01/37	5.964%	119,133	119,763
Federal National Mortgage Association (b)(g)
CMO IO Series 2013-101 Class CS
10/25/43	5.474%	7,179,389	1,937,402
Series 416 Class S1
11/25/42	5.674%	4,730,580	1,119,274
Federal National Mortgage Association (f)
02/17/31	2.500%	27,000,000	27,605,912
02/17/31	3.000%	59,700,000	62,213,692
02/11/46	3.500%	95,675,000	100,199,011
02/11/46	4.000%	61,650,000	65,863,667
02/11/46	4.500%	33,375,000	36,279,666
Federal National Mortgage Association (g)
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	7,559,161	934,554
CMO IO Series 2012-148 Class BI
01/25/43	3.500%	17,675,294	3,293,687
Federal National Mortgage Association (h)
CMO PO STRIPS Series 43 Class 1
09/25/18	0.000%	1,081	1,066
Government National Mortgage Association
06/15/16- 10/15/16	9.000%	295	297
05/15/17	8.000%	501	505
12/15/23- 07/20/28	7.500%	240,860	278,053
02/15/25	8.500%	24,782	29,323
01/15/30	7.000%	256,260	310,793
09/20/42	3.500%	6,239,349	6,600,201
Government National Mortgage Association (b)
07/20/25	1.875%	24,215	24,941
Government National Mortgage Association (f)
02/22/46	3.000%	14,500,000	14,955,387
02/22/46	3.500%	76,250,000	80,419,922
02/22/46	4.000%	10,250,000	10,948,481
Government National Mortgage Association (g)
CMO IO Series 2014-184 Class CI
11/16/41	3.500%	9,120,377	1,477,829
CMO IO Series 2015-53 Class EI
04/16/45	3.500%	2,351,809	389,896
Government National Mortgage Association (i)
05/15/42	3.000%	8,234,594	8,525,012
Total Residential Mortgage-Backed Securities - Agency (Cost: $704,164,827)			$714,644,399

Residential Mortgage-Backed Securities - Non-Agency 4.4%
ASG Resecuritization Trust (a)(b)
CMO Series 2009-2 Class G70
05/24/36	4.447%	4,335,000	4,347,278
CMO Series 2009-2 Class G75
05/24/36	4.447%	4,335,000	4,373,053

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
American Mortgage Trust Series 2093-3 Class 3A (b)(c)(e)
07/27/23	8.188%	$2,887	$1,751
Angel Oak Mortgage Trust LLC Series 2015-1 (a)
11/25/45	5.500%	1,500,000	1,493,597
BCAP LLC Trust (a)
09/26/36	3.500%	5,732,314	5,759,336
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	4,343,124	4,367,340
BCAP LLC Trust (a)(b)
08/26/36	0.542%	2,842,233	2,795,783
CMO Series 2012-RR10 Class 9A1
10/26/35	2.788%	1,171,016	1,177,200
CMO Series 2014-RR3 Class 3A1
07/26/36	0.471%	690,732	660,561
Series 2010-RR11 Class 8A1
05/27/37	6.411%	3,253,302	3,292,296
BCAP LLC Series 2013-RR2 Class 7A1 (a)
07/26/36	3.000%	3,107,915	3,098,591
Banc of America Funding Trust CMO Series 2012-R5 Class A (a)(b)
10/03/39	0.685%	1,955,648	1,945,776
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (a)(b)
11/28/29	3.844%	462,087	460,679
COLT LLC (a)(b)
CMO Series 15-1 Class A2
12/26/45	4.177%	1,466,186	1,453,019
Series 2015-A Class A2
07/27/20	4.177%	1,500,000	1,469,855
CSMC Trust CMO Series 2015-RPL1 Class A2 (a)(b)
02/25/57	4.417%	1,600,000	1,571,882
Citigroup Mortgage Loan Trust, Inc. (a)
CMO Series 15-PS1 Class A1
09/25/42	3.750%	2,487,328	2,537,307
CMO Series 2012-A Class A
06/25/51	2.500%	3,972,315	3,909,704
Citigroup Mortgage Loan Trust, Inc. (a)(b)
CMO Series 2012-7 Class 12A1
03/25/36	2.781%	1,809,021	1,800,439
CMO Series 2012-9 Class 1A1
02/20/36	2.705%	3,834,956	3,775,379
CMO Series 2013-2 Class 1A1
11/25/37	2.811%	3,689,393	3,686,174
CMO Series 2014-11 Class 3A3
09/25/36	0.582%	601,000	546,376
CMO Series 2014-12 Class 3A1
10/25/35	2.622%	7,963,566	8,070,514
CMO Series 2014-2 Class 3A3
08/25/37	0.562%	1,000,000	932,667
CMO Series 2014-C Class A
02/25/54	3.250%	1,294,741	1,241,687

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Series 2013-11 Class 3A3
09/25/34	2.619%	$877,826	$836,850
Citigroup Mortgage Loan Trust, Inc. (b)
CMO Series 2015-A Class A4
06/25/58	4.250%	4,369,980	4,536,633
CMO Series 2015-A Class B3
06/25/58	4.500%	985,094	940,650
Citigroup Mortgage Loan Trust, Inc. (g)
CMO IO Series 2015-A Class A1IO
06/25/58	1.000%	21,013,558	785,052
Credit Suisse Mortgage Capital Certificates (a)
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	1,000,000	980,089
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2009-14R Class 4A9
10/26/35	2.788%	7,740,000	7,836,689
CMO Series 2011-12R Class 3A1
07/27/36	2.468%	3,393,412	3,349,535
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	934,871	936,152
CMO Series 2011-17R Class 3A1
10/27/35	2.427%	1,096,014	1,091,255
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	9,103,636	8,931,953
CMO Series 2014-RPL4 Class A2
08/25/62	4.522%	3,500,000	3,393,139
Series 2012-11 Class 3A2
06/29/47	1.424%	1,058,140	943,067
Credit Suisse Securities (USA) LLC CMO Series 2014-RPL1 Class A1 (a)(b)
02/25/54	3.250%	7,985,346	7,826,684
Freddie Mac Structured Agency Credit Risk Debt Notes (b)
05/25/28	5.227%	1,500,000	1,401,855
CMO Series 2015-DNA2 Class M3
12/25/27	4.322%	1,000,000	931,957
JPMorgan Resecuritization Trust (a)
CMO Series 2014-5 Class 6A
09/27/36	4.000%	2,761,014	2,768,359
JPMorgan Resecuritization Trust (a)(b)
CMO Series 2014-1 Class 1016
03/26/36	2.818%	4,210,000	4,185,304
NRPL Trust Series 2014-1A Class A1 (a)(b)
04/25/54	3.250%	1,746,394	1,745,521
NZES Series 2015-PLS1 Class A (a)(b)
04/25/17	5.250%	1,681,249	1,669,073
Nomura Asset Acceptance Corp. Alternative Loan Trust (b)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	372,700	379,199
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	2,361,369	2,402,404
Nomura Resecuritization Trust (a)(b)
CMO Series 2012-3R Class 1A1
01/26/37	0.594%	3,491,774	3,360,580
CMO Series 2014-6R Class 3A1
01/26/36	0.682%	5,765,300	5,396,800

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Pretium Mortgage Credit Partners I (a)(b)
Series 2015-NPL1 Class A1
05/28/30	3.625%	$2,899,828	$2,866,293
Series 2015-NPL1 Class A2
05/28/30	4.250%	1,000,000	948,690
Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1 (a)(b)
07/27/30	3.750%	924,147	916,980
Sequoia Mortgage Trust CMO Series 2004-6 Class B2 (b)
07/20/34	1.746%	932,187	320,763
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (b)
12/25/34	5.240%	41,069	41,892
Towd Point Mortgage Trust CMO Series 2015-4 Class A1 (a)
04/25/55	3.500%	4,413,085	4,457,215
VML LLC CMO Series 2014-NPL1 Class A1 (a)
04/27/54	3.875%	2,211,610	2,201,297
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $144,478,177)			$143,150,174

Commercial Mortgage-Backed Securities - Non-Agency 4.3%
1211 Avenue of the Americas Trust Series 2015-1211 Class E (a)(b)
08/10/35	4.280%	1,000,000	869,794
American Homes 4 Rent Trust (a)
Series 2014-SFR3 Class A
12/17/36	3.678%	1,569,758	1,599,831
Series 2015-SFR2 Class A
10/17/45	3.732%	4,555,837	4,646,985
American Homes 4 Rent (a)
Series 2015-SFR1 Class F
04/17/52	5.885%	1,000,000	913,704
American Homes 4 Rent (a)(b)
Series 2014-SFR1 Class E
06/17/31	2.926%	3,100,000	2,915,383
Series 2014-SFR1 Class F
06/17/31	3.676%	1,300,000	1,212,867
B2R Mortgage Trust Series 2015-2 Class E (a)(b)
11/15/48	5.492%	500,000	450,905
BHMS Mortgage Trust Series 2014-ATLS Class DFX (a)(b)
07/05/33	4.847%	1,000,000	971,159

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2015-200P Class A (a)
04/14/33	3.218%	$6,600,000	$6,590,418
Banc of America Merrill Lynch Re-Remic Trust Series 2015-FR11 Class A705 (a)(b)
09/27/44	1.887%	1,000,000	935,824
CSAIL Commercial Mortgage Trust Series 2015-C2 Class A3
06/15/57	3.231%	1,695,000	1,699,874
Capmark Mortgage Securities, Inc. CMO IO Series 1997-C1 Class X (b)(g)
07/15/29	1.715%	2,191,755	78,269
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class A3
04/10/48	2.935%	2,215,000	2,167,821
Commercial Mortgage Trust Series 2015-LC19 Class A4
02/10/48	3.183%	2,455,000	2,463,523
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (b)
06/15/39	5.889%	2,127,610	2,168,105
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (a)
09/18/39	5.467%	4,025,562	4,041,150
DBUBS Mortgage Trust Series 2011-LC2A Class A4 (a)
07/10/44	4.537%	10,865,000	11,875,222
General Electric Capital Assurance Co. Series 2003-1 Class A5 (a)
05/12/35	5.743%	2,733,795	2,976,001
Invitation Homes Trust (a)(b)
Series 2015-SFR3 Class A
08/17/32	1.726%	10,346,886	10,114,055
Series 2015-SFR3 Class F
08/17/32	5.176%	2,000,000	1,924,643
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/48	3.231%	765,000	774,995
Series 2015-C27 Class A4
02/15/48	3.179%	3,593,000	3,582,317
Series 2015-C28 Class A3
10/15/48	2.912%	9,955,000	9,764,770
Series 2015-C28 Class A4
10/15/48	3.227%	6,510,000	6,500,258
JPMorgan Commercial Mortgage-Backed Securities Trust Series 2009-RR1 Class A4B1 (a)
03/18/51	1.000%	2,500,000	2,361,675
LB Commercial Mortgage Trust Series 2007-C3 Class AM (b)
07/15/44	6.096%	4,640,000	4,862,001
LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
02/15/40	5.430%	$4,543,549	$4,644,060
LB-UBS Commercial Mortgage Trust (b)
Series 2006-C4 Class AM
06/15/38	6.047%	2,585,000	2,620,728
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO (b)(g)
12/15/30	1.076%	2,136,937	26,777
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20 Class A3
02/15/48	2.988%	2,560,000	2,524,757
Series 2015-C21 Class A3
03/15/48	3.077%	2,745,000	2,749,337
Morgan Stanley Re-Remic Trust (a)(b)
Series 2009-GG10 Class A4B
08/12/45	5.988%	4,285,000	4,432,511
Series 2010-GG10 Class A4B
08/15/45	5.988%	2,665,000	2,767,234
ORES NPL LLC (a)
Series 2013-LV2 Class A
09/25/25	3.081%	371,549	369,691
Series 2014-LV3 Class A
03/27/24	3.000%	2,412,095	2,412,095
Rialto Real Estate Fund LLC (a)
Series 2014-LT6 Class A
09/15/24	2.750%	711,462	709,595
Subordinated, Series 2015-LT7 Class B
12/25/32	5.071%	2,000,000	1,997,123
Rialto Real Estate Fund LP (a)
Series 2014-LT5 Class A
05/15/24	2.850%	712,244	710,647
Series 2014-LT6 Class B
09/15/24	5.486%	1,000,000	999,834
VFC LLC (a)
Series 2014-2 Class A
07/20/30	2.750%	125,162	125,153
Subordinated, Series 2015-3 Class B
12/20/31	4.750%	500,000	499,496
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5
11/15/47	3.607%	3,180,000	3,297,568
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 Class A4
02/15/48	3.166%	5,425,000	5,410,322
Series 2015-C27 Class A4
02/15/48	3.190%	4,975,000	4,985,099
Series 2015-LC20 Class A4
04/15/50	2.925%	4,460,000	4,376,003
Series 2015-LC20 Class A5
04/15/50	3.184%	5,170,000	5,158,437

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $143,654,873)			$139,278,016

Asset-Backed Securities - Agency 1.1%
United States Small Business Administration

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
Series 2012-20C Class 1
03/01/32	2.510%	$1,017,026	$1,036,737
Series 2012-20G Class 1
07/01/32	2.380%	1,536,771	1,552,468
Series 2012-20L Class 1
12/01/32	1.930%	1,650,445	1,629,740
Series 2013-20A Class 1
01/01/33	2.130%	3,945,685	3,914,765
Series 2013-20C Class 1
03/01/33	2.220%	8,899,272	8,910,521
Series 2013-20G Class 1
07/01/33	3.150%	2,493,639	2,599,991
Series 2013-20L Class 1
12/01/33	3.380%	1,535,417	1,621,143
Series 2014-20C Class 1
03/01/34	3.210%	2,046,839	2,149,615
Series 2014-20D Class 1
04/01/34	3.110%	6,617,709	6,930,082
Series 2014-20F Class 1
06/01/34	2.990%	4,017,861	4,166,229
Series 2015-20C Class 1
03/01/35	2.720%	1,550,334	1,579,154
Total Asset-Backed Securities - Agency (Cost: $35,158,483)			$36,090,445

Asset-Backed Securities - Non-Agency 15.5%
A Voce CLO Ltd. (a)(b)
Series 2014-1A Class A1B
07/15/26	2.082%	4,690,000	4,575,522
Series 2014-1A Class A2A
07/15/26	2.622%	3,375,000	3,170,671
ARI Fleet Lease Trust Series 2014-A Class A2 (a)
11/15/22	0.810%	925,045	923,774
Ally Auto Receivables Trust Series 2015-SN1 Class A2B (b)
06/20/17	0.806%	4,901,472	4,898,986
Apidos CDO V (a)(b)
Series 2007-5A Class A1
04/15/21	0.862%	2,574,164	2,534,869
Series 2007-5A Class A1S
04/15/21	0.852%	1,628,943	1,610,619
Apidos CLO XXII Series 2015-22A Class D (a)(b)
10/20/27	6.336%	1,000,000	761,333
Ares CLO Ltd. Series 2014-32A Class C (a)(b)
11/15/25	4.562%	1,500,000	1,336,924
Ares XXX CLO Ltd. Series 2014-30A Class A2 (a)(b)
04/20/23	1.474%	3,482,110	3,439,102
Ares XXXVII CLO Ltd. Series 2015-4A Class D1 (a)(b)
10/15/26	7.126%	1,000,000	832,122

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Ares XXXVIII CLO Ltd. (a)(b)
01/20/27	6.714%	$1,500,000	$1,209,549
Ascentium Equipment Receivables LLC Series 2015-2A Class A2 (a)
12/11/17	1.570%	2,895,000	2,881,877
Ascentium Equipment Receivables Series 2015-1A Class A2 (a)
07/10/17	1.150%	1,734,234	1,731,123
Avery Point VII CLO Ltd. (a)(b)
01/15/28	7.186%	1,400,000	1,166,406
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A (a)
12/20/21	2.630%	6,385,000	6,455,557
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	1,556,479	1,555,983
Barclays Dryrock Issuance Trust Series 2014-1 Class A (b)
12/16/19	0.786%	5,140,000	5,132,161
Betony CLO Ltd. Series 2015-1A Class E (a)(b)
04/15/27	5.972%	2,000,000	1,358,382
CNH Wholesale Master Note Trust Series 2013-2A Class A (a)(b)
08/15/19	1.026%	4,160,000	4,155,555
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	5,640,000	5,693,669
Cabela’s Credit Card Master Note Trust (a)(b)
Series 2012-1A Class A2
02/18/20	0.956%	2,010,000	2,011,553
Cabela’s Master Credit Card Trust Series 2014-1 Class A (b)
03/16/20	0.776%	1,820,000	1,816,775
Capital One Multi-Asset Execution Trust
Series 2014-A2 Class A2
01/15/20	1.260%	2,950,000	2,959,106
Series 2015-A2 Class A2
03/15/23	2.080%	5,990,000	6,044,371
CarMax Auto Owner Trust Series 2015-3 Class A3
05/15/20	1.630%	7,640,000	7,653,920
Carlyle Global Market Strategies CLO (a)
Series 2015-5A Class C
01/20/28	4.542%	1,500,000	1,366,680
Carlyle Global Market Strategies CLO (a)(b)
Series 2014-3A Class A1B
07/27/26	1.956%	9,050,000	9,059,955
Series 2015-4A Class D
10/20/27	6.444%	1,300,000	1,092,861
Chase Issuance Trust
Series 2012-A4 Class A4
08/16/21	1.580%	4,475,000	4,483,197
Series 2015-A4 Class A4
04/15/22	1.840%	2,180,000	2,191,575

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.672%	$857,284	$863,913
Series 2012-2A Class A
05/07/24	0.872%	707,781	707,522
Series 2013-1A Class A
01/07/25	0.872%	1,271,318	1,270,813
Series 2014-1A Class A
03/07/26	0.842%	13,378,264	13,362,373
Citibank Credit Card Issuance Trust
Series 2013-A6 Class A6
09/07/18	1.320%	2,440,000	2,446,105
Series 2014-A5 Class A5
06/07/23	2.680%	4,075,000	4,206,571
Series 2014-A6 Class A6
07/15/21	2.150%	2,870,000	2,926,413
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1 (b)
08/25/35	5.331%	223,193	666
Cole Park CLO Ltd. Series 2015 Class E (a)(b)
10/20/28	6.552%	1,000,000	779,173
Conseco Financial Corp. Series 1997-6 Class A10
01/15/29	6.870%	113,655	115,890
Contimortgage Home Equity Loan Trust Series 1996-4 Class A9 (NPFGC)
01/15/28	6.880%	22,273	21,818
Countrywide Home Equity Loan Trust
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,706,771	1,687,154
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	1,730,284	1,719,758
DT Auto Owner Trust Subordinated, Series 2014-1A Class D (a)
01/15/21	3.980%	4,350,000	4,356,530
Dell Equipment Finance Trust Series 2015-2 Class A2B (a)(b)
12/22/17	1.325%	1,535,000	1,535,133
Discover Card Execution Note Trust
Series 2012-A6 Class A6
01/18/22	1.670%	2,880,000	2,882,072
Series 2015-A2 Class A
10/17/22	1.900%	9,135,000	9,174,044
Dryden Senior Loan Fund Series 2014-33A Class B (a)(b)
07/15/26	2.622%	3,050,000	2,945,684
Dryden XXIV Senior Loan Fund Series 2012-24RA Class AR (a)(b)
11/15/23	1.652%	5,405,000	5,374,856
Enterprise Fleet Financing LLC (a)
Series 2013-2 Class A2
03/20/19	1.060%	2,343,090	2,342,621
Series 2015-1 Class A2
09/20/20	1.300%	6,556,555	6,537,882
Series 2015-2 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
02/22/21	1.590%	$4,830,000	$4,842,639
Ford Credit Auto Owner Trust
Series 2013-B Class A3
10/15/17	0.570%	213,671	213,603
Ford Credit Auto Owner Trust (a)
Series 2014-2 Class A
04/15/26	2.310%	11,055,000	11,203,790
Series 2015-1 Class A
07/15/26	2.120%	19,335,000	19,430,078
Series 2015-2 Class A
01/15/27	2.440%	5,695,000	5,781,406
Ford Credit Floorplan Master Owner Trust Series 2013-2 Class A (a)
03/15/22	2.090%	8,300,000	8,434,112
GCAT LLC Series 2014-2 Class A1 (a)(b)
10/25/19	3.721%	1,739,385	1,730,987
GE Dealer Floorplan Master Note Trust (b)
Series 2012-2 Class A
04/22/19	1.176%	4,480,000	4,485,113
Series 2014-1 Class A
07/20/19	0.806%	7,625,000	7,589,661
Series 2015-1 Class A
01/20/20	0.926%	7,845,000	7,791,046
GFT Mortgage Loan Trust Series 2015-GFT1 Class A (a)(b)
01/25/55	3.721%	3,219,575	3,180,618
GM Financial Automobile Leasing Trust
Series 2015-1 Class A2
12/20/17	1.100%	12,449,674	12,441,493
Series 2015-2 Class A3
12/20/18	1.680%	11,425,000	11,422,810
Series 2015-3 Class A3
03/20/19	1.690%	3,675,000	3,674,111
GM Financial Automobile Leasing Trust (b)
Series 2015-2 Class A2B
04/20/18	0.846%	2,674,618	2,672,458
Golden Credit Card Trust Series 2015-3A Class A (a)(b)
07/15/19	0.846%	5,555,000	5,539,095
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A (a)(b)
04/19/26	2.070%	4,880,000	4,823,704
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2 (a)
06/20/17	1.120%	2,688,977	2,685,462
Green Tree Agency Advance Funding Trust I Series 2015-T1 Class AT1 (a)
10/15/46	2.302%	6,085,000	6,075,081
Harley-Davidson Motorcycle Trust (b)
Series 2014-1 Class A2B
04/15/18	0.596%	38,030	38,011
Series 2015-1 Class A2B
01/15/19	0.726%	1,977,577	1,975,826
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
12/10/27	0.974%	$6,183,353	$6,188,419
Series 2014-1 Class A
04/10/28	0.824%	2,961,100	2,962,448
Series 2015-1 Class A
07/10/29	0.994%	7,925,000	7,940,470
Hertz Vehicle Financing II LP Series 2015-3A Class A (a)
09/25/21	2.670%	2,870,000	2,887,535
Honda Auto Receivables Owner Trust Series 2013-4 Class A3
09/18/17	0.690%	344,706	344,444
Huntington Auto Trust Series 2015-1 Class A2
10/16/17	0.760%	3,669,305	3,666,650
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A (a)
12/15/17	0.950%	7,016,000	7,008,726
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (a)(b)
05/15/18	0.776%	10,155,000	10,155,637
MMAF Equipment Finance LLC Series 2014-AA Class A2 (a)
04/10/17	0.520%	4,323,732	4,321,247
Mercedes-Benz Master Owner Trust Series 2015-AA Class A (a)(b)
04/15/19	0.746%	9,420,000	9,405,150
Mountain View Funding CLO Series 2007-3A Class A1 (a)(b)
04/16/21	0.835%	7,663,194	7,609,284
NRZ Advance Receivables Trust (a)
Series 2015-T1 Class AT1
08/15/46	2.315%	7,585,000	7,582,630
Series 2015-T3 Class AT3
11/15/46	2.540%	6,120,000	6,139,192
New York City Tax Lien Trust (a)
Series 2014-A Class A
11/10/27	1.030%	391,070	390,562
Series 2015-A Class A
11/10/28	1.340%	2,022,379	2,018,587
Nissan Auto Receivables Owner Trust Series 2015-A Class A1 (b)
01/15/20	0.826%	5,895,000	5,887,595
OZLM VII Ltd. Series 2014-7A Class A2A (a)(b)
07/17/26	2.670%	3,995,000	3,810,667
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (a)(b)
01/25/55	3.475%	744,731	742,632
Oak Hill Credit Partners X Ltd. Series 2014-10A Class A (a)(b)
07/20/26	2.094%	5,570,000	5,499,233
Octagon Investment Partners XIX Ltd. Series 2014-A Class 1A (a)(b)
04/15/26	2.142%	6,360,000	6,260,116

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (a)(b)
11/14/26	1.682%	$9,200,000	$9,183,403
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1 (a)(b)
11/25/25	5.871%	1,000,000	714,045
Ocwen Master Advance Receivables Trust Series 2015-1 Class AT1 (a)
09/17/46	2.537%	4,555,000	4,554,320
OneMain Financial Issuance Trust (a)
Series 2015-1A Class A
03/18/26	3.190%	5,085,000	5,083,845
Series 2015-2A Class A
07/18/25	2.570%	7,465,000	7,372,647
Renaissance Home Equity Loan Trust Series 2005-3 Class M2 (b)
11/25/35	5.355%	4,750,000	463,953
SLM Student Loan Trust Series 2014-2 Class A1 (b)
07/25/19	0.677%	965,892	964,684
SMART ABS Series Trust Series 2015-3US Class A2B (b)
04/16/18	1.175%	3,960,000	3,960,009
SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2 (a)
01/15/47	2.620%	3,825,000	3,826,315
Selene Non-Performing Loans LLC Series 2014-1A Class A (a)(b)
05/25/54	2.981%	1,114,043	1,103,080
SoFi Professional Loan Program LLC Series 2015-D Class RC (a)(j)
10/26/37	0.000%	1	666,667
Symphony CLO V Ltd. Series 2007-5A Class A1 (a)(b)
01/15/24	1.372%	11,540,321	11,216,188
Synchrony Credit Card Master Note Trust Series 2011-2 Class A (b)
05/15/19	0.906%	10,120,000	10,122,603
TAL Advantage V LLC Series 2014-2A Class A1 (a)
05/20/39	1.700%	2,151,864	2,136,103
Treman Park CLO Ltd. Series 2015-1A Class A (a)(b)
04/20/27	2.124%	4,600,000	4,528,797
Venture XI CLO Ltd. Series 2012-11A Class AR (a)(b)
11/14/22	1.662%	9,475,000	9,413,375
Volkswagen Auto Lease Trust Series 2015-A Class A2B (b)
06/20/17	0.746%	2,419,189	2,412,942
Volkswagen Auto Loan Enhanced Trust
Series 2013-1 Class A3
08/21/17	0.560%	411,149	410,698

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2013-2 Class A3
04/20/18	0.700%	$5,336,388	$5,312,449
Wheels SPV 2 LLC Series 2015-1A Class A2 (a)
04/22/24	1.270%	3,040,000	3,047,724
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	11,475,000	11,608,568
Series 2015-B Class A
06/17/24	2.550%	10,735,000	10,958,059
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/18	1.540%	4,890,000	4,892,104
World Omni Automobile Lease Securitization Trust (b)
Series 2015-A Class A2B
05/15/18	0.806%	3,705,000	3,702,696
Total Asset-Backed Securities - Non-Agency (Cost: $509,451,917)			$503,868,770

U.S. Treasury Obligations 9.5%
U.S. Treasury
04/15/16	0.250%	113,394,000	113,353,065
12/15/18	1.250%	13,013,900	13,119,638
01/15/19	1.125%	325,000	326,422
12/31/20	1.750%	18,972,400	19,345,919
12/31/22	2.125%	7,468,000	7,694,669
11/15/25	2.250%	42,710,000	43,929,584
U.S. Treasury (i)
08/15/45	2.875%	78,846,100	80,583,158
U.S. Treasury (j)
STRIPS
05/15/43	0.000%	68,949,000	31,562,715
Total U.S. Treasury Obligations (Cost: $301,286,559)			$309,915,170

U.S. Government & Agency Obligations 1.1%
Residual Funding Corp. (j)
STRIPS
10/15/19	0.000%	9,825,000	9,301,121
01/15/21	0.000%	12,780,000	11,689,495
01/15/30	0.000%	19,096,000	12,692,825
04/15/30	0.000%	2,705,000	1,783,499
Total U.S. Government & Agency Obligations (Cost: $34,602,280)			$35,466,940

Foreign Government Obligations(k) 1.4%
Chile 0.1%
Chile Government International Bond
10/30/22	2.250%	2,900,000	2,827,500

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (k) (continued)
Colombia —%
Colombia Government International Bond
01/18/41	6.125%	$1,697,000	$1,572,216

France 0.6%
Electricite de France SA (a)
10/13/55	5.250%	19,028,000	18,962,087

Mexico 0.2%
Mexico Government International Bond
03/15/22	3.625%	4,114,000	4,134,570
03/08/44	4.750%	2,105,000	1,905,025
Total			6,039,595

Panama 0.1%
Panama Government International Bond
01/26/36	6.700%	1,635,000	1,953,825

Peru 0.1%
Peruvian Government International Bond
03/14/37	6.550%	1,725,000	1,988,063

Philippines —%
Philippine Government International Bond
10/23/34	6.375%	525,000	716,780

Qatar 0.1%
Nakilat, Inc. (a)
12/31/33	6.067%	2,293,000	2,407,650

United Kingdom 0.2%
Lloyds Banking Group PLC Junior Subordinated (b)
12/31/49	7.500%	7,086,000	7,334,010
Total Foreign Government Obligations (Cost: $43,800,831)			$43,801,726

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.5%
California 0.4%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	11,150,000	13,774,598

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Illinois 0.2%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	$1,520,000	$1,762,425
City of Chicago
Unlimited General Obligation Bonds
Taxable Project
Series 2011-C1
01/01/35	7.781%	1,090,000	1,168,295
Unlimited General Obligation Refunding Bonds
Taxable
Series 2014B
01/01/44	6.314%	2,530,000	2,342,426
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/33	7.375%	835,000	862,822
Total			6,135,968
Kentucky 0.5%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	14,409,361	14,653,600

Ohio 0.3%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	8,565,000	9,394,520

Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp. (l)
Revenue Bonds
1st Senior Series 2009C
08/01/57	5.750%	1,010,000	647,723
1st Subordinated Series 2009A-1
08/01/43	5.250%	4,335,000	1,647,343
1st Subordinated Series 2009B
08/01/44	6.500%	1,020,000	400,350
1st Subordinated Series 2010C
08/01/41	5.250%	5,075,000	1,928,551
Total			4,623,967
Total Municipal Bonds (Cost: $47,614,664)			$48,582,653

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 1.2%
Banking 1.0%
HSBC Holdings PLC
12/31/49	8.000%	$165,495	$4,312,800
M&T Bank Corp. (b)
12/31/49	6.375%	1,660	1,759,600
12/31/49	6.375%	7,243	7,858,582
State Street Corp. (b)
12/31/49	5.900%	72,535	1,951,191
U.S. Bancorp (b)
12/31/49	6.500%	145,837	4,160,730
Wells Fargo & Co.,
12/31/49	7.500%	10,000	11,720,000
Total			31,762,903
Brokerage/Asset Managers/Exchanges 0.1%
Merrill Lynch Capital Trust I (b)
12/15/66	6.450%	85,000	2,172,600
Building Materials 0.1%
Stanley Black & Decker, Inc.
07/25/52	5.750%	183,050	4,704,385
Property & Casualty —%
Allstate Corp. (The) (b)
01/15/53	5.100%	44,460	1,125,283
Total Preferred Debt (Cost: $38,791,876)			$39,765,171
Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (b)(m)
03/20/20	8.500%	$304,000	$288,800
Pharmaceuticals —%
Concordia Healthcare Corp. Term Loan (b)(m)
10/21/21	5.250%	300,000	286,500
Technology 0.1%
Applied Systems, Inc. 2nd Lien Term Loan (b)(m)
01/24/22	7.500%	49,000	45,031

		Weighted
	Borrower	Average Coupon	Principal Amount	Value

Senior Loans (continued)
	Technology (continued)
Microsemi Corp. Tranche B Term Loan (b)(f)(m)
	01/15/23	5.250%	$1,053,000	$1,045,892
	Riverbed Technology, Inc. Term Loan (b)(m)
	04/25/22	6.000%	349,542	345,757
	Total			1,436,680
	Total Senior Loans (Cost: $2,008,262)			$2,011,980

	Issuer		Shares	Value

Common Stocks —%
	FINANCIALS —%
	Insurance —%
WMI Holdings Corp. Escrow (c)(e)(n)(o)			2,725	$—
	WMIH Corp. (n)		54,217	131,205
	Total			131,205
	TOTAL FINANCIALS			131,205
	INDUSTRIALS —%
	Airlines —%
United Continental Holdings, Inc. (n)			1,493	72,082
	TOTAL INDUSTRIALS			72,082
	Total Common Stocks (Cost: $1,511,104)			$203,287

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts —%
Put - OTC 5-Year Interest Rate Swap(p)
	16,500,000	2.15	09/09/16	42,773
Put - OTC 5-Year Interest Rate Swap(p)
	20,000,000	2.00	12/12/16	129,526
Total Options Purchased Puts (Cost: $506,625)				$172,299

			Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.360% (q)(r)			3,355,720	$3,355,720
Total Money Market Funds (Cost: $3,355,720)				$3,355,720

Total Investments
(Cost: $3,657,313,678) (s)	$3,630,168,248(t)
Other Assets & Liabilities, Net	(373,612,342)
Net Assets	$3,256,555,906

At January 31, 2016, securities and cash totaling $5,573,712 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at January 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	1,516	USD	331,435,500	03/2016	741,187	—
US 5YR NOTE (CBT)	3,052	USD	368,290,563	03/2016	4,394,110	—
Total			699,726,063		5,135,297	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(426)	USD	(55,200,281)	03/2016	—	(455,746)
US 10YR ULTRA	(505)	USD	(70,494,844)	03/2016	—	(674,984)
US LONG BOND(CBT)	(156)	USD	(25,120,875)	03/2016	—	(987,262)
US ULTRA BOND(CBT)	(414)	USD	(68,801,625)	03/2016	—	(1,654,907)
Total			(219,617,625)		—	(3,772,899)

Credit Default Swap Contracts Outstanding at January 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Apache Corp.	12/20/2020	1.000	8,000,000	527,096	(852,390)	(8,889)	—	(334,183)
Barclays	Electricite de France SA	12/20/2020	1.000	1,640,000	12,515	8,364	(1,822)	19,057	—
Barclays	Electricite de France SA	12/20/2020	1.000	1,640,000	12,515	4,562	(1,822)	15,255	—
Barclays	Electricite de France SA	12/20/2020	1.000	1,635,000	12,477	3,783	(1,817)	14,443	—
Barclays	International Business Machines Corp.	12/20/2020	1.000	3,190,000	(50,771)	61,525	(3,544)	7,210	—
Barclays	Newmont Mining Corp.	12/20/2020	1.000	3,220,000	170,665	(195,672)	(3,578)	—	(28,585)
Citi	Campbell Soup Co.	09/20/2020	1.000	3,870,000	(114,553)	70,139	(4,300)	—	(48,714)
Citi	D.R. Horton, Inc.	12/20/2020	1.000	8,925,000	330,222	(227,499)	(9,917)	92,806	—
Citi	Energy Transfer Partners, LP	12/20/2020	1.000	3,280,000	508,615	(206,391)	(3,644)	298,580	—
Citi	Home Depot, Inc.	09/20/2020	1.000	38,785,000	(1,412,019)	1,243,261	(43,095)	—	(211,853)
Citi	International Business Machines Corp.	12/20/2020	1.000	3,235,000	(51,487)	83,560	(3,594)	28,479	—
Citi	Kinder Morgan, Inc.	12/20/2020	1.000	3,280,000	440,967	(291,032)	(3,644)	146,291	—
Citi	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	12,842,900	1,489,309	(1,539,585)	(14,270)	—	(64,546)
Citi	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	31,247,300	3,623,550	(4,130,451)	(34,719)	—	(541,620)
Citi	McDonald’s Corp.	12/20/2020	1.000	9,445,000	(333,078)	244,436	(10,494)	—	(99,136)
Citi	Morgan Stanley	12/20/2020	1.000	8,305,000	(9,795)	23,072	(9,228)	4,049	—
Citi	Nordstrom, Inc.	12/20/2020	1.000	3,280,000	40,929	72,200	(3,644)	109,485	—
Citi	Toll Brothers, Inc.	09/20/2020	1.000	2,040,000	80,766	(39,363)	(2,267)	39,136	—
Citi	Viacom, Inc.	12/20/2020	1.000	4,915,000	253,939	(242,860)	(5,461)	5,618	—
Citi	Viacom, Inc.	12/20/2020	1.000	4,915,000	253,939	(203,239)	(5,461)	45,239	—
Citi	Yum! Brands, Inc.	12/20/2020	1.000	3,270,000	169,085	(254,510)	(3,633)	—	(89,058)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Bank of America Corp.	12/20/2020	1.000	6,570,000	(20,183)	15,166	(7,300)	—	(12,317)
Goldman Sachs International	Bank of America Corp.	12/20/2020	1.000	12,760,000	(39,198)	154,236	(14,178)	100,860	—
Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	16,420,000	(172,931)	322,351	(18,244)	131,176	—
Goldman Sachs International	Citigroup, Inc.	12/20/2020	1.000	6,570,000	(7,758)	(15,101)	(7,300)	—	(30,159)
Goldman Sachs International	Citigroup, Inc.	12/20/2020	1.000	16,385,000	(19,346)	143,930	(18,206)	106,378	—
Goldman Sachs International	ConocoPhillips	09/20/2020	1.000	3,295,000	292,276	30,515	(3,661)	319,130	—
Goldman Sachs International	ConocoPhillips	12/20/2020	1.000	13,085,000	1,279,193	183,472	(14,539)	1,448,126	—
Goldman Sachs International	Costco Wholesale Corp.	12/20/2020	1.000	3,280,000	(119,969)	112,075	(3,644)	—	(11,538)
Goldman Sachs International	Eaton Corp. PLC	12/20/2020	1.000	3,220,000	(69,337)	67,740	(3,578)	—	(5,175)
Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	8,205,000	62,612	53,320	(9,117)	106,815	—
Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	3,280,000	25,029	18,231	(3,644)	39,616	—
Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	6,555,000	50,021	34,923	(7,283)	77,661	—
Goldman Sachs International	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	9,633,400	1,117,124	(1,145,814)	(10,704)	—	(39,394)
Goldman Sachs International	McDonald’s Corp.	12/20/2020	1.000	11,440,000	(403,432)	307,090	(12,711)	—	(109,053)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	4,700,000	(5,543)	(10,803)	(5,222)	—	(21,568)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	5,910,000	(6,970)	(19,019)	(6,567)	—	(32,556)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	6,555,000	(7,731)	(36,111)	(7,283)	—	(51,125)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	8,850,000	(10,437)	69,499	(9,834)	49,228	—
Goldman Sachs International	Textron, Inc.	09/20/2020	1.000	14,135,000	(139,975)	58,383	(15,706)	—	(97,298)
Goldman Sachs International	Walt Disney Co. (The)	12/20/2020	1.000	8,055,000	(320,500)	309,528	(8,950)	—	(19,922)
Goldman Sachs International	Xerox Corp.	12/20/2020	1.000	4,915,000	247,169	(150,202)	(5,461)	91,506	—
Goldman Sachs International	Yum! Brands, Inc.	12/20/2020	1.000	4,915,000	254,144	(143,730)	(5,461)	104,953	—
JPMorgan	Bank of America Corp.	12/20/2020	1.000	8,190,000	(25,159)	18,924	(9,100)	—	(15,335)
JPMorgan	Barclays Bank, PLC	12/20/2020	1.000	4,905,000	191,532	(101,558)	(5,450)	84,524	—
JPMorgan	Campbell Soup Co.	12/20/2020	1.000	11,765,000	(354,072)	270,865	(13,072)	—	(96,279)
JPMorgan	Citigroup, Inc.	09/20/2020	1.000	11,765,000	(36,595)	15,459	(13,072)	—	(34,208)
JPMorgan	Citigroup, Inc.	12/20/2020	1.000	8,190,000	(9,670)	(15,082)	(9,100)	—	(33,852)
JPMorgan	ConocoPhillips	09/20/2020	1.000	4,880,000	432,870	84,224	(5,422)	511,672	—
JPMorgan	D.R. Horton, Inc.	12/20/2020	1.000	16,835,000	622,890	(394,461)	(18,706)	209,723	—
JPMorgan	Energy Transfer Partners, LP	09/20/2020	1.000	4,880,000	697,248	(174,243)	(5,422)	517,583	—
JPMorgan	General Mills, Inc.	12/20/2020	1.000	3,235,000	(113,299)	107,012	(3,594)	—	(9,881)
JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	8,205,000	(9,675)	(18,878)	(9,117)	—	(37,670)
JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	6,550,000	(7,724)	(21,079)	(7,278)	—	(36,081)
JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	19,050,000	(22,465)	8,800	(21,167)	—	(34,832)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	International Business Machines Corp.	12/20/2020	1.000	3,275,000	(52,123)	63,075	(3,639)	7,313	—
JPMorgan	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	9,633,400	1,117,124	(1,141,303)	(10,704)	—	(34,883)
JPMorgan	McDonald’s Corp.	12/20/2020	1.000	6,555,000	(231,162)	177,087	(7,284)	—	(61,359)
JPMorgan	McDonald’s Corp.	12/20/2020	1.000	3,275,000	(115,493)	86,120	(3,638)	—	(33,011)
JPMorgan	Nordstrom, Inc.	12/20/2020	1.000	11,220,000	140,008	(351,998)	(12,467)	—	(224,457)
JPMorgan	Toll Brothers, Inc.	09/20/2020	1.000	16,735,000	662,554	(358,389)	(18,595)	285,570	—
JPMorgan	Weatherford International PLC	12/20/2020	1.000	4,915,000	1,678,874	(957,623)	(5,461)	715,790	—
JPMorgan	Yum! Brands, Inc.	12/20/2020	1.000	1,635,000	84,542	(116,241)	(1,817)	—	(33,516)
JPMorgan	Yum! Brands, Inc.	12/20/2020	1.000	980,000	50,674	(71,637)	(1,089)	—	(22,052)
Morgan Stanley	Apache Corp.	12/20/2020	1.000	6,445,000	424,642	(332,380)	(7,161)	85,101	—
Morgan Stanley	Apache Corp.	12/20/2020	1.000	6,435,000	423,983	(457,086)	(7,150)	—	(40,253)
Morgan Stanley	Electricite de France SA	12/20/2020	1.000	6,555,000	50,020	39,375	(7,283)	82,112	—
Morgan Stanley	Goldman Sachs Group, Inc.	09/20/2020	1.000	22,440,000	(59,212)	98,059	(24,933)	13,914	—
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	3,935,000	(4,640)	(19,880)	(4,372)	—	(28,892)
Morgan Stanley	Nucor Corp.	09/20/2020	1.000	10,160,000	495,169	106,682	(11,289)	590,562	—
Morgan Stanley	Textron, Inc.	09/20/2020	1.000	4,835,000	(47,880)	38,339	(5,372)	—	(14,913)
Morgan Stanley	Time Warner, Inc.	09/20/2020	1.000	3,280,000	(56,951)	43,497	(3,644)	—	(17,098)
Morgan Stanley	Time Warner, Inc.	12/20/2020	1.000	1,640,000	(26,880)	13,759	(1,822)	—	(14,943)
Morgan Stanley	Viacom, Inc.	09/20/2020	1.000	3,280,000	144,104	(150,502)	(3,644)	—	(10,042)
Morgan Stanley*	Markit CDX North America High Yield Index, Series 25	12/20/2020	5.000	247,232,053	(443,337)	—	(1,373,511)	—	(1,816,848)
Total				822,604,053	13,539,041	(9,519,474)	(2,012,811)	6,504,961	(4,498,205)

*Centrally cleared swap contract

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Barrick Gold Corp.	12/20/2020	1.000	3.115%	(3,235,000)	(306,461)	347,772	3,594	44,905	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.662%	(6,400,000)	(583,063)	536,962	2,667	—	(43,434)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.662%	(3,100,000)	(282,421)	276,554	1,292	—	(4,575)
Goldman Sachs International	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.146%	(3,200,000)	(419,500)	403,918	1,333	—	(14,249)
Goldman Sachs International	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.146%	(3,200,000)	(419,500)	407,603	1,333	—	(10,564)
JPMorgan	FedEx Corp.	12/20/2020	1.000	0.585%	(3,215,000)	63,957	(78,546)	3,572	—	(11,017)
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	4.600%	(6,445,000)	(980,855)	570,270	7,161	—	(403,424)

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	4.600%	(6,435,000)	(979,333)	681,788	7,150	—	(290,395)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.662%	(4,000,000)	(364,414)	249,006	1,667	—	(113,741)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.662%	(3,750,000)	(341,638)	306,494	1,562	—	(33,582)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.662%	(2,300,000)	(209,538)	180,529	958	—	(28,051)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.662%	(6,000,000)	(546,621)	502,152	2,500	—	(41,969)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.146%	(4,100,000)	(537,484)	486,251	1,708	—	(49,525)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.146%	(3,000,000)	(393,281)	363,781	1,250	—	(28,250)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.146%	(8,500,000)	(1,114,297)	1,041,446	3,542	—	(69,309)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.146%	(1,750,000)	(229,414)	227,480	—	—	(1,934)
Morgan Stanley	Mondelez International, Inc.	12/20/2020	1.000	0.416%	(3,235,000)	91,186	(100,730)	3,594	—	(5,950)
Total					(71,865,000)	(7,552,677)	6,402,730	44,883	44,905	(1,149,969)

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at January 31, 2016

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.923	09/14/2022	USD	11,000,000	(114)	—	(361,809)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.593	09/14/2020	USD	11,350,000	(100)	—	(239,001)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.569	09/16/2020	USD	11,000,000	(97)	—	(217,508)
Total								—	(818,318)

*Centrally cleared swap contract

Notes to Portfolio of Investments
(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2016, the value of these securities amounted to $893,338,891 or 27.43% of net assets.

(b)	Variable rate security.
(c)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at January 31, 2016 was $42,819, which represents less than 0.01% of net assets. Information concerning such security holdings at January 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	04-27-1995	2,752
WMI Holdings Corp. Escrow	03-28-2008	—
Washington Mutual Bank
Subordinated
01/15/15 0.000%	09-25-2007 - 05-14-2008	24,052,072

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2016, the value of these securities amounted to $325,240, which represents 0.01% of net assets.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2016, the value of these securities amounted to $42,819, which represents less than 0.01% of net assets.

(f)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(g)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Zero coupon bond.
(k)	Principal and interest may not be guaranteed by the government.
(l)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2016, the value of these securities amounted to $4,623,967 or 0.14% of net assets.

(m)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(n)	Non-income producing investment.
(o)	Negligible market value.
(p)	Purchased swaption contracts outstanding at January 31, 2016:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.150	09/13/2021	16,500,000	235,125	42,773
Put - OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Receive	2.000	12/14/2021	20,000,000	271,500	129,526
Total							506,625	172,299

(q)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(r)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,280,193	408,680,728	(423,605,201)	3,355,720	10,141	3,355,720

(s)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $3,657,314,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$61,060,000
Unrealized Depreciation	(88,206,000)
Net Unrealized Depreciation	$(27,146,000)

(t)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,609,820,430	41,068	1,609,861,498
Residential Mortgage-Backed Securities - Agency	—	714,644,399	—	714,644,399
Residential Mortgage-Backed Securities - Non-Agency	—	131,820,607	11,329,567	143,150,174
Commercial Mortgage-Backed Securities - Non-Agency	—	138,908,325	369,691	139,278,016
Asset-Backed Securities - Agency	—	36,090,445	—	36,090,445
Asset-Backed Securities - Non-Agency	—	496,195,170	7,673,600	503,868,770
U.S. Treasury Obligations	278,352,455	31,562,715	—	309,915,170
U.S. Government & Agency Obligations	—	35,466,940	—	35,466,940
Foreign Government Obligations	—	43,801,726	—	43,801,726
Municipal Bonds	—	48,582,653	—	48,582,653
Preferred Debt	39,765,171	—	—	39,765,171
Senior Loans	—	1,723,180	288,800	2,011,980
Common Stocks
Financials	131,205	—	0	131,205
Industrials	72,082	—	—	72,082
Total Common Stocks	203,287	—	0	203,287
Options Purchased Puts	—	172,299	—	172,299
Money Market Funds	—	3,355,720	—	3,355,720
Total Investments	318,320,913	3,292,144,609	19,702,726	3,630,168,248
Derivatives
Assets
Futures Contracts	5,135,297	—	—	5,135,297
Swap Contracts	—	6,549,866	—	6,549,866
Liabilities
Futures Contracts	(3,772,899)	—	—	(3,772,899)
Swap Contracts	—	(6,027,307)	(439,185)	(6,466,492)
Total	319,683,311	3,292,667,168	19,263,541	3,631,614,020

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	18,280,193	18,280,193	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Agency ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	Senior Loans ($)	Credit Default Swap Contracts ($)(a)	Total ($)
Balance as of April 30, 2015	518,165	487,500	12,755,784	2,238,583	20,298,332	148,925	—	36,447,289
Increase (decrease) in accrued discounts/premiums	—	—	(13,985)	(451)	—	—	—	(14,436)
Realized gain (loss)	8,725	—	(28,975)	—	—	2,035	—	(18,215)
Change in unrealized appreciation (depreciation)(b)	(8,487)	—	(219,393)	(1,976)	(42,939)	(16,465)	(439,185)	(728,445)
Sales	(477,335)	—	(9,975,228)	(1,866,465)	(1,093,151)	(148,555)	—	(13,560,734)
Purchases	—	—	8,811,364	—	4,491,358	—	—	13,302,722
Transfers into Level 3	—	—	—	—	—	302,860	—	302,860
Transfers out of Level 3	—	(487,500)	—	—	(15,980,000)	—	—	(16,467,500)
Balance as of January 31, 2016	41,068	—	11,329,567	369,691	7,673,600	288,800	(439,185)	19,263,541

(a) Cost of purchases and sales are not recorded for swap contracts, realized gain (loss) during the period was $(15,757).

(b) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2016 was $(572,637), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(74,477), Commercial Mortgage-Backed Securities — Non-Agency of $(1,976), Asset-Backed Securities — Non-Agency of $(42,939), Senior Loans of $(14,060) and Credit Default Swap Contracts of $(439,185).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change estimated earnings of the respective company might result in change to the comparable companies and market multiples.

Certain residential, commercial, and asset backed securities as well as senior loans and swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Other residential mortgage backed securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia U.S. Treasury Index Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 99.4%
U.S. Treasury
01/31/17	0.500%	$10,305,000	$10,289,707
02/15/17	0.625%	15,000,000	14,994,135
02/28/17	0.500%	10,870,000	10,851,317
04/15/17	0.875%	3,300,000	3,307,478
04/30/17	0.500%	24,430,000	24,372,742
06/15/17	0.875%	10,245,000	10,267,411
06/30/17	0.625%	2,585,000	2,581,365
07/31/17	0.625%	5,540,000	5,531,344
08/15/17	0.875%	2,145,000	2,149,022
08/31/17	1.875%	8,350,000	8,495,799
10/31/17	1.875%	7,100,000	7,232,571
11/30/17	0.875%	4,820,000	4,828,662
12/31/17	0.750%	13,810,000	13,798,137
02/15/18	1.000%	6,055,000	6,075,814
02/15/18	3.500%	12,600,000	13,278,233
04/15/18	0.750%	15,450,000	15,413,789
05/15/18	1.000%	11,460,000	11,492,226
05/15/18	3.875%	3,850,000	4,114,838
06/30/18	2.375%	5,000,000	5,180,470
07/15/18	0.875%	3,625,000	3,623,867
08/15/18	1.000%	1,820,000	1,824,266
08/31/18	1.500%	14,065,000	14,279,815
09/15/18	1.000%	5,100,000	5,110,159
11/15/18	1.250%	5,435,000	5,479,159
11/30/18	1.250%	2,405,000	2,424,541
12/31/18	1.500%	860,000	872,833
01/15/19	1.125%	1,605,000	1,612,022
03/31/19	1.500%	1,905,000	1,932,682
04/30/19	1.250%	1,270,000	1,277,789
04/30/19	1.625%	8,190,000	8,339,402
05/31/19	1.500%	2,080,000	2,109,250
07/31/19	0.875%	7,325,000	7,265,770
07/31/19	1.625%	14,300,000	14,554,719
08/31/19	1.625%	1,715,000	1,745,548
09/30/19	1.750%	9,095,000	9,293,598
10/31/19	1.500%	11,200,000	11,340,437
11/15/19	3.375%	7,000,000	7,573,125
11/30/19	1.500%	2,210,000	2,236,935
12/31/19	1.625%	2,180,000	2,216,020
01/31/20	1.250%	12,480,000	12,499,993
02/29/20	1.250%	5,640,000	5,645,950
02/29/20	1.375%	2,200,000	2,213,406
03/31/20	1.375%	15,000,000	15,084,375
04/30/20	1.375%	15,000,000	15,077,344
05/31/20	1.500%	2,255,000	2,278,607
06/30/20	1.625%	1,790,000	1,816,850
07/31/20	1.625%	4,895,000	4,968,425
08/15/20	2.625%	4,675,000	4,944,359
08/15/20	8.750%	3,200,000	4,248,000
08/31/20	1.375%	2,655,000	2,665,786
08/31/20	2.125%	2,090,000	2,164,864
09/30/20	1.375%	4,435,000	4,448,859
09/30/20	2.000%	2,400,000	2,473,874
10/31/20	1.375%	6,215,000	6,232,480
10/31/20	1.750%	2,285,000	2,327,220
11/30/20	1.625%	3,105,000	3,149,634
11/30/20	2.000%	5,545,000	5,711,566
12/31/20	1.750%	900,000	917,719

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
02/28/21	2.000%	$1,045,000	$1,076,228
03/31/21	2.250%	4,450,000	4,638,431
05/15/21	3.125%	3,230,000	3,508,839
07/31/21	2.250%	2,425,000	2,526,736
08/31/21	2.000%	3,400,000	3,495,758
09/30/21	2.125%	3,025,000	3,129,931
11/30/21	1.875%	9,105,000	9,292,436
12/31/21	2.125%	7,150,000	7,392,986
01/31/22	1.500%	5,350,000	5,337,877
02/15/22	2.000%	3,000,000	3,083,319
02/28/22	1.750%	14,550,000	14,717,660
03/31/22	1.750%	2,705,000	2,733,635
04/30/22	1.750%	1,960,000	1,979,294
05/31/22	1.875%	1,780,000	1,810,315
06/30/22	2.125%	1,025,000	1,057,472
07/31/22	2.000%	2,805,000	2,870,853
08/15/22	1.625%	1,725,000	1,726,618
08/31/22	1.875%	2,970,000	3,016,059
09/30/22	1.750%	2,290,000	2,306,101
10/31/22	1.875%	2,925,000	2,967,161
11/30/22	2.000%	2,770,000	2,831,350
12/31/22	2.125%	2,610,000	2,689,219
05/15/23	1.750%	18,520,000	18,572,078
08/15/23	2.500%	5,400,000	5,700,164
11/15/23	2.750%	2,790,000	2,994,455
02/15/24	2.750%	3,830,000	4,104,534
05/15/24	2.500%	3,350,000	3,523,912
08/15/24	2.375%	2,560,000	2,665,101
11/15/24	2.250%	3,725,000	3,836,605
02/15/25	2.000%	4,715,000	4,753,125
05/15/25	2.125%	6,220,000	6,331,767
08/15/25	2.000%	6,080,000	6,118,000
11/15/25	2.250%	6,445,000	6,629,037
02/15/26	6.000%	5,280,000	7,231,536
11/15/28	5.250%	1,875,000	2,529,272
02/15/29	5.250%	2,405,000	3,253,419
05/15/30	6.250%	570,000	853,953
02/15/31	5.375%	510,000	716,530
02/15/39	3.500%	10,080,000	11,693,586
11/15/39	4.375%	2,460,000	3,236,054
05/15/40	4.375%	1,155,000	1,520,359
11/15/40	4.250%	9,500,000	12,291,736
02/15/41	4.750%	1,710,000	2,376,298
05/15/41	4.375%	1,455,000	1,920,997
02/15/43	3.125%	3,670,000	3,957,867
05/15/43	2.875%	3,250,000	3,335,312
08/15/43	3.625%	1,370,000	1,622,380
11/15/43	3.750%	3,150,000	3,814,329
02/15/44	3.625%	3,000,000	3,546,798
05/15/44	3.375%	3,450,000	3,892,300
08/15/44	3.125%	3,540,000	3,808,541
11/15/44	3.000%	13,080,000	13,716,630
02/15/45	2.500%	2,270,000	2,148,165
05/15/45	3.000%	3,975,000	4,165,987
08/15/45	2.875%	4,005,000	4,093,234
11/15/45	3.000%	3,970,000	4,166,483

Total U.S. Treasury Obligations (Cost: $613,379,571)			$627,545,130

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.360% (a)(b)	13,936,420	$13,936,420

Total Money Market Funds (Cost: $13,936,420)		$13,936,420
Total Investments
(Cost: $627,315,991) (c)		$641,481,550(d)
Other Assets & Liabilities, Net		(9,944,468)

Net Assets		$631,537,082

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,032,087	57,018,949	(44,114,616)	13,936,420	1,249	13,936,420

(c)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $627,316,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$14,173,000
Unrealized Depreciation	(7,000)
Net Unrealized Appreciation	$14,166,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
U.S. Treasury Obligations	627,545,130	—	—	627,545,130
Money Market Funds	—	13,936,420	—	13,936,420
Total Investments	627,545,130	13,936,420	—	641,481,550

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	1,032,087	1,032,087	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 23, 2016